As filed with the Securities and Exchange Commission on April 16, 2019
1933 Act Registration No. 333-171097
1940 Act Registration No. 811-08441

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 25
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 366
Lincoln Life & Annuity Variable Annuity Account H
(Exact Name of Registrant)
American Legacy® Signature
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.
Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.75%	55-58	3.75%
59-64	4.50%	59-64	4.25%
65-69	5.75%	65-69	5.50%
70-74	5.80%	70-74	5.60%
75+	6.00%	75+	5.75%
The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Market Select® Advantage. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.
Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.25%	59-64	4.00%
65-69	5.25%	65-69	5.15%
70-74	5.50%	70-74	5.25%
75+	5.75%	75+	5.50%
The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.
i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Guaranteed Income Benefit. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the i4LIFE® Advantage Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for i4LIFE® Advantage Select Guaranteed Income Benefit applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

The rates below apply for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-69	5.00%	65-69	4.50%
70-74	5.25%	70-74	5.00%
75-79	5.50%	75-79	5.25%
80+	5.50%	80+	5.50%
In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit for i4LIFE® Advantage Select Guaranteed Income Benefit.

Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Max 6 SelectSM Advantage rider. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The rates may be different than those listed below for applications and/or rider election forms signed after May 19, 2019.
The initial Guaranteed Annual Income rate is based on your age as of the date of the first Guaranteed Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Guaranteed Annual Income rate will only increase upon an Automatic Annual Step-up, and will decrease once the Contract Value reaches zero.
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Guaranteed Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Automatic Annual Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Guaranteed Annual Income rate in Table B.
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%
In order to receive the rates indicated in this Rate Sheet, your application and/or election forms must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application and/or election forms in Good Order within 10 days from the date you sign your application and/or election forms, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your application and/or election forms, you will receive the higher set of rates. If the rates have decreased when we compare the Guaranteed Annual Income rates that we are offering on the day you signed your application and/or election forms to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application and/or election forms, subject to meeting the rules above.

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American Legacy® Signature
Individual Variable Annuity Contracts
Lincoln Life & Annuity Variable Annuity Account H
May 1, 2019
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-800-942-5500

This prospectus describes individual flexible premium deferred variable annuity contracts that are issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). Two separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts:
•	American Legacy® Signature 1
•	American Legacy® Signature 2
In deciding which contract to purchase, you should consider which features are important to you, and the amount of separate account and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
These contracts can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
These contracts are designed to accumulate Contract Value and to provide retirement income over a certain period of time or for life, subject to certain conditions. These contracts also offer a Death Benefit payable upon the death of a Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners. Certain benefits described in this prospectus are no longer available.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. At this time, the only fixed account available is for dollar cost averaging.
All Purchase Payments and Persistency Credits, if applicable, for benefits on a variable basis will be placed in Lincoln Life & Annuity Variable Annuity Account H (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
American Funds Insurance Series®:
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Bond Fund
American Funds Capital Income Builder®
American Funds Global Balanced Fund
American Funds Global Bond Fund
American Funds Global Growth and Income Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Bond Fund

American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Blue Chip Income and Growth Fund
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Mortgage Fund
American Funds New World Fund®
American Funds U.S. Government/AAA-Rated Securities Fund
American Funds Ultra-Short Bond Fund
American Funds Insurance Series® – Portfolio SeriesSM:
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
Lincoln Variable Insurance Products Trust:
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-800-942-5500. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account H, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, depending on which Living Benefit Rider you have elected, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.

Income Base—Under certain Living Benefit Riders, the Income Base is a value used to calculate your Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The initial Income Base is equal to your initial Purchase Payment (or your Contract Value on the effective date of the rider, if you elect the rider after we have issued the contract). The Income Base is increased by Enhancements, Automatic Annual Step-ups and additional Purchase Payments, and reduced upon an Excess Withdrawal (or all withdrawals under any version of 4LATER® Advantage).
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, Company)—Lincoln Life & Annuity Company of New York.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln SmartSecurity® Advantage.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—If you select a Signature 2 contract, the additional amount credited to the contract after a specified contract anniversary.
Purchase Payments—Amounts paid into the contract other than Persistency Credits.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:	Signature 1	Signature 2
Surrender Charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.0%	7.0%
Transfer Charge:[2]	Up to $25	Up to $25

[1]	For Signature 1, the surrender charge percentage is reduced over a 7-year period at the following rates: 7%, 7%, 6%, 6%, 5%, 4%, 3% (7%, 6%, 6%, 5%, 4%, 3%, 2% for Signature 1 contracts purchased prior to February 20, 2013). For Signature 2, the surrender charge percentage is reduced over a 4-year period at the following rate: 7%, 7%, 6%, 6%. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage.
•	Table E reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
	Signature 1	Signature 2
Annual Account Fee:[1]	$35	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.45%	1.80%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	1.55%	1.90%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.20%	1.55%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	1.30%	1.65%
Account Value Death Benefit
Mortality and Expense Risk Charge	1.15%	1.50%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	1.25%	1.60%

	Single Life	Joint Life
Optional Living Benefit Rider Charges:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[3,4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Max 6 SelectSM Advantage:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
4LATER® Select Advantage:[5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln SmartSecurity® Advantage:[6]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
4LATER® Advantage:[7]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
4LATER® Advantage (Managed Risk): [5]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	The mortality and expense risk charge is 1.15% for Signature 1 and 1.30% for Signature 2 and the administrative charge rate is 0.10% for all contracts on and after the Annuity Commencement Date.
[3]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.
[4]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[5]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.
[6]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[7]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and Resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
	Signature 1	Signature 2
Annual Account Fee:[1]	$35	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%	2.30%
Guarantee of Principal Death Benefit	1.70%	2.05%
Account Value Death Benefit	1.65%	2.00%

	Signature 1		Signature 2
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018 and i4LIFE® Advantage Select Guaranteed Income Benefit riders:[3]	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.20%	4.40%	4.55%	4.75%
Current Charge	2.90%	3.10%	3.25%	3.45%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.95%	4.15%	4.30%	4.50%
Current Charge	2.65%	2.85%	3.00%	3.20%
Account Value Death Benefit
Guaranteed Maximum Charge	3.90%	4.10%	4.25%	4.45%
Current Charge	2.60%	2.80%	2.95%	3.15%

	Signature 1		Signature 2
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[3]	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.95%	3.95%	4.30%	4.30%
Current Charge	2.60%	2.80%	2.95%	3.15%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.70%	3.70%	4.05%	4.05%
Current Charge	2.35%	2.55%	2.70%	2.90%
Account Value Death Benefit
Guaranteed Maximum Charge	3.65%	3.65%	4.00%	4.00%
Current Charge	2.30%	2.50%	2.65%	2.85%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions — i4LIFE® Advantage charge for more information.
[3]	The current annual charge rate for all Select Guaranteed Income Benefit riders and for Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option).

The current annual charge rate for Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
	Signature 1	Signature 2
Annual Account Fee:[1]	$35	$35

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)[2]
Guaranteed Maximum and Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.55%	1.90%
Guarantee of Principal Death Benefit	1.30%	1.65%
Account Value Death Benefit	1.25%	1.60%

	Signature 1, Signature 2
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2,0 (Managed Risk) riders elected on or after May 21, 2018:[3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
[ctag;tab2_3]Current Initial Annual Charge	1.25%	1.50%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2,0 (Managed Risk) riders elected prior to May 21, 2018 and for all 4LATER® Advantage (Managed Risk) riders:[2,3]

Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.

TABLE D
Expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
	Signature 1	Signature 2
Annual Account Fee:[1]	$35	$35

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
Guaranteed Maximum and Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.55%	1.90%
Guarantee of Principal Death Benefit	1.30%	1.65%
Account Value Death Benefit	1.25%	1.60%

	Signature 1, Signature 2
i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage or 4LATER® Select Advantage:[2]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.

TABLE E
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
	Signature 1	Signature 2
Annual Account Fee:[1]	$35	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractonwers who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%	3.80%
Current Charge	2.60%	2.95%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%	3.55%
Current Charge	2.35%	2.70%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%	3.50%
Current Charge	2.30%	2.65%

[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge of 1.65%. The charge rate will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.26%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.53%	1.26%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2018:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
American Funds Asset Allocation Fund - Class 2	0.27%		0.25%		0.02%		0.00%		0.54%	0.00%	0.54%
American Funds Asset Allocation Fund - Class 4	0.27%		0.25%		0.27%		0.00%		0.79%	0.00%	0.79%
American Funds Blue Chip Income and Growth Fund - Class 2	0.39%		0.25%		0.02%		0.00%		0.66%	0.00%	0.66%
American Funds Blue Chip Income and Growth Fund - Class 4	0.39%		0.25%		0.27%		0.00%		0.91%	0.00%	0.91%
American Funds Bond Fund - Class 2	0.36%		0.25%		0.02%		0.00%		0.63%	0.00%	0.63%
American Funds Bond Fund - Class 4	0.36%		0.25%		0.27%		0.00%		0.88%	0.00%	0.88%
American Funds Capital Income Builder® - Class 4	0.50%		0.25%		0.29%		0.00%		1.04%	0.00%	1.04%
American Funds Global Balanced Fund - Class 2	0.66%		0.25%		0.06%		0.00%		0.97%	0.00%	0.97%
American Funds Global Balanced Fund - Class 4	0.66%		0.25%		0.31%		0.00%		1.22%	0.00%	1.22%
American Funds Global Bond Fund - Class 2	0.53%		0.25%		0.04%		0.00%		0.82%	0.00%	0.82%
American Funds Global Bond Fund - Class 4	0.53%		0.25%		0.29%		0.00%		1.07%	0.00%	1.07%
American Funds Global Growth and Income Fund - Class 2	0.59%		0.25%		0.04%		0.00%		0.88%	0.00%	0.88%
American Funds Global Growth and Income Fund - Class 4	0.59%		0.25%		0.29%		0.00%		1.13%	0.00%	1.13%
American Funds Global Growth Fund - Class 2	0.52%		0.25%		0.03%		0.00%		0.80%	0.00%	0.80%
American Funds Global Growth Fund - Class 4	0.52%		0.25%		0.28%		0.00%		1.05%	0.00%	1.05%
American Funds Global Growth PortfolioSM - Class 4	0.00%		0.25%		0.34%		0.62%		1.21%	-0.03%	1.18%
American Funds Global Small Capitalization Fund - Class 2	0.70%		0.25%		0.04%		0.00%		0.99%	0.00%	0.99%
American Funds Global Small Capitalization Fund - Class 4	0.70%		0.25%		0.29%		0.00%		1.24%	0.00%	1.24%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
American Funds Growth and Income PortfolioSM - Class 4	0.00%		0.25%		0.28%		0.44%		0.97%	0.00%	0.97%
American Funds Growth Fund - Class 2	0.32%		0.25%		0.02%		0.00%		0.59%	0.00%	0.59%
American Funds Growth Fund - Class 4	0.32%		0.25%		0.27%		0.00%		0.84%	0.00%	0.84%
American Funds Growth-Income Fund - Class 2	0.26%		0.25%		0.02%		0.00%		0.53%	0.00%	0.53%
American Funds Growth-Income Fund - Class 4	0.26%		0.25%		0.27%		0.00%		0.78%	0.00%	0.78%
American Funds High-Income Bond Fund - Class 2	0.47%		0.25%		0.03%		0.00%		0.75%	0.00%	0.75%
American Funds High-Income Bond Fund - Class 4	0.47%		0.25%		0.28%		0.00%		1.00%	0.00%	1.00%
American Funds International Fund - Class 2	0.49%		0.25%		0.04%		0.00%		0.78%	0.00%	0.78%
American Funds International Fund - Class 4	0.49%		0.25%		0.29%		0.00%		1.03%	0.00%	1.03%
American Funds International Growth and Income Fund - Class 2	0.61%		0.25%		0.05%		0.00%		0.91%	0.00%	0.91%
American Funds International Growth and Income Fund - Class 4	0.61%		0.25%		0.30%		0.00%		1.16%	0.00%	1.16%
American Funds Managed Risk Asset Allocation Fund - Class P2	0.15%		0.25%		0.26%		0.28%		0.94%	-0.05%	0.89%
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2	0.15%		0.25%		0.28%		0.39%		1.07%	-0.05%	1.02%
American Funds Managed Risk Global Allocation PortfolioSM - Class P2	0.15%		0.25%		0.28%		0.57%		1.25%	-0.05%	1.20%
American Funds Managed Risk Growth and Income PortfolioSM - Class P2	0.15%		0.25%		0.27%		0.45%		1.12%	-0.05%	1.07%
American Funds Managed Risk Growth Fund - Class P2	0.15%		0.25%		0.28%		0.34%		1.02%	-0.05%	0.97%
American Funds Managed Risk Growth PortfolioSM - Class P2	0.15%		0.25%		0.27%		0.39%		1.06%	-0.05%	1.01%
American Funds Managed Risk Growth-Income Fund - Class P2	0.15%		0.25%		0.29%		0.29%		0.98%	-0.06%	0.92%
American Funds Managed Risk International Fund - Class P2	0.15%		0.25%		0.32%		0.49%		1.21%	-0.09%	1.12%
American Funds Mortgage Fund - Class 2	0.42%		0.25%		0.06%		0.00%		0.73%	0.00%	0.73%
American Funds Mortgage Fund - Class 4	0.42%		0.25%		0.31%		0.00%		0.98%	0.00%	0.98%
American Funds New World Fund® - Class 2	0.70%		0.25%		0.06%		0.00%		1.01%	0.00%	1.01%
American Funds New World Fund® - Class 4	0.70%		0.25%		0.31%		0.00%		1.26%	0.00%	1.26%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2	0.34%		0.25%		0.02%		0.00%		0.61%	0.00%	0.61%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	0.34%		0.25%		0.27%		0.00%		0.86%	0.00%	0.86%
American Funds Ultra-Short Bond Fund - Class 2	0.32%		0.25%		0.03%		0.00%		0.60%	0.00%	0.60%
American Funds Ultra-Short Bond Fund - Class 4	0.32%		0.25%		0.28%		0.00%		0.85%	0.00%	0.85%
LVIP American Balanced Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.39%		1.04%	-0.05%	0.99%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.05%		0.37%		1.02%	0.00%	1.02%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.05%		0.39%		1.04%	0.00%	1.04%
LVIP American Growth Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.40%		1.05%	-0.05%	1.00%
LVIP American Income Allocation Fund - Service Class	0.25%		0.35%		0.08%		0.37%		1.05%	-0.05%	1.00%
LVIP American Preservation Fund - Service Class	0.25%		0.35%		0.05%		0.33%		0.98%	-0.10%	0.88%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”)which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual owners and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Signature 1	$1,230	$2,232	$3,284	$5,861
Signature 1 (purchased prior to February 20, 2013)	$1,230	$2,232	$3,184	$5,861
Signature 2	$1,265	$2,331	$2,943	$6,142
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Signature 1	$530	$1,632	$2,784	$5,861
Signature 1 (purchased prior to February 20, 2013)	$530	$1,632	$2,784	$5,861
Signature 2	$565	$1,731	$2,943	$6,142
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and Select Guaranteed Income Benefit at the guaranteed maximum charge are at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Signature 1	$1,268	$2,292	$3,301	$5,504
Signature 1 (purchased prior to February 20, 2013)	$1,268	$2,292	$3,201	$5,504
Signature 2	$1,302	$2,387	$2,947	$5,742
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Signature 1	$568	$1,692	$2,801	$5,504
Signature 1 (purchased prior to February 20, 2013)	$568	$1,692	$2,801	$5,504
Signature 2	$602	$1,787	$2,947	$5,742
For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. The Examples do not reflect any Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable and interest adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. You may purchase either of the contracts offered in this prospectus: American Legacy® Signature 1 and American Legacy® Signature 2.
What are the differences between Signature 1, and Signature 2 contracts? The Signature 1 contract has a longer surrender charge period than the Signature 2 contract. This means that it offers less liquidity than the Signature 2 contract but it has lower total separate account annual expenses. The Signature 2 contract offers greater liquidity than the Signature 1 contract but has higher total separate account annual expenses. Quarterly Persistency Credits apply to the Signature 2 contract after the fourth anniversary. See The Contracts – Contracts Offered in This Prospectus for more information. The Signature 1 contract may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost contract. The Signature 2 contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount four years after purchasing the contract and is willing to pay a higher mortality and expense risk charge.
Purchasing an optional Living Benefit Rider under a Signature 2 contract and paying a higher separate account charge, in order to have more liquidity earlier in the Contract, may not always be compatible. This is because you should typically own your contract over the long term in order to get the maximum benefit from these types of Living Benefit Riders. For example, the longer you wait to make a withdrawal, the greater your withdrawal percentage may be, or there may be a certain number of years before you can use the benefit.
You should determine the appropriate balance among (a) more liquidity earlier in the contract; (b) the impact of the separate account charge on your Contract Value; and (c) the period of time that you must own the contract to receive the desired benefit from any optional Living Benefit Rider you purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments and Persistency Credits, if applicable, to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? The investment adviser for the funds offered under the American Funds Insurance Series is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. The investment adviser for the funds offered under the Lincoln Variable Insurance Products Trust is Lincoln Investment Advisors Corporation (LIAC), 1300 South Clinton Street, Fort Wayne, Indiana 46802. CRMC and LIAC are registered as investment advisers with the SEC. See Investments of the Variable Annuity Account-Investment Adviser.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you may pay a surrender charge of a certain percentage of the surrendered or withdrawn Purchase Payment, depending upon which contract you have purchased, and how long those payments have been invested in the contract. For purposes of calculating surrender charges, we assume that all withdrawals prior to the seventh anniversary of Signature 1 contracts, and the fourth anniversary of Signature 2 contracts, comes first from Purchase Payments. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $2 million or more, your registered representative must submit a request to our Servicing Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
What is a Persistency Credit? If you purchase the Signature 2 contract, a Persistency Credit of 0.0875% of Contract Value less Purchase Payments that have been in the contract less than four years will be credited on a quarterly basis after the fourth anniversary. See The Contracts – Persistency Credits.
Annuity contracts that have no provision for Persistency Credits may have lower mortality and expense risk charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What are the Death Benefit options currently available under my Contract? The Enhanced Guaranteed Minimum Death Benefit (EGMDB) provides a Death Benefit that is equal to the greatest of: 1) the current Contract Value, 2) the sum of all Purchase Payments (as adjusted for withdrawals), or 3) the highest Contract Value on any contract anniversary prior to the 81st birthday of the deceased, and prior to the death of the person for whom a death claim is approved for payment, increased by Purchase Payments (as adjusted for withdrawals) since the highest anniversary date. The Guarantee of Principal Death Benefit provides a Death Benefit that is equal to the greater of the current Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals). The Account Value Death Benefit provides a Death Benefit that is equal to the Contract Value as of the Valuation Date we approve the payment of the death claim. See The Contracts – Death Benefits for a complete description of each Death Benefit option. Refer to the i4LIFE® Advantage Death Benefits for specific Death Benefit features when i4LIFE® Advantage is elected.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either an income/withdrawal benefit (Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0) or a minimum Annuity Payout (4LATER® Select Advantage, 4LATER® Advantage (Managed Risk) and i4LIFE® Advantage with or without the Guaranteed Income Benefit. If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals (and all withdrawals under any version of the 4LATER® Advantage rider) may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? In general, the following riders are available to all new and existing Contractowners: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6

SelectSM Advantage, 4LATER® Select Advantage, i4LIFE® Advantage Select Guaranteed Income Benefit, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). See Living Benefit Riders later in this prospectus regarding limitations on the availability of these riders.
We reserve the right to discontinue offering any of the Living Benefit Riders to new purchasers or existing Contractowners at any time. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available at any time.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The annual performance of the Subaccounts is based on past performance and does not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.

Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-800-942-5500. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On July 24, 1996, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.

Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-942-5500.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Adviser
The investment adviser for the American Funds is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. The investment adviser for the funds offered under the Lincoln Variable Insurance Products Trust is Lincoln Investment Advisors Corporation (LIAC), 1300 South Clinton Street, Fort Wayne, Indiana 46802. As compensation for its services to the funds, each investment adviser receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.25%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, the American Funds and LVIP Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Asset Allocation Fund (Class 2): High total return (including income and capital gains) consistent with preservation of capital over the long term.
This fund is not available in contracts issued on or after January 9, 2017.
•	American Funds Asset Allocation Fund (Class 4): High total return (including income and capital gains) consistent with preservation of capital over the long term.
This fund is not available in contracts issued before January 9, 2017.
•	American Funds Blue Chip Income and Growth Fund (Class 2): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Blue Chip Income and Growth Fund (Class 4): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
This fund is not available in contracts issued before May 22, 2017.
•	American Funds Bond Fund (Class 2): To provide as high a level of current income as is consistent with the preservation of capital.
This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Bond Fund (Class 4): To provide as high a level of current income as is consistent with the preservation of capital. This fund is not available in contracts issued before May 22, 2017.
•	American Funds Capital Income Builder® (Class 4): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	American Funds Global Balanced Fund (Class 2): The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
This fund is not available in contracts issued on or after January 9, 2017.
•	American Funds Global Balanced Fund (Class 4): The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. This fund is not available in contracts issued before January 9, 2017.
•	American Funds Global Bond Fund (Class 2): To provide, over the long term, with a high level of total return consistent with prudent investment management.
This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Global Bond Fund (Class 4): To provide, over the long term, with a high level of total return consistent with prudent investment management.
This fund is not available in contracts issued before May 22, 2017.
•	American Funds Global Growth and Income Fund (Class 2): Long-term growth of capital while providing current income. This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Global Growth and Income Fund (Class 4): Long-term growth of capital while providing current income. This fund is not available in contracts issued before May 22, 2017.
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Global Growth Fund (Class 4): Long-term growth of capital. This fund is not available in contracts issued before May 22, 2017.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Global Small Capitalization Fund (Class 4): Long-term capital growth. This fund is not available in contracts issued before May 22, 2017.
•	American Funds Growth Fund (Class 2): Growth of capital. This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Growth Fund (Class 4): Growth of capital. This fund is not available in contracts issued before May 22, 2017.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income. This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Growth-Income Fund (Class 4): Long-term growth of capital and income. This fund is not available in contracts issued before May 22, 2017.
•	American Funds High-Income Bond Fund (Class 2): To provide investors with a high level of current income; capital appreciation is the secondary objective.
This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds High-Income Bond Fund (Class 4): To provide investors with a high level of current income; capital appreciation is the secondary objective.
This fund is not available in contracts issued before May 22, 2017.
•	American Funds International Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds International Fund (Class 4): Long-term growth of capital. This fund is not available in contracts issued before May 22, 2017.
•	American Funds International Growth and Income Fund (Class 2): Long-term growth of capital while providing current income. This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds International Growth and Income Fund (Class 4): Long-term growth of capital while providing current income. This fund is not available in contracts issued before May 22, 2017.
•	American Funds Managed Risk Asset Allocation Fund (Class P2): To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Managed Risk Blue Chip Income and Growth Fund (Class P2): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Managed Risk Growth Fund (Class P2): To provide growth of capital while seeking to manage volatility and provide downside protection; a fund of funds.

•	American Funds Managed Risk Growth-Income Fund (Class P2): To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Managed Risk International Fund (Class P2): To provide long-term growth of capital while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Mortgage Fund (Class 2): To provide current income and preservation of capital. This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Mortgage Fund (Class 4): To provide current income and preservation of capital. This fund is not available in contracts issued before May 22, 2017.
•	American Funds New World Fund® (Class 2): Long-term capital appreciation. This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds New World Fund® (Class 4): Long-term capital appreciation. This fund is not available in contracts issued before May 22, 2017.
•	American Funds U.S. Government/AAA-Rated Securities Fund (Class 2): To provide a high level of current income consistent with preservation of capital.
This fund is not available in contracts issued on or after January 9, 2017.
•	American Funds U.S. Government/AAA-Rated Securities Fund (Class 4): To provide a high level of current income consistent with preservation of capital.
This fund is not available in contracts issued before January 9, 2017.
•	American Funds Ultra-Short Bond Fund (Class 2): To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
This fund is not available in contracts issued on or after May 22, 2017.
•	American Funds Ultra-Short Bond Fund (Class 4): To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
This fund is not available in contracts issued before May 22, 2017.
American Funds Insurance Series®- Portfolio SeriesSM, advised by Capital Research and Management Company
•	American Funds Global Growth PortfolioSM (Class 4): Long-term growth of capital; a fund of funds.
•	American Funds Growth and Income PortfolioSM (Class 4): Long-term growth of capital and income; a fund of funds.
•	American Funds Managed Risk Global Allocation PortfolioSM (Class P2): High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Managed Risk Growth and Income PortfolioSM (Class P2): Long-term growth of capital and current income while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Managed Risk Growth PortfolioSM (Class P2): Long-term growth of capital while seeking to manage volatility and provide downside protection; a fund of funds.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
•	LVIP American Global Balanced Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital. A fund of funds.
•	LVIP American Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
•	LVIP American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
•	LVIP American Income Allocation Fund (Service Class): A high level of current income with some consideration given to growth of capital. A fund of funds.
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital. A fund of funds.

Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge; and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the average daily net asset value of the Subaccounts based on which contract and Death Benefit you choose. Those charges are equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Signature 1:
Mortality and expense risk charge	1.15%	1.20%	1.45%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	1.25%	1.30%	1.55%
Signature 2:
Mortality and expense risk charge	1.50%	1.55%	1.80%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	1.60%	1.65%	1.90%
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments
Number of contract anniversaries since Purchase Payment was invested	Signature 1*	Signature 2
0	7.0%	7.0%
1	7.0%	7.0%
2	6.0%	6.0%
3	6.0%	6.0%
4	5.0%	0.0%
5	4.0%	0.0%
6	3.0%	0.0%
7	0.0%	0.0%
*For contracts purchased prior to February 20, 2013, the surrender charge is reduced over a 7-year period at the following rates: 7%, 6%, 6%, 5%, 4%, 3%, 2%.
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary for Signature 1 or fourth anniversary for Signature 2, since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount. The free amount is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	Purchase Payments used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, as a result of permanent and total disability of the Contractowner. Permanent and total disability is a disability that prevents the Contractowner from engaging in any occupation for remuneration or profit and which has existed continuously for a period of 12 months and begins prior to the 65th birthday of the disabled Contractowner, provided that written proof of total disability is sent to us at our Servicing Office;
•	A surviving spouse, at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments, as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the Contractowner. Diagnosis of a terminal illness must be after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner, joint owner, or Annuitant;
•	A surrender or annuitization of any applicable Persistency Credits;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage, including any payments to provide the Guaranteed Income Benefit, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Guaranteed Annual Income amount or the Maximum Annual Withdrawal amount under applicable Living Benefit Riders, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the seventh anniversary for the Signature 1 contract, and the fourth anniversary for the Signature 2 contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the seventh anniversary for the Signature 1 contract, and the fourth anniversary for the Signature 2 contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits, if any, or until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 ($30 for contracts purchased prior to June 24, 2013) from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Transfer Fee
We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, and 4LATER® Select Advantage Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
The charge rates for the riders listed above are:
	Guaranteed Maximum Annual Charge Rate		Current Initial Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018; Lincoln Market Select® Advantage; Lincoln Max 6 SelectSM Advantage; or 4LATER® Select Advantage	2.25%	2.45%	1.25% (0.3125% quarterly)	1.50% (0.3750% quarterly)
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	2.00%	2.00%	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)

A discussion of the charges for additional closed riders can be found in an Appendix to this prospectus.
The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Income Base is decreased by all withdrawals under 4LATER® Select Advantage.); and
•	may increase every Benefit Year upon an Enhancement that occurs after the tenth Benefit Year anniversary, or upon an Automatic Annual Step-up. (You may opt out of this increase – see details below.)

The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage). This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups. If you opt out of an Automatic Annual Step-up, you are still eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
The following paragraph applies to all the above-listed Living Benefit Riders except:
•	4LATER® Select Advantage riders elected prior November 19, 2018.
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate is:
	Signature 1	Signature 2

Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%	2.30%
Guarantee of Principal Death Benefit	1.70%	2.05%
Account Value Death Benefit	1.65%	2.00%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the valuation date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.

i4LIFE® Advantage Guaranteed Income Benefit Charge. A current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value applies to all Select Guaranteed Income Benefit riders and to Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018. This charge rate is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Signature 1		Signature 2
	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.90%	3.10%	3.25%	3.45%
Guarantee of Principal Death Benefit	2.65%	2.85%	3.00%	3.20%
Account Value Death Benefit	2.60%	2.80%	2.95%	3.15%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (Managed Risk) elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) are each subject to a current annual charge rate of 0.65% (0.85% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Signature 1		Signature 2
	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.60%	2.80%	2.95%	3.15%
Guarantee of Principal Death Benefit	2.35%	2.55%	2.70%	2.90%
Account Value Death Benefit	2.30%	2.50%	2.65%	2.85%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage, 4LATER® Select Advantage or 4LATER® Advantage (Managed Risk) may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit; and Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018	2.25%	2.45%
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018; and Guaranteed Income Benefit (version 4)	2.00%	2.00%
If we automatically administer the step-up for you and your charge rate is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive notice of your request to reverse the step-up, on a going forward basis we will decrease the charge rate to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.

This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply. If you are transitioning to i4LIFE® Advantage Guaranteed Income Benefit from a closed rider, see Appendix B for a discussion of the charges.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
Lincoln Market Select® Advantage; or 4LATER® Select Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.55% for the EGMDB, 1.30% for the Guarantee of Principal Death Benefit and 1.25% for the Account Value Death Benefit for Signature 1 and 1.90% for the EGMDB, 1.65% for the Guarantee of Principal Death Benefit and 1.60% for the Account Value Death Benefit for Signature 2. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/18 Initial i4LIFE® Advantage Account Value	$100,000
1/1/18 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/18 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,562.50
1/2/18 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/18 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.

1/2/19 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/19 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/20 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/20 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.25% to 1.35%.
1/2/20 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.35%/1.25%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The mortality and expense risk and administrative charge of 1.25% for Signature 1 contracts and 1.40% for Signature 2 contracts of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,

•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Contracts Offered in this Prospectus
This prospectus describes two separate annuity contracts:
•	American Legacy® Signature 1
•	American Legacy® Signature 2
Each contract offers you the ability to choose any of the Death Benefits, Living Benefit Riders, and payout options described in this prospectus as long as they are currently available. Each contract has its own mortality and expense risk charge and applicable surrender charge. In deciding what contract to purchase, you should consider the amount of mortality and expense risk and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the enhanced Death Benefits or other optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
An enhanced Death Benefit and optional Living Benefit Riders may be available for an additional charge, and are described later in this prospectus. You should check with your registered representative regarding availability.
American Legacy® Signature 1
The Signature 1 annuity contract has a total mortality and expense risk and administrative charge rate ranging from 1.25% to 1.55%, depending on which Death Benefit you have elected. It has a declining seven-year surrender charge on each Purchase Payment.
American Legacy® Signature 2
The Signature 2 annuity contract has a total mortality and expense risk and administrative charge rate ranging from 1.60% to 1.90%, depending on which Death Benefit you have elected. It has a declining four-year surrender charge on each Purchase Payment. Contractowners of the Signature 2 annuity contract will receive Persistency Credits on a quarterly basis after the fourth contract anniversary. See The Contracts - Persistency Credits.
A Signature 1 contract has a longer surrender charge period than the Signature 2 contract. This means that it offers less liquidity than the Signature 2 contract but it has lower total separate account annual expenses. The Signature 2 contract offers greater liquidity than the Signature 1 contract but has higher total separate account annual expenses. Quarterly Persistency Credits apply to the Signature 2 contract after the fourth anniversary. The Signature 1 contract may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost contract. The Signature 2 contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount four years after purchasing the contract and is willing to pay a higher mortality and expense risk charge.
Purchasing an optional Living Benefit Rider under a Signature 2 contract and paying a higher separate account charge, in order to have more liquidity earlier in the Contract, may not always be compatible. This is because you should typically own your contract over the long term in order to get the maximum benefit from these types of Living Benefit Riders. For example, the longer you wait to make a withdrawal, the greater your withdrawal percentage may be, or there may be a certain number of years before you can use the benefit.
You should determine the appropriate balance among (a) more liquidity earlier in the contract; (b) the impact of the separate account charge on your Contract Value; and (c) the period of time that you must own the contract to receive the desired benefit from any optional Living Benefit Rider you purchase.
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA and fixed account, if any, to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract

For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.
Persistency Credits
Contractowners of the Signature 2 contract will receive a Persistency Credit on a quarterly basis after the fourth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least four years, by 0.0875%. This Persistency Credit will be allocated to the variable Subaccounts and the DCA fixed account in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a fixed account is $2,000.
Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a Contract Year. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing programs elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.

Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
There may be charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-800-942-5500. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. See Charges and Other Deductions – Surrender Charge. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or

Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.

If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contact; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount under applicable Living Benefit Riders (the Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage are excluded) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount under applicable Living Benefit Riders (the Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage are excluded) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals(surrender charges for example) and premium taxes, if any.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
The EGMDB is only available under nonqualified, IRA or Roth IRA contracts if the Contractowner, joint owner and Annuitant are under age 80 at the time of issuance.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. A portion of the Death Benefit credited to the contract will be allocated to the variable Subaccounts in proportion to the Contract Value in each variable Subaccount. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.

If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for the Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elected on or after May 21, 2018. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
•	American Funds Bond Fund*
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Blue Chip Income and Growth Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth Fund
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Managed Risk Growth-Income Fund
•	American Funds Managed Risk International Fund
•	American Funds Mortgage Fund*
•	American Funds U.S. Government/AAA Rated Securities Fund*
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Preservation Fund

* This fund is only available to contracts issued on or after May 22, 2017.
The fixed account is only available for dollar cost averaging.

Investment Requirements for other Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018, you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Bond Fund* American Funds Mortgage Fund* American Funds U.S. Government/AAA Rated Securities Fund* LVIP American Preservation Fund	American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Blue Chip Income and Growth Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth PortfolioSM
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
LVIP American Global Balanced Allocation Managed Risk Fund
	LVIP American Global Growth Allocation Managed Risk Fund	No Subaccounts at this time.
* This fund is only available to contracts issued on or after May 22, 2017.
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Bond Fund*
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Mortgage Fund*
•	American Funds U.S. Government/AAA Rated Securities Fund*
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Preservation Fund

* This fund is only available to contracts issued on or after May 22, 2017.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit elected on or after May 21, 2018 for contracts issued on or after May 22, 2017. If your contract was issued on or after May 22, 2017 and you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	American Funds Global Bond Fund
•	American funds Global Small Capitalization Fund
•	American Funds New World Fund®

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, American Funds Balanced Model Portfolio or American Funds Conservative Model Portfolio. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit elected on or after May 21, 2018 for contracts issued prior to May 22, 2017. If your contract was issued prior to May 22, 2017 and you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among one or more of the following Subaccounts only.
•	American Funds Capital Income Builder®
•	American Funds Global Balanced Fund
•	American Funds Global Growth PortfolioSM
•	American Funds Growth and Income PortfolioSM
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Blue Chip Income and Growth Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth Fund
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Managed Risk Growth-Income Fund
•	American Funds Managed Risk International Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of Account Value in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund asset allocation model made available to you by your broker-dealer. If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders for contracts issued on or after May 22, 2017. If you elected i4LIFE®Advantage Select Guaranteed Income Benefit prior to May 21, 2018, or Lincoln Market Select® Advantage, or 4LATER® Select Advantage on or after May 22, 2017, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
American Funds Bond Fund American Funds Mortgage Fund American Funds U.S. Government/AAA Rated Securities Fund LVIP American Preservation Fund	American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Balanced Fund
American Funds Global Growth and Income Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

The fixed account is only available for dollar cost averaging.
As an alternative, if you purchased your contract on or after May 22, 2017, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Bond Fund
•	American Funds Global Balanced Fund
•	American Funds Growth and Income PortfolioSM
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Mortgage Fund
•	American Funds U.S. Government/AAA Rated Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund

The fixed account is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: American Funds Balanced Model Portfolio, American Funds Conservative Model Portfolio or American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders for contracts issued prior to May 22, 2017 that elect a rider on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elected i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or Lincoln Market Select® Advantage or 4LATER® Select Advantage, or you are transitioning to i4LIFE® Select Guaranteed Income Benefit from one of these riders, you must currently allocate 100% of your Contract Value among one or more of the following Subaccounts.
•	American Funds Global Balanced Fund
•	American Funds Growth and Income PortfolioSM
•	American Funds Managed Risk Asset Allocation PortfolioSM
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund
The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, contracts that purchase one of these Living Benefit Riders on or after August 29, 2016 (October 3, 2016 for existing Contractowners) and prior to January 9, 2017 may allocation 100% of your Contract Value or Account Value among the American Funds Asset Allocation Fund (85%) and the American Funds U.S. Government/AAA-Rated Securities Fund (15%).
Contracts that purchase one of these Living Benefit Riders on or after January 9, 2017 may satisfy these Investment Requirements by allocating 100% of the Contract Value or Account Value in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund asset allocation model made available to you by your broker-dealer. If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
For earlier versions of Investment Requirements, see Appendix E – Investment Requirements for Previous Rider Elections.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:

•	an income/withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage, or
•	Lincoln Max 6 SelectSM Advantage;
•	a minimum Annuity Payout:
•	4LATER® Select Advantage,
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit.
The following Living Benefit Riders are no longer available for purchase:
•	Lincoln Lifetime IncomeSM Advantage 2.0,
•	Lincoln SmartSecurity® Advantage, and
•	4LATER® Advantage (Managed Risk), and
•	4LATER® Advantage.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) is also unavailable unless guaranteed under the terms of another rider. Lincoln Lifetime IncomeSM Advantage 2.0 is described in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. All other unavailable Living Benefit Riders are described in an Appendix to this prospectus.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us. Your registered representative will help you determine which Living Benefit Rider best suits your financial goals.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or payout option offered in your contract at any one time. Certain broker-dealers may require Contractowners to make post-contract issue rider requests through their registered representative. If your registered representative of record is affiliated with such a broker-dealer we will not process your request until you consult with your registered representative.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Guaranteed Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current rates and/or current percentages, their effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may change periodically and may be higher or lower than the rates and/or percentages on the previous Rate Sheet. We must receive your rider election form in Good Order within 10 days from the date you sign your rider election form.
At least 10 days before the end of the indicated effective period the rates and/or percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-800-942-5500. The rates and/or percentages from previous effective periods are included in Appendix C and D to this prospectus.
If the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
If you purchased the rider prior to August 20, 2018, you may receive guaranteed income payments for life only by electing i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider will terminate. Except as specified below, this election must be made by the Contractowner’s age 95 for nonqualified contracts (younger of you or your spouse) and up to the Contractowner’s age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012 and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the fifth Benefit Year anniversary must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount(s) that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Servicing Office approval.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) (age 75 for qualified contracts that elected this rider prior to August 20, 2018) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For more information on termination rules, see the “Termination” section associated with your Living Benefit Rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after August 20, 2018, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to August 20, 2018, do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss.
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year and, for riders elected on and after August 20, 2018, the first Guaranteed Annual Income withdrawal has not occurred;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after August 20, 2018, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to August 20, 2018, the Enhancement equals the Income

Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Income Base and Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. For riders purchased on and after August 20, 2018, Enhancements are not available once the first Guaranteed Annual Income withdrawal occurs.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made:
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A

On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $115,000.
Following is an example of how the Automatic Annual Step-up and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. If your rider was elected on and after August 20, 2018, the Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). If your rider was elected prior to August 20, 2018, the Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year, as long as the Guaranteed Annual Income amount is greater than zero. Riders elected prior to August 20, 2018, must elect i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option to receive guaranteed income payments for life.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-800-942-5500. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Guaranteed Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income

Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 4.50% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.50%)	$9,000
Contract Value six months after rider's effective date	$210,000
Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$9,000
Contract Value after withdrawal ($210,000 - $9,000)	$201,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.50%)	$9,225
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $9,225 (4.50% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $9,000 (4.50% of $200,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $9,450 ($9,000 + 4.50% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract. Persistency Credits added to the contract do not immediately increase the Guaranteed Annual Income amount but are added to the Contract Value and may increase the Income Base upon an Automatic Annual Step-up which in return may increase the Guaranteed Annual Income amount.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base and Enhancement Base, the Guaranteed Annual Income amount and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $3,825 (4.50% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Guaranteed Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,825 and the Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Guaranteed Annual Income amount = $3,268 (4.50% of $72,630 Income Base)
On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Income Base = $72,630
Enhancement Base = $72,630
Guaranteed Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,825 Guaranteed Annual Income amount is not subject to surrender charges; the $8,175 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4. This contract is not a beneficiary IRA; and
5. The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
If your rider was elected prior to August 20, 2018, and you are required to take annuity payments because you have reached age 95 (nonqualified contracts) (younger of you or your spouse for the joint life option) or age 80 (qualified contracts) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the GAIAAPO. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the fifth Benefit Year anniversary have until the Contractowner has reached age 85 (qualified contracts) or age 99 (nonqualified contracts) (younger of you or your spouse) to elect the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving Secondary Life under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree;

•	upon surrender or termination of the underlying annuity contract; or
•	on the final day of the Contractowner's eligibility to elect the applicable version of i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option. (This provision is only applicable to riders elected prior to August 20, 2018.)
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
If you elected the rider prior to August 20, 2018, you may receive guaranteed income payments for life only by electing i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option. If an election is not made, the Lincoln Market Select® Advantage rider will terminate. This election must be made by the Contractowner’s age 95 for nonqualified contracts (younger of you or your spouse) and up to the Contractowner’s age 80 for qualified contracts.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Market Select® Advantage rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Servicing Office approval.
Lincoln Market Select® Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) (age 75 for qualified contracts purchased prior to August 20, 2018) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Market Select® Advantage, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with other termination rules that apply to your rider before you will be able to elect Lincoln Market Select® Advantage. For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after August 20, 2018, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to August 20, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year and, for riders elected on and after August 20, 2018, the first Guaranteed Annual Income withdrawal has not occurred;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after August 20, 2018, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to August 20, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Income Base and Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. For riders purchased on and after August 20, 2018, Enhancements are not available once the first Guaranteed Annual Income withdrawal occurs.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made:

Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if applicable, added on that date, is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs, a new Enhancement Period begins. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $115,000.
Following is an example of how the Automatic Annual Step-up and the 5% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700

On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. If your rider was elected on and after August 20, 2018, the Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). If your rider was elected prior to August 20, 2018, the Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year, as long as the Guaranteed Annual Income amount is greater than zero. Riders elected prior to August 20, 2018, must elect i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option to receive guaranteed income payments for life.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-800-942-5500. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Guaranteed Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base and the Contract Value. The example assumes a 6% Enhancement, a 4% Guaranteed Annual Income rate, and a Contract Value of $200,000:

Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $10,000 (5% of $200,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $10,500 ($10,000 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)

After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90135%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Guaranteed Annual Income amount is not subject to surrender charges: the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If your rider was elected on and after August 20, 2018, and you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
If your rider was elected prior to August 20, 2018, and you are required to take annuity payments because you have reached age 95 (nonqualified contracts) (younger of you or your spouse for the joint life option) or age 80 (qualified contracts) and have not elected

i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract; or
•	on the final day of the Contractowner's eligibility to elect the applicable version of i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option. (This provision is only applicable to riders elected prior to August 20, 2018.)
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Max 6 SelectSM Advantage
Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after an Enhancement;

•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base, which are age based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen. Your Guaranteed Annual Income payments will be reduced if your Contract Value is reduced to zero.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals will also negatively impact the availability of an Enhancement.
You may consider purchasing Lincoln Max 6 SelectSM Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancements to the Income Base. However, these guaranteed payments will be reduced if your Contract Value is reduced to zero. Additionally, if you decide to elect i4LIFE® Advantage in the future, your Income Base under Lincoln Max 6 SelectSM Advantage will not carry over to i4LIFE® Advantage.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Max 6 SelectSM Advantage rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Servicing Office approval.
Lincoln Max 6 SelectSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Max 6 SelectSM Advantage, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Max 6 SelectSM Advantage. For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
The Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first

90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement, if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. the first Guaranteed Annual Income withdrawal has not occurred and there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. Enhancements are not available once the first Guaranteed Annual Income withdrawal occurs.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the 6% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and

b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for the 6% Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and the Enhancement Base are increased to equal the Contract Value of $115,000.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option) but will be reduced if your Contract Value is reduced to zero.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected and whether or not your Contract Value has been reduced to zero. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-800-942-5500. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Guaranteed Annual Income payments are not available until you have reached age 55 (the younger of you or your spouse under the joint life option). If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Guaranteed Annual

Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Guaranteed Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Guaranteed Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Guaranteed Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Guaranteed Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Guaranteed Annual Income amount will continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 5% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider’s effective date	$212,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$10,000
Contract Value after withdrawal ($212,000 - $10,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $10,250 (5% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up, will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate. The Guaranteed Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Guaranteed Annual Income amount.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and

2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90135%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Guaranteed Annual Income amount is not subject to surrender charges; the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an

RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annuity payments equal to the Income Base multiplied by the Guaranteed Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Max 6 SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	upon election of i4LIFE® Advantage;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
4LATER® Select Advantage
4LATER® Select Advantage is a Living Benefit Rider available for purchase that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.

The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The 4LATER® Select Advantage rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Servicing Office approval.
4LATER® Select Advantage is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. The Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger at the time this rider is elected.
If you own a Living Benefit Rider and you wish to elect 4LATER® Select Advantage, you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect 4LATER® Select Advantage. For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is the value used to calculate the Guaranteed Income Benefit amount under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by all withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
For rider elections on and after November 19, 2018, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement. Rider elections prior to November 19, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base and Enhancement Base) by the amount of the Purchase Payments. For example, an additional Purchase Payment of $10,000 will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and Enhancement Base, but must be invested in the contract for at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base and Enhancement Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. The reduction to the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base, Enhancement Base, and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
Enhancement Base = $125,500

After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base and Enhancement Base, and as a result will reduce your future Guaranteed Income Benefit. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement if:
a.	Annuitant (single life option) or the Annuitant and Secondary Life (joint life option) are under age 86;
b.	there were no withdrawals in the preceding Benefit Year;
c.	the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after November 19, 2018, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to November 19, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline the Automatic Annual Step-up, you will continue to be eligible for an Enhancement on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal from Contract Value in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made:
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders elected on and after November 19, 2018, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 6% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Riders elected prior to November 19, 2018, only have one 10-year Enhancement Period.
Automatic Annual Step-up. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and

b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after an Enhancement (if any).
For riders elected on or after November 19, 2018, each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and the Enhancement Base are increased to equal the Contract Value of $115,000.
The following is an example of how the Automatic Annual Step-up and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base
At issue	$$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).
Death Prior to the Annuity Commencement Date. 4LATER® Select Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, the rider will terminate.
Upon the death of the Contractowner, this rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate:
•	on the Annuity Commencement Date;
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the second death of either the Annuitant or Secondary Life;
•	when the Income Base is reduced to zero due to withdrawals;
•	the last day that you can elect i4LIFE® Advantage (age 95, younger of you or your spouse); or
•	upon termination of the underlying contract.

This termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Select Guaranteed Income Benefit option. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint lifetime option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals i4LIFE® Advantage will end and your contract will terminate. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.

The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). Contracts that elect Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), or Guaranteed Income Benefit (version 4) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.

AIR rates of 3%, 4% or 5% may be available for Regular Income Payments under i4LIFE® Advantage. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit elections made prior to February 19, 2019; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit and Select Guaranteed Income Benefit elections made on and after February 19, 2019. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable surrender charges. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. Two versions of i4LIFE®Advantage Guaranteed Income Benefit are currently available – i4LIFE® Advantage Select Guaranteed Income Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
The total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date if no step-ups have occurred).
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount or the Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.

Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.

The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-800-942-5500. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value). This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-ups
Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2019 Amount of initial Regular Income Payment	$4,801
8/1/2019 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2019 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2020 Recalculated Regular Income Payment	$6,000
8/1/2020 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Market Select® Advantage 4LATER® Select Advantage	Select Guaranteed Income Benefit
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) 4LATER® Advantage (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base or Guaranteed Amount, as applicable, based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
If the decision to elect i4LIFE® Advantage Guaranteed Income Benefit is made because it is your last day of eligibility to elect i4LIFE® Advantage, you may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is 95 for nonqualified contract and age 80 for qualified contract. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0

(purchased prior to April 2, 2012), or 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85
Purchasers of Lincoln Market Select® Advantage Purchasers of 4LATER® Select Advantage	Longer of 20 years or the difference between your age and age 90	N/A

A 3% AIR will be used to calculate the Regular Income Payments for transitions to i4LIFE® Advantage Select Guaranteed Income Benefit. A 4% AIR will be used to calculate the Regular Income Payments for all other transitions to i4LIFE® Advantage Guaranteed Income Benefit.
When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.

i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value.

When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:

i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts may not commence within twelve months after the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.

Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain Living Benefit Riders and Death Benefits that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
We may not accept reinvestment into the fixed side of the contract.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with broker-dealers that are unaffiliated with us. While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms is 7.00% of Purchase Payments, plus 0.20% annual trail compensation beginning in years two and beyond. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so as long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.05% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers. Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the Statement of Additional Information (SAI).
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-800-942-5500.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.

Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income , Persistency Credits, and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Persistency Credits, and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.

Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:

•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.

A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.

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Contents of the Statement of Additional Information (SAI)
for Lincoln Life & Annuity Variable Annuity Account H
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
American Legacy® Signature
Lincoln Life & Annuity Variable Annuity Account H

Please send me a free copy of the current Statement of Additional Information for Lincoln Life & Annuity Variable Annuity Account H (American Legacy® Signature).
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.**
Signature 1
	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds Asset Allocation Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.864	13.573	3	12.060	13.832	3	N/A	N/A	N/A
2013	13.573	16.530	2	13.832	16.888	5	N/A	N/A	N/A
2014	16.530	17.154	509	16.888	17.569	762	N/A	N/A	N/A
2015	17.154	17.126	484	17.569	17.585	681	N/A	N/A	N/A
2016	17.126	18.450	472	17.585	18.991	749	17.678	19.101	65
2017	18.450	21.115	446	18.991	21.789	659	19.101	21.926	88
2018	21.115	19.833	404	21.789	20.517	622	21.926	20.657	87
American Funds Asset Allocation Fund - Class 4
2017	10.833	11.680	3	10.506	11.714	360	N/A	N/A	N/A
2018	11.680	10.944	15	11.714	11.004	421	N/A	N/A	N/A
American Funds Blue Chip Income and Growth Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.837	15.501	2	12.063	15.837	4	N/A	N/A	N/A
2014	15.501	17.607	584	15.837	18.033	833	N/A	N/A	N/A
2015	17.607	16.828	571	18.033	17.279	801	N/A	N/A	N/A
2016	16.828	19.668	504	17.279	20.245	740	17.370	20.362	42
2017	19.668	22.665	430	20.245	23.389	693	20.362	23.536	34
2018	22.665	20.385	381	23.389	21.088	614	23.536	21.232	31
American Funds Blue Chip Income and Growth Fund - Class 4
2017	10.138	11.101	18	10.143	11.118	34	N/A	N/A	N/A
2018	11.101	9.955	41	11.118	9.996	71	N/A	N/A	N/A
American Funds Bond Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.613	12.049	1*	11.805	12.279	3	N/A	N/A	N/A
2013	12.049	11.607	2	12.279	11.859	4	N/A	N/A	N/A
2014	11.607	12.032	565	11.859	12.323	1213	N/A	N/A	N/A
2015	12.032	11.879	521	12.323	12.198	1099	N/A	N/A	N/A
2016	11.879	12.041	490	12.198	12.395	1070	12.262	12.466	164
2017	12.041	12.290	469	12.395	12.683	1058	12.466	12.763	170
2018	12.290	12.015	421	12.683	12.430	956	12.763	12.514	151
American Funds Bond Fund - Class 4
2017	10.038	10.069	11	10.041	10.085	89	N/A	N/A	N/A
2018	10.069	9.826	15	10.085	9.866	276	N/A	N/A	N/A
American Funds Capital Income Builder® - Class 4
2014	10.099	9.841	81	10.143	9.857	23	N/A	N/A	N/A
2015	9.841	9.516	91	9.857	9.555	135	N/A	N/A	N/A
2016	9.516	9.724	115	9.555	9.789	180	N/A	N/A	N/A
2017	9.724	10.786	143	9.789	10.884	225	N/A	N/A	N/A
2018	10.786	9.850	188	10.884	9.965	273	N/A	N/A	N/A
American Funds Global Balanced Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.580	10.587	1*	9.595	10.631	3	N/A	N/A	N/A
2013	10.587	11.700	1*	10.631	11.777	3	N/A	N/A	N/A
2014	11.700	11.708	34	11.777	11.814	168	N/A	N/A	N/A
2015	11.708	11.418	37	11.814	11.550	147	N/A	N/A	N/A
2016	11.418	11.745	34	11.550	11.912	127	11.577	11.945	5
2017	11.745	13.829	38	11.912	14.060	118	11.945	14.106	5
2018	13.829	12.798	34	14.060	13.044	90	14.106	13.094	5

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds Global Balanced Fund - Class 4
2017	N/A	N/A	N/A	10.298	11.709	15	N/A	N/A	N/A
2018	11.739	10.770	9	11.709	10.828	33	N/A	N/A	N/A
American Funds Global Bond Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.537	13.017	1*	N/A	N/A	N/A
2014	12.788	12.766	259	13.017	13.028	644	N/A	N/A	N/A
2015	12.766	12.059	264	13.028	12.337	623	N/A	N/A	N/A
2016	12.059	12.195	245	12.337	12.508	638	12.393	12.571	18
2017	12.195	12.831	241	12.508	13.192	639	12.571	13.266	19
2018	12.831	12.465	210	13.192	12.849	557	13.266	12.927	20
American Funds Global Bond Fund - Class 4
2017	N/A	N/A	N/A	10.290	10.234	3	N/A	N/A	N/A
2018	9.968	9.897	1*	10.234	9.940	6	N/A	N/A	N/A
American Funds Global Discovery(1)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth and Income Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.022	14.505	13	12.222	14.783	2	N/A	N/A	N/A
2014	14.505	15.087	376	14.783	15.415	538	N/A	N/A	N/A
2015	15.087	14.656	363	15.415	15.012	459	N/A	N/A	N/A
2016	14.656	15.490	321	15.012	15.907	432	15.084	15.991	99
2017	15.490	19.228	273	15.907	19.794	376	15.991	19.909	80
2018	19.228	17.109	245	19.794	17.657	322	19.909	17.768	66
American Funds Global Growth and Income Fund - Class 4
2017	N/A	N/A	N/A	10.541	11.171	16	N/A	N/A	N/A
2018	11.565	9.894	1*	11.171	9.937	21	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.840	15.495	1*	13.052	15.791	1*	N/A	N/A	N/A
2013	15.495	19.708	5	15.791	20.135	2	N/A	N/A	N/A
2014	19.708	19.854	302	20.135	20.335	537	N/A	N/A	N/A
2015	19.854	20.904	292	20.335	21.464	477	N/A	N/A	N/A
2016	20.904	20.711	272	21.464	21.319	432	21.578	21.442	21
2017	20.711	26.810	242	21.319	27.666	334	21.442	27.840	15
2018	26.810	24.010	223	27.666	24.839	295	27.840	25.008	12
American Funds Global Growth Fund - Class 4
2017	10.705	11.181	1*	10.524	11.198	60	N/A	N/A	N/A
2018	11.181	9.992	6	11.198	10.033	80	N/A	N/A	N/A
American Funds Global Growth Portfolio(SM) - Class 4
2015	9.859	9.301	34	9.161	9.316	11	N/A	N/A	N/A
2016	9.301	9.562	37	9.316	9.602	21	N/A	N/A	N/A
2017	9.562	12.062	28	9.602	12.142	67	N/A	N/A	N/A
2018	12.062	10.717	48	12.142	10.815	39	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.237	14.240	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	14.240	17.986	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	17.986	18.085	181	18.375	18.523	379	N/A	N/A	N/A
2015	18.085	17.854	171	18.523	18.332	326	N/A	N/A	N/A
2016	17.854	17.948	165	18.332	18.475	298	18.429	18.582	12
2017	17.948	22.248	146	18.475	22.959	247	18.582	23.103	12
2018	22.248	19.596	132	22.959	20.272	211	23.103	20.410	11
American Funds Global Small Capitalization Fund - Class 4
2017	10.192	11.228	7	10.485	11.245	14	N/A	N/A	N/A
2018	11.228	9.860	35	11.245	9.901	60	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds Growth and Income Portfolio(SM) - Class 4
2015	9.951	9.520	52	9.750	9.535	16	N/A	N/A	N/A
2016	9.520	9.974	77	9.535	10.015	65	9.935	10.023	24
2017	9.974	11.336	91	10.015	11.411	138	10.023	11.426	24
2018	11.336	10.770	134	11.411	10.868	215	11.426	10.888	27
American Funds Growth Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.243	13.050	1*	11.429	13.300	1*	N/A	N/A	N/A
2013	13.050	16.718	3	13.300	17.080	1*	N/A	N/A	N/A
2014	16.718	17.861	841	17.080	18.294	1282	N/A	N/A	N/A
2015	17.861	18.793	758	18.294	19.296	1133	N/A	N/A	N/A
2016	18.793	20.259	699	19.296	20.854	1022	19.398	20.975	74
2017	20.259	25.592	628	20.854	26.408	888	20.975	26.575	64
2018	25.592	25.136	538	26.408	26.003	777	26.575	26.180	56
American Funds Growth Fund - Class 4
2017	10.128	11.135	56	10.190	11.152	55	N/A	N/A	N/A
2018	11.135	10.908	97	11.152	10.953	389	N/A	N/A	N/A
American Funds Growth-Income Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.397	12.027	1*	10.569	12.257	3	N/A	N/A	N/A
2013	12.027	15.809	10	12.257	16.152	3	N/A	N/A	N/A
2014	15.809	17.221	806	16.152	17.638	1149	N/A	N/A	N/A
2015	17.221	17.203	748	17.638	17.664	1059	N/A	N/A	N/A
2016	17.203	18.890	681	17.664	19.445	949	17.758	19.557	26
2017	18.890	22.763	613	19.445	23.489	869	19.557	23.638	18
2018	22.763	22.012	560	23.489	22.772	739	23.638	22.927	20
American Funds Growth-Income Fund - Class 4
2017	10.150	11.148	27	10.209	11.166	24	N/A	N/A	N/A
2018	11.148	10.751	40	11.166	10.795	108	N/A	N/A	N/A
American Funds High-Income Bond Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.910	14.453	1*	13.123	14.729	2	N/A	N/A	N/A
2013	14.453	15.170	1*	14.729	15.499	3	N/A	N/A	N/A
2014	15.170	15.032	124	15.499	15.396	277	N/A	N/A	N/A
2015	15.032	13.720	122	15.396	14.088	261	N/A	N/A	N/A
2016	13.720	15.900	106	14.088	16.366	241	14.162	16.461	9
2017	15.900	16.734	91	16.366	17.268	237	16.461	17.376	8
2018	16.734	16.091	84	17.268	16.646	212	17.376	16.759	7
American Funds High-Income Bond Fund - Class 4
2017	10.168	10.154	1*	9.996	10.171	16	N/A	N/A	N/A
2018	10.154	9.733	1*	10.171	9.775	16	N/A	N/A	N/A
American Funds International Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.956	13.881	1*	12.154	14.146	1*	N/A	N/A	N/A
2013	13.881	16.624	5	14.146	16.984	1*	N/A	N/A	N/A
2014	16.624	15.934	389	16.984	16.320	601	N/A	N/A	N/A
2015	15.934	14.979	368	16.320	15.380	570	N/A	N/A	N/A
2016	14.979	15.269	342	15.380	15.718	539	15.462	15.809	62
2017	15.269	19.868	294	15.718	20.502	469	15.809	20.631	54
2018	19.868	16.993	278	20.502	17.579	436	20.631	17.699	45
American Funds International Fund - Class 4
2017	10.107	11.215	38	10.559	11.232	55	N/A	N/A	N/A
2018	11.215	9.561	69	11.232	9.601	19	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds International Growth and Income Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	16.495	19.390	1*	N/A	N/A	N/A
2014	19.144	18.255	48	19.390	18.536	165	N/A	N/A	N/A
2015	18.255	16.967	70	18.536	17.271	161	N/A	N/A	N/A
2016	16.967	16.946	61	17.271	17.293	158	17.333	17.364	37
2017	16.946	20.861	50	17.293	21.342	131	17.364	21.440	34
2018	20.861	18.234	43	21.342	18.701	120	21.440	18.796	35
American Funds International Growth and Income Fund - Class 4
2017	10.140	10.883	7	10.547	10.900	38	N/A	N/A	N/A
2018	10.883	9.487	21	10.900	9.526	12	N/A	N/A	N/A
American Funds Managed Risk Asset Allocation Fund - Class P2
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.124	12.285	110	12.159	12.351	475	N/A	N/A	N/A
2015	12.285	11.967	170	12.351	12.061	834	N/A	N/A	N/A
2016	11.967	12.640	208	12.061	12.771	1652	12.080	12.797	141
2017	12.640	14.288	246	12.771	14.472	1933	12.797	14.509	135
2018	14.288	13.379	242	14.472	13.586	2236	14.509	13.628	130
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	10.878	11.578	30	10.895	11.626	93	N/A	N/A	N/A
2015	11.578	10.553	52	11.626	10.623	325	N/A	N/A	N/A
2016	10.553	11.782	101	10.623	11.890	562	10.637	11.911	103
2017	11.782	13.345	123	11.890	13.500	669	11.911	13.532	101
2018	13.345	12.170	125	13.500	12.343	708	13.532	12.378	97
American Funds Managed Risk Global Allocation Portfolio(SM) - Class P2
2015	9.716	9.255	27	9.962	9.270	330	N/A	N/A	N/A
2016	9.255	9.211	43	9.270	9.249	396	9.273	9.257	27
2017	9.211	10.796	57	9.249	10.867	449	9.257	10.882	26
2018	10.796	9.896	99	10.867	9.987	682	10.882	10.005	26
American Funds Managed Risk Growth and Income Portfolio(SM) - Class P2
2015	9.890	9.357	8	9.982	9.372	258	N/A	N/A	N/A
2016	9.357	9.553	119	9.372	9.592	896	9.375	9.600	48
2017	9.553	10.963	141	9.592	11.036	1335	9.600	11.050	47
2018	10.963	10.285	154	11.036	10.379	1615	11.050	10.398	65
American Funds Managed Risk Growth Fund - Class P2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.039	11.062	48	11.057	11.108	85	N/A	N/A	N/A
2015	11.062	10.969	87	11.108	11.041	286	N/A	N/A	N/A
2016	10.969	11.072	118	11.041	11.173	291	11.056	11.193	60
2017	11.072	13.735	116	11.173	13.895	320	11.193	13.928	54
2018	13.735	13.474	122	13.895	13.665	361	13.928	13.704	52
American Funds Managed Risk Growth Portfolio(SM) - Class P2
2015	9.746	9.368	63	10.052	9.383	686	N/A	N/A	N/A
2016	9.368	9.590	155	9.383	9.629	1373	9.386	9.637	93
2017	9.590	11.142	159	9.629	11.216	1774	9.637	11.230	110
2018	11.142	10.534	215	11.216	10.630	2056	11.230	10.649	103
American Funds Managed Risk Growth-Income Fund - Class P2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.167	11.481	36	11.185	11.528	51	N/A	N/A	N/A
2015	11.481	10.893	56	11.528	10.964	193	N/A	N/A	N/A
2016	10.893	11.377	74	10.964	11.481	288	10.979	11.502	6
2017	11.377	13.487	90	11.481	13.644	324	11.502	13.676	5
2018	13.487	13.018	89	13.644	13.202	390	13.676	13.240	5

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds Managed Risk International Fund - Class P2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	10.591	9.836	43	10.608	9.876	80	N/A	N/A	N/A
2015	9.836	9.053	67	9.876	9.113	175	N/A	N/A	N/A
2016	9.053	8.642	111	9.113	8.721	203	9.124	8.736	48
2017	8.642	10.950	111	8.721	11.078	263	8.736	11.104	42
2018	10.950	9.650	121	11.078	9.787	313	11.104	9.814	51
American Funds Mortgage Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	10.039	10.402	20	10.105	10.497	46	N/A	N/A	N/A
2015	10.402	10.432	20	10.497	10.553	43	N/A	N/A	N/A
2016	10.432	10.503	20	10.553	10.651	64	10.578	10.681	1*
2017	10.503	10.467	19	10.651	10.642	72	10.681	10.677	1*
2018	10.467	10.339	19	10.642	10.538	68	10.677	10.578	2
American Funds Mortgage Fund - Class 4
2017	10.007	9.904	7	10.057	9.920	4	N/A	N/A	N/A
2018	9.904	9.759	8	9.920	9.799	20	N/A	N/A	N/A
American Funds New World Fund® - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	16.288	18.896	1*	16.558	19.257	1*	N/A	N/A	N/A
2013	18.896	20.723	1*	19.257	21.171	2	N/A	N/A	N/A
2014	20.723	18.798	172	21.171	19.253	322	N/A	N/A	N/A
2015	18.798	17.927	173	19.253	18.406	303	N/A	N/A	N/A
2016	17.927	18.579	163	18.406	19.124	284	18.504	19.235	12
2017	18.579	23.680	141	19.124	24.435	231	19.235	24.589	9
2018	23.680	20.042	130	24.435	20.734	214	24.589	20.875	12
American Funds New World Fund® - Class 4
2017	9.985	11.141	7	10.309	11.159	52	N/A	N/A	N/A
2018	11.141	9.407	7	11.159	9.445	11	N/A	N/A	N/A
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.543	12.585	1*	12.750	12.825	1*	N/A	N/A	N/A
2013	12.585	12.010	2	12.825	12.270	1*	N/A	N/A	N/A
2014	12.010	12.418	286	12.270	12.719	688	N/A	N/A	N/A
2015	12.418	12.422	277	12.719	12.754	633	N/A	N/A	N/A
2016	12.422	12.376	270	12.754	12.739	641	12.822	12.813	36
2017	12.376	12.379	257	12.739	12.775	636	12.813	12.855	34
2018	12.379	12.278	238	12.775	12.702	584	12.855	12.789	37
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4
2017	9.789	9.725	1*	9.798	9.752	43	N/A	N/A	N/A
2018	9.725	9.624	2	9.752	9.674	96	N/A	N/A	N/A
American Funds Ultra-Short Bond Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.301	10.123	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.123	9.947	3	N/A	N/A	N/A
2014	9.737	9.535	196	9.947	9.766	218	N/A	N/A	N/A
2015	9.535	9.346	49	9.766	9.596	171	N/A	N/A	N/A
2016	9.346	9.186	59	9.596	9.455	161	9.647	9.510	39
2017	9.186	9.086	113	9.455	9.376	180	9.510	9.435	32
2018	9.086	9.068	159	9.376	9.380	135	9.435	9.444	26
American Funds Ultra-Short Bond Fund - Class 4
2017	9.951	9.919	1*	9.976	9.935	1*	N/A	N/A	N/A
2018	9.919	9.878	3	9.935	9.912	6	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP American Balanced Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.778	13.258	178	12.888	13.405	943	N/A	N/A	N/A
2015	13.258	12.919	129	13.405	13.096	1064	N/A	N/A	N/A
2016	12.919	13.462	134	13.096	13.680	1001	13.131	13.724	55
2017	13.462	15.165	150	13.680	15.449	926	13.724	15.506	58
2018	15.165	14.276	130	15.449	14.579	899	15.506	14.641	6
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
2012	9.909	10.146	22	9.860	10.166	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.166	11.330	1*	N/A	N/A	N/A
2014	11.279	11.675	671	11.330	11.757	2949	N/A	N/A	N/A
2015	11.675	11.214	745	11.757	11.321	3274	N/A	N/A	N/A
2016	11.214	11.513	729	11.321	11.652	3189	11.342	11.680	32
2017	11.513	12.661	695	11.652	12.846	2931	11.680	12.884	56
2018	12.661	12.044	671	12.846	12.250	2556	12.884	12.292	68
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
2012	N/A	N/A	N/A	10.009	10.229	30	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.770	11.844	678	11.823	11.927	3618	N/A	N/A	N/A
2015	11.844	11.255	732	11.927	11.362	4512	N/A	N/A	N/A
2016	11.255	11.407	723	11.362	11.545	4380	11.384	11.573	282
2017	11.407	13.070	657	11.545	13.260	3989	11.573	13.299	273
2018	13.070	12.315	637	13.260	12.526	3792	13.299	12.569	220
LVIP American Growth Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.485	13.324	1*	N/A	N/A	N/A
2014	13.211	13.692	129	13.324	13.844	485	N/A	N/A	N/A
2015	13.692	13.315	127	13.844	13.496	424	N/A	N/A	N/A
2016	13.315	13.907	113	13.496	14.132	417	13.533	14.177	27
2017	13.907	16.042	109	14.132	16.342	366	14.177	16.403	25
2018	16.042	14.952	113	16.342	15.270	325	16.403	15.334	50
LVIP American Income Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.213	12.016	1*	N/A	N/A	N/A
2014	11.914	12.416	22	12.016	12.553	113	N/A	N/A	N/A
2015	12.416	12.098	25	12.553	12.263	132	N/A	N/A	N/A
2016	12.098	12.537	26	12.263	12.740	125	N/A	N/A	N/A
2017	12.537	13.564	25	12.740	13.818	111	N/A	N/A	N/A
2018	13.564	12.967	25	13.818	13.243	105	N/A	N/A	N/A
LVIP American Preservation Fund - Service Class
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	9.691	9.712	265	9.724	9.769	500	N/A	N/A	N/A
2015	9.712	9.559	304	9.769	9.639	1023	N/A	N/A	N/A
2016	9.559	9.560	414	9.639	9.664	1529	9.655	9.685	216
2017	9.560	9.538	407	9.664	9.666	1925	9.685	9.691	227
2018	9.538	9.439	378	9.666	9.590	1964	9.691	9.620	189
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for the American Legacy III B Share, American Legacy III B Class, American Legacy Series B Share and American Legacy Signature 1.
(1)	Effective May 17, 2013, the Global Discovery Fund was merged into the Global Growth Fund.

Signature 2
	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds Asset Allocation Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	16.041	16.589	392	16.389	16.991	350	N/A	N/A	N/A
2015	16.589	16.504	295	16.991	16.946	280	N/A	N/A	N/A
2016	16.504	17.717	243	16.946	18.238	241	17.036	18.343	24
2017	17.717	20.205	231	18.238	20.851	191	18.343	20.982	36
2018	20.205	18.912	199	20.851	19.565	162	20.982	19.698	21
American Funds Asset Allocation Fund - Class 4
2017	11.407	11.633	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.633	10.863	2	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Blue Chip Income and Growth Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.527	15.043	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	15.043	17.027	634	15.368	17.439	762	N/A	N/A	N/A
2015	17.027	16.217	523	17.439	16.651	650	N/A	N/A	N/A
2016	16.217	18.887	461	16.651	19.441	559	16.739	19.554	36
2017	18.887	21.690	424	19.441	22.382	510	19.554	22.523	32
2018	21.690	19.439	362	22.382	20.110	436	22.523	20.246	24
American Funds Blue Chip Income and Growth Fund - Class 4
2017	10.488	11.076	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.076	9.898	2	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Bond Fund - Class 2
2011	N/A	N/A	N/A	11.054	11.537	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.537	11.958	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.958	11.509	4	N/A	N/A	N/A
2014	11.264	11.636	568	11.509	11.918	979	N/A	N/A	N/A
2015	11.636	11.448	485	11.918	11.755	865	N/A	N/A	N/A
2016	11.448	11.563	443	11.755	11.903	719	11.817	11.972	44
2017	11.563	11.762	447	11.903	12.137	699	11.972	12.214	40
2018	11.762	11.458	436	12.137	11.854	592	12.214	11.934	42
American Funds Bond Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Capital Income Builder® - Class 4
2014	N/A	N/A	N/A	9.751	9.835	1*	N/A	N/A	N/A
2015	10.147	9.462	1*	9.835	9.500	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.500	9.698	8	9.158	9.711	9
2017	10.467	10.649	1*	9.698	10.746	13	9.711	10.766	5
2018	10.649	9.691	19	10.746	9.804	13	N/A	N/A	N/A
American Funds Global Balanced Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.593	11.560	8	11.669	11.665	94	N/A	N/A	N/A
2015	11.560	11.234	9	11.665	11.365	33	N/A	N/A	N/A
2016	11.234	11.516	1*	11.365	11.680	31	N/A	N/A	N/A
2017	11.516	13.511	1*	11.680	13.737	29	N/A	N/A	N/A
2018	13.511	12.461	2	13.737	12.701	31	N/A	N/A	N/A
American Funds Global Balanced Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds Global Bond Fund - Class 2
2011	N/A	N/A	N/A	12.336	12.685	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.250	12.697	4	N/A	N/A	N/A
2014	12.473	12.409	182	12.697	12.663	470	N/A	N/A	N/A
2015	12.409	11.680	142	12.663	11.949	447	N/A	N/A	N/A
2016	11.680	11.771	129	11.949	12.073	412	12.004	12.134	12
2017	11.771	12.342	130	12.073	12.689	396	12.134	12.760	15
2018	12.342	11.948	121	12.689	12.315	368	12.760	12.391	17
American Funds Global Bond Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Discovery(1)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth and Income Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	14.123	14.639	369	14.395	14.958	312	N/A	N/A	N/A
2015	14.639	14.171	325	14.958	14.515	279	N/A	N/A	N/A
2016	14.171	14.925	304	14.515	15.327	247	14.585	15.408	52
2017	14.925	18.462	279	15.327	19.006	212	15.408	19.116	37
2018	18.462	16.370	257	19.006	16.894	178	19.116	17.001	35
American Funds Global Growth and Income Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2011	N/A	N/A	N/A	14.233	12.756	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.756	15.378	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	15.378	19.540	5	N/A	N/A	N/A
2014	19.126	19.200	361	19.540	19.665	569	N/A	N/A	N/A
2015	19.200	20.145	288	19.665	20.685	497	N/A	N/A	N/A
2016	20.145	19.889	274	20.685	20.473	459	20.795	20.592	27
2017	19.889	25.656	227	20.473	26.475	378	20.592	26.643	25
2018	25.656	22.897	215	26.475	23.687	314	26.643	23.849	22
American Funds Global Growth Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Portfolio(SM) - Class 4
2015	9.349	9.280	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	9.280	9.508	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	9.508	11.951	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.951	10.581	1*	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	17.454	17.489	199	17.832	17.913	271	N/A	N/A	N/A
2015	17.489	17.205	160	17.913	17.666	233	N/A	N/A	N/A
2016	17.205	17.236	149	17.666	17.742	228	17.760	17.845	9
2017	17.236	21.291	135	17.742	21.971	204	17.845	22.110	8
2018	21.291	18.686	121	21.971	19.331	172	22.110	19.463	6
American Funds Global Small Capitalization Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds Growth and Income Portfolio(SM) - Class 4
2015	9.629	9.497	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	9.497	9.915	6	N/A	N/A	N/A	N/A	N/A	N/A
2017	9.915	11.230	6	10.085	11.300	3	N/A	N/A	N/A
2018	11.230	10.632	6	11.300	10.725	3	N/A	N/A	N/A
American Funds Growth Fund - Class 2
2011	N/A	N/A	N/A	11.862	11.169	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.169	12.952	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.952	16.575	14	N/A	N/A	N/A
2014	16.224	17.273	1096	16.575	17.691	1611	N/A	N/A	N/A
2015	17.273	18.110	886	17.691	18.595	1398	N/A	N/A	N/A
2016	18.110	19.455	801	18.595	20.026	1198	18.694	20.143	74
2017	19.455	24.490	699	20.026	25.272	960	20.143	25.431	61
2018	24.490	23.970	619	25.272	24.797	779	25.431	24.966	52
American Funds Growth Fund - Class 4
2017	10.646	11.110	3	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.110	10.846	3	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth-Income Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.712	15.342	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	15.342	16.654	894	15.674	17.057	1345	N/A	N/A	N/A
2015	16.654	16.578	795	17.057	17.022	1214	N/A	N/A	N/A
2016	16.578	18.141	725	17.022	18.673	1061	17.112	18.781	67
2017	18.141	21.783	643	18.673	22.478	916	18.781	22.620	63
2018	21.783	20.991	553	22.478	21.716	737	22.620	21.863	57
American Funds Growth-Income Fund - Class 4
2017	10.692	11.123	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.123	10.690	2	N/A	N/A	N/A	N/A	N/A	N/A
American Funds High-Income Bond Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	14.722	14.537	140	15.041	14.888	190	N/A	N/A	N/A
2015	14.537	13.222	114	14.888	13.576	133	N/A	N/A	N/A
2016	13.222	15.269	103	13.576	15.717	117	13.648	15.808	17
2017	15.269	16.013	100	15.717	16.524	106	15.808	16.629	12
2018	16.013	15.344	80	16.524	15.874	101	16.629	15.982	12
American Funds High-Income Bond Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds International Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	16.133	15.409	549	16.482	15.782	538	N/A	N/A	N/A
2015	15.409	14.435	471	15.782	14.821	497	N/A	N/A	N/A
2016	14.435	14.663	444	14.821	15.094	418	14.900	15.182	25
2017	14.663	19.013	397	15.094	19.620	334	15.182	19.743	25
2018	19.013	16.205	378	19.620	16.764	312	19.743	16.878	19
American Funds International Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds International Growth and Income Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	18.804	17.868	10	19.046	18.143	54	N/A	N/A	N/A
2015	17.868	16.549	11	18.143	16.846	54	N/A	N/A	N/A
2016	16.549	16.471	10	16.846	16.809	61	16.906	16.877	7
2017	16.471	20.206	10	16.809	20.672	52	16.877	20.766	13
2018	20.206	17.600	10	20.672	18.050	49	20.766	18.142	12
American Funds International Growth and Income Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Managed Risk Asset Allocation Fund - Class P2
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.766	12.194	1*	12.121	12.259	3	N/A	N/A	N/A
2015	12.194	11.836	1*	12.259	11.929	3	N/A	N/A	N/A
2016	11.836	12.458	31	11.929	12.587	26	N/A	N/A	N/A
2017	12.458	14.033	56	12.587	14.215	61	N/A	N/A	N/A
2018	14.033	13.095	58	14.215	13.297	77	14.404	13.341	1*
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.871	11.560	2	N/A	N/A	N/A
2015	11.556	10.456	2	11.560	10.526	44	N/A	N/A	N/A
2016	10.456	11.633	4	10.526	11.740	44	N/A	N/A	N/A
2017	11.633	13.130	4	11.740	13.284	55	N/A	N/A	N/A
2018	13.130	11.933	6	13.284	12.102	59	N/A	N/A	N/A
American Funds Managed Risk Global Allocation Portfolio(SM) - Class P2
2015	9.414	9.234	2	9.255	9.249	4	N/A	N/A	N/A
2016	9.234	9.159	4	9.249	9.196	2	N/A	N/A	N/A
2017	9.159	10.697	4	9.196	10.767	20	N/A	N/A	N/A
2018	10.697	9.771	4	10.767	9.860	30	N/A	N/A	N/A
American Funds Managed Risk Growth and Income Portfolio(SM) - Class P2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	9.491	9.498	6	N/A	N/A	N/A	N/A	N/A	N/A
2017	9.498	10.862	7	N/A	N/A	N/A	N/A	N/A	N/A
2018	10.862	10.154	8	10.971	10.247	1*	N/A	N/A	N/A
American Funds Managed Risk Growth Fund - Class P2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.719	10.868	32	10.963	10.940	49	N/A	N/A	N/A
2016	10.868	10.932	23	10.940	11.032	62	N/A	N/A	N/A
2017	10.932	13.514	12	11.032	13.672	60	11.887	13.703	1*
2018	13.514	13.211	7	13.672	13.398	54	13.703	13.436	1*
American Funds Managed Risk Growth Portfolio(SM) - Class P2
2015	N/A	N/A	N/A	9.449	9.362	27	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.362	9.574	32	9.615	9.582	62
2017	N/A	N/A	N/A	9.574	11.112	31	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.112	10.495	31	N/A	N/A	N/A
American Funds Managed Risk Growth-Income Fund - Class P2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.071	11.415	1*	11.525	11.462	1*	N/A	N/A	N/A
2015	11.415	10.792	17	11.462	10.864	1*	N/A	N/A	N/A
2016	10.792	11.233	11	10.864	11.336	1*	N/A	N/A	N/A
2017	11.233	13.269	10	11.336	13.424	1*	12.050	13.456	5
2018	13.269	12.763	28	13.424	12.945	1*	13.456	12.981	5

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds Managed Risk International Fund - Class P2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.337	8.969	15	10.080	9.029	59	N/A	N/A	N/A
2016	8.969	8.532	17	9.029	8.610	65	N/A	N/A	N/A
2017	8.532	10.774	10	8.610	10.900	75	9.144	10.925	1*
2018	10.774	9.461	10	10.900	9.595	81	10.925	9.623	1*
American Funds Mortgage Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	9.947	10.271	1*	10.013	10.365	13	N/A	N/A	N/A
2015	10.271	10.264	1*	10.365	10.384	22	N/A	N/A	N/A
2016	10.264	10.297	1*	10.384	10.444	24	10.408	10.473	9
2017	10.297	10.227	1*	10.444	10.398	22	10.473	10.432	9
2018	10.227	10.066	1*	10.398	10.261	22	10.432	10.300	9
American Funds Mortgage Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds New World Fund® - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	20.110	18.178	118	20.545	18.618	164	N/A	N/A	N/A
2015	18.178	17.275	88	18.618	17.738	152	N/A	N/A	N/A
2016	17.275	17.841	77	17.738	18.365	131	17.831	18.471	9
2017	17.841	22.660	75	18.365	23.383	117	18.471	23.531	10
2018	22.660	19.112	65	23.383	19.772	111	23.531	19.906	7
American Funds New World Fund® - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2
2011	N/A	N/A	N/A	11.776	12.460	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.460	12.490	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.490	11.908	4	N/A	N/A	N/A
2014	11.655	12.009	429	11.908	12.300	714	N/A	N/A	N/A
2015	12.009	11.971	321	12.300	12.291	623	N/A	N/A	N/A
2016	11.971	11.885	295	12.291	12.234	496	12.356	12.304	42
2017	11.885	11.847	301	12.234	12.225	475	12.304	12.301	44
2018	11.847	11.709	272	12.225	12.113	424	12.301	12.195	44
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Ultra-Short Bond Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	9.449	9.221	40	9.654	9.444	131	N/A	N/A	N/A
2015	9.221	9.007	35	9.444	9.248	107	N/A	N/A	N/A
2016	9.007	8.821	55	9.248	9.080	789	9.297	9.132	20
2017	8.821	8.695	46	9.080	8.972	776	9.132	9.029	19
2018	8.695	8.647	48	8.972	8.945	758	9.029	9.006	19
American Funds Ultra-Short Bond Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP American Balanced Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.626	13.054	204	12.734	13.199	408	N/A	N/A	N/A
2015	13.054	12.677	179	13.199	12.849	337	N/A	N/A	N/A
2016	12.677	13.163	175	12.849	13.376	323	12.884	13.419	49
2017	13.163	14.776	169	13.376	15.053	301	13.419	15.109	48
2018	14.776	13.861	143	15.053	14.156	287	15.109	14.216	48
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
2012	N/A	N/A	N/A	9.636	10.138	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.209	11.562	132	11.259	11.643	85	N/A	N/A	N/A
2015	11.562	11.066	131	11.643	11.171	122	N/A	N/A	N/A
2016	11.066	11.321	130	11.171	11.458	104	N/A	N/A	N/A
2017	11.321	12.407	129	11.458	12.588	98	11.749	12.625	1*
2018	12.407	11.761	133	12.588	11.962	69	12.625	12.003	1*
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.696	11.729	96	11.749	11.811	292	N/A	N/A	N/A
2015	11.729	11.106	17	11.811	11.212	163	N/A	N/A	N/A
2016	11.106	11.218	6	11.212	11.353	146	11.233	11.380	26
2017	11.218	12.807	6	11.353	12.994	143	11.380	13.032	26
2018	12.807	12.026	5	12.994	12.232	142	13.032	12.274	25
LVIP American Growth Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	13.054	13.482	486	13.166	13.631	267	N/A	N/A	N/A
2015	13.482	13.065	463	13.631	13.243	200	N/A	N/A	N/A
2016	13.065	13.598	456	13.243	13.818	190	N/A	N/A	N/A
2017	13.598	15.631	446	13.818	15.923	174	N/A	N/A	N/A
2018	15.631	14.517	425	15.923	14.826	167	N/A	N/A	N/A
LVIP American Income Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.772	12.225	59	11.874	12.361	47	N/A	N/A	N/A
2015	12.225	11.870	10	12.361	12.032	46	N/A	N/A	N/A
2016	11.870	12.258	10	12.032	12.457	44	N/A	N/A	N/A
2017	12.258	13.217	10	12.457	13.464	42	N/A	N/A	N/A
2018	13.217	12.590	2	13.464	12.858	35	N/A	N/A	N/A
LVIP American Preservation Fund - Service Class
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	9.646	9.633	7	9.678	9.690	17	N/A	N/A	N/A
2015	9.633	9.448	37	9.690	9.527	130	N/A	N/A	N/A
2016	9.448	9.416	50	9.527	9.519	171	N/A	N/A	N/A
2017	9.416	9.361	69	9.519	9.487	177	9.502	9.512	2
2018	9.361	9.232	77	9.487	9.379	186	9.512	9.409	6
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for the American Legacy III View and American Legacy Signature 2.
(1)	Effective May 17, 2013, the Global Discovery Fund was merged into the Global Growth Fund.

Appendix B — Discontinued Living Benefit Riders
The Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders.
Charges and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER® Advantage (Managed Risk) Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
Lincoln Lifetime IncomeSM Advantage 2.0 is an older version of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) which is still currently available. For more information about Lincoln Lifetime IncomeSM Advantage 2.0 please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The charge rates for the riders listed above are:
	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0; 4LATER® Advantage (Managed Risk)	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Income Base is decreased by all withdrawals under 4LATER® Advantage (Managed Risk)); and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Advantage (Managed Risk)). This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under any version of 4LATER® Advantage (Managed Risk)), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
4LATER® Advantage (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.55% for the EGMDB, 1.30% for the Guarantee of Principal Death Benefit and 1.25% for the Account Value Death Benefit for Signature 1 and 1.90% for the EGMDB, 1.65% for the Guarantee of Principal Death Benefit and 1.60% for the Account Value Death Benefit for Signature 2. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated.
Lincoln SmartSecurity® Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage, single life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
2.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix B – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix B – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under Lincoln SmartSecurity® Advantage, the annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 1.50% of the Guaranteed Amount. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
4LATER® Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.65% of the Account Value which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Signature 1	Signature 2
Account Value Death Benefit	2.30%	2.65%
Guarantee of Principal Death Benefit	2.35%	2.70%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.60%	2.95%

On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge as a daily percentage of Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® rider annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
Discontinued Living Benefit Riders
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below.
With Lincoln SmartSecurity® Advantage, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With Lincoln SmartSecurity® Advantage, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With Lincoln SmartSecurity® Advantage single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
If the benefit was elected at contract issue, then the rider was effective on the contract’s effective date. If the benefit was elected after the contract was issued, the rider was effective on the next Valuation Date following approval by us.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10 million for Lincoln SmartSecurity® Advantage. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Step-ups of the Guaranteed Amount. Under Lincoln SmartSecurity® Advantage, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and

b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in Lincoln SmartSecurity® Advantage, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is 5% of the Guaranteed Amount.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Maximum Annual Withdrawal amount is $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	5% of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
•	the RMD calculation must be based only on the value in this contract;
•	no withdrawals other than RMD’s are made within the Benefit Year; and
•	this contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal; less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	5% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	5% of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example demonstrates the impact of Excess Withdrawals on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Excess Withdrawals will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year).
Lifetime Withdrawals. Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased Lincoln SmartSecurity® Advantage single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 5% Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. Lincoln SmartSecurity® Advantage has no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life under Lincoln SmartSecurity® Advantage single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;

2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under Lincoln SmartSecurity® Advantage joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups will apply to the spouse as the new Contractowner.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under Lincoln SmartSecurity® Advantage will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.
Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elected 4LATER® Advantage (Managed Risk) at the time you purchased the contract, the Income Base equals your initial Purchase Payment. If you elected the rider after you purchased the contract, the initial Income Base equals the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Automatic Annual Step-up. The Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial

Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $120,750 (= $115,000 x 1.05).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
This additional Purchase Payment is not eligible for the enhancement on the first Benefit year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $130,750 (= $115,000 x 1.05 + $10,000).
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the enhancement would not apply. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Income Base upon death of the Contractowners or Annuitant. In addition, 4LATER® Advantage (Managed Risk) provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.

Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date; or
•	upon the election of 4LATER® Select Advantage; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected 4LATER® Advantage (Managed Risk) may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage - i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
4LATER® Advantage
4LATER® Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders may limit how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements.
Charges. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.65% of the Account Value which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Signature 1	Signature 2
Account Value Death Benefit	2.30%	2.65%
Guarantee of Principal Death Benefit	2.35%	2.70%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.60%	2.95%
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge as a daily percentage of Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® rider annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.
Example:

Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) + ($10,000 x 100%) +
		(10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln New York contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the valuation date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$10,000	Increase to Maximum Income Base	$20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,893	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income

Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To purchase 4LATER® Advantage, the Annuitant must be age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it will be effective on the contract's effective date. If 4LATER® is elected after the contract is issued (by sending a written request to our Servicing Office), then it will be effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract.
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect any available Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect an available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

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Appendix C — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between April 1, 2019 and May 19, 2019
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.80%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between October 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.60%	65 – 74	5.35%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 25, 2017 and May 20, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%

Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after April 2, 2012 but prior to December 3, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections prior to April 2, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage
Guaranteed Annual Income Rates by Ages:
Lincoln Market Select® Advantage applications or rider election forms signed between October 1, 2018 and May 19, 2019
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 69	5.25%	65 – 69	5.15%
70 – 74	5.50%	70 – 74	5.25%
75+	5.75%	75+	5.50%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 74	5.25%	65 – 74	5.00%

Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
75+	5.75%	75+	5.50%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage applications or rider election forms signed between January 19, 2018 and May 20, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage applications or rider election forms signed between August 29, 2016 (October 3, 2016 for existing Contractowners) and January 18, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Max 6 SelectSM Advantage
Guaranteed Annual Income Rates by Ages:
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Guaranteed Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Automatic Annual Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Guaranteed Annual Income rate in Table B.
Lincoln Max 6 SelectSM Advantage applications signed between October 1, 2018 and May 19, 2019
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

Lincoln Max 6 SelectSM Advantage applications signed between August 20, 2018 and September 30, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 74	6.50%	6.00%
75 +	7.00%	6.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

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Appendix D — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between August 29, 2016 (October 3, 2016 for existing Contractowners) and February 19, 2019, or for purchasers of Lincoln Market Select® Advantage between August 29, 2016 (October 3, 2016 for existing Contractowners) and May 19, 2019, or for purchasers of 4LATER® Select Advantage between January 9, 2017 and May 19, 2019.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Income Base to establish the initial Guaranteed Income Benefit. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between February 19, 2019 and May 19, 2019.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	5.00%
75 – 79	5.50%	75 – 79	5.25%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 and prior to February 18, 2019, or for purchasers of 4LATER® Advantage (Managed Risk) on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%

Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

**	If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013, or 4LATER® Advantage (Managed Risk) between October 1, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections prior to
May 21, 2012, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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Appendix E — Investment Requirements for Previous Rider Elections
Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Bond Fund American Funds Global Bond Fund American Funds Mortgage Fund American Funds U.S. Government/AAA-Rated Securities Fund LVIP American Preservation Fund	American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Balanced Fund
American Funds Global Growth and Income Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Ultra-Short Bond Fund
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
	LVIP American Income Allocation Fund	American Funds Global Small Capitalization Fund American Funds New World Fund®
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Asset Allocation Fund
•	American Funds Bond Fund
•	American Funds Global Balanced Fund
•	American Funds Global Bond Fund
•	American Funds Mortgage Fund
•	American Funds U.S. Government/AAA-Rated Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund

Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Bond Fund American Funds Global Bond Fund American Funds Mortgage Fund American Funds U.S. Government/AAA-Rated Securities Fund LVIP American Preservation Fund	All other Subaccounts, except as described below.	No Subaccounts at this time.
The fixed account is only available for dollar cost averaging.
A-1

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Asset Allocation Fund
•	American Funds Bond Fund
•	American Funds Global Balanced Fund
•	American Funds Global Bond Fund
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Mortgage Fund
•	American Funds U.S. Government/AAA-Rated Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund

A-2

American Legacy® Signature
Lincoln Life & Annuity Variable Annuity Account H  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the American Legacy® Signature prospectus of Lincoln Life & Annuity Variable Annuity Account H dated May 1, 2019. You may obtain a copy of the American Legacy® Signature prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-800-942-5500.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln Life & Annuity Variable Annuity Account H, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $10,215,503, $9,421,298 and $6,548,154 to LFN and Selling Firms in 2016, 2017 and 2018, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
B-3

1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
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units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year Access Period and $8,930.20 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by
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sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York appear on the following pages.
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Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2018 and 2017

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2018 and 2017, the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.    The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.    As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.    Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1996.

Philadelphia, Pennsylvania

April 1, 2019

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2018	2017
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2018 – $7,200; 2017 – $7,165)	$7,280	$7,813
Equity securities (cost: 2017 – $3)	-	2
Equity securities	2	-
Mortgage loans on real estate	817	764
Policy loans	261	282
Other investments	1	-
Total investments	8,361	8,861
Cash and invested cash	31	65
Deferred acquisition costs and value of business acquired	578	559
Premiums and fees receivable	6	6
Accrued investment income	94	106
Reinsurance recoverables	527	420
Reinsurance related embedded derivatives	12	14
Goodwill	26	26
Other assets	1,670	1,620
Separate account assets	6,028	6,357
Total assets	$17,333	$18,034

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,652	$1,525
Other contract holder funds	5,518	5,585
Funds withheld reinsurance liabilities	1,503	1,464
Income taxes payable	211	316
Other liabilities	111	69
Separate account liabilities	6,028	6,357
Total liabilities	15,023	15,316

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,349	1,459
Accumulated other comprehensive income (loss)	20	318
Total stockholder’s equity	2,310	2,718
Total liabilities and stockholder’s equity	$17,333	$18,034

See accompanying Notes to Financial Statements

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Revenues
Insurance premiums	$152	$156	$152
Fee income	343	338	334
Net investment income	391	416	423
Realized gain (loss):
Total other-than-temporary impairment losses on securities	-	(1)	(26)
Portion of loss recognized in other comprehensive income	-	-	7
Net other-than-temporary impairment losses on securities recognized in earnings	-	(1)	(19)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(19)	(15)	(22)
Total realized gain (loss)	(19)	(16)	(41)
Other revenues	-	1	-
Total revenues	867	895	868
Expenses
Interest credited	197	202	201
Benefits	364	334	294
Commissions and other expenses	233	194	147
Impairment of intangibles	-	34	-
Total expenses	794	764	642
Income (loss) before taxes	73	131	226
Federal income tax expense (benefit)	2	(150)	70
Net income (loss)	71	281	156
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(360)	139	86
Total other comprehensive income (loss), net of tax	(360)	139	86
Comprehensive income (loss)	$(289)	$420	$242

See accompanying Notes to Financial Statements

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2018	2017	2016

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,459	1,298	1,142
Cumulative effect from adoption of new accounting standards	(62)	-	-
Net income (loss)	71	281	156
Common stock dividends declared	(119)	(120)	-
Balance as of end-of-year	1,349	1,459	1,298
Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	318	179	93
Cumulative effect from adoption of new accounting standards	62	-	-
Other comprehensive income (loss), net of tax	(360)	139	86
Balance as of end-of-year	20	318	179
Total stockholder’s equity as of end-of-year	$2,310	$2,718	$2,418

See accompanying Notes to Financial Statements

4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Cash Flows from Operating Activities
Net income (loss)	$71	$281	$156
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	76	18	(31)
Change in premiums and fees receivable	-	-	1
Change in accrued investment income	12	(1)	4
Change in future contract benefits and other contract holder funds	(12)	(246)	(235)
Change in reinsurance related assets and liabilities	(145)	59	53
Change in accrued expenses	(14)	14	(8)
Change in federal income tax accruals	(25)	(211)	91
Realized (gain) loss	19	16	41
Impairment of intangibles	-	34	-
Other	12	(27)	7
Net cash provided by (used in) operating activities	(6)	(63)	79

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(713)	(770)	(761)
Sales of available-for-sale securities and equity securities	200	113	218
Maturities of available-for-sale securities	467	654	541
Issuance of mortgage loans on real estate	(133)	(136)	(119)
Repayment and maturities of mortgage loans on real estate	80	42	28
Issuance and repayment of policy loans, net	22	21	47
Net change in collateral on investments, derivatives and related settlements	(1)	-	-
Net cash provided by (used in) investing activities	(78)	(76)	(46)

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	49	-	-
Deposits of fixed account values, including the fixed portion of variable	593	601	634
Withdrawals of fixed account values, including the fixed portion of variable	(332)	(335)	(401)
Transfers to and from separate accounts, net	(139)	(101)	(118)
Common stock issued for benefit plans	(2)	(2)	(2)
Dividends paid	(119)	(120)	-
Net cash provided by (used in) financing activities	50	43	113

Net increase (decrease) in cash, invested cash and restricted cash	(34)	(96)	146
Cash, invested cash and restricted cash as of beginning-of-year	65	161	15
Cash, invested cash and restricted cash as of end-of-year	$31	$65	$161

See accompanying Notes to Financial Statements

5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability).  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 15 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The financial statements include the results of operations of any acquired company since the acquisition date.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

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When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

7

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be other-than-temporary. For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
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The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

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To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
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Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Equity Securities

As of January 1, 2018, equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.  Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

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Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the valuation allowance, and subsequent recoveries, if any, are credited to the valuation allowance.

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  General valuation allowances are primarily based on loss history adjusted for current conditions.

Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses.  Our periodic evaluation of the adequacy of the valuation allowances is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Our commercial loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the commercial loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our commercial mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a valuation allowance.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a valuation allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our commercial mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present

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value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products with guaranteed withdrawal benefits (“GWB”) and guaranteed income benefits (“GIB”) features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital

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markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Balance Sheets.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received to be considered on deposit with the reinsurer and such amounts are reported in other assets on our Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value of the reporting unit is greater than the reporting unit’s carrying value, then the carrying value of the reporting unit is deemed to be recoverable.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of DSI, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, other prepaid expenses and specifically identifiable intangible assets.  Other liabilities consist primarily of employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, short-term debt and other accrued expenses.

Other assets and other liabilities on our Balance Sheets include guaranteed living benefit (“GLB”) features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

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Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), GWB and GIB features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well as the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 10.00%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception

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through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $21 million for the years ended December 31, 2018, 2017 and 2016.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

Revenue recognized from contracts with customers included in fee income consists primarily of wholesale-related 12b-1 fees received indirectly from separate account fund sponsors as compensation for servicing the underlying mutual funds.    Such revenues are recorded based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

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Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of proceeds from reinsurance recaptures.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2016 through 2018 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the following post-retirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other post-retirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

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Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes the Company and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers and all related amendments

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services and defines a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Although the standard and all related amendments supersede nearly all existing revenue recognition guidance under GAAP, the guidance does not amend the accounting for insurance and investment contracts recognized in accordance with ASC Topic 944, Financial Services – Insurance, leases, financial instruments and guarantees.

January 1, 2018

We adopted the standard and all related amendments using the modified retrospective method.  Our primary sources of revenue are recognized in accordance with ASC Topic 944, Financial Services – Insurance.  The adoption did not have a material impact on our consolidated financial condition, results of operations, stockholder’s equity or cash flows.  There were no material changes in the timing or measurement of revenues based upon the guidance.  As a result, there is no cumulative effect on retained earnings.

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Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income in the period of the change in fair value.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.

January 1, 2018

At the time of adoption, we had equity securities classified as AFS with a total carrying value of $2 million.  We classified, prospectively, $2 million of equity securities within the scope of this ASU in a separate line on our Balance Sheets.  The cumulative effect adjustment of adopting this ASU was $1 million.

ASU 2018-02, Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income

These amendments require a reclassification from AOCI to retained earnings for stranded tax effects associated with the change in the federal corporate income tax rate in the Tax Cuts and Jobs Act (“Tax Act”) of 2017.  The amount of the reclassification is equal to the impact of the change in deferred taxes related to amounts recorded in AOCI resulting from the change in the statutory corporate tax rate from 35% to 21%.  Early adoption is permitted and retrospective application is required.

		January 1, 2018	We retrospectively reclassified $61 million of stranded tax effects from AOCI to retained earnings in the period of adoption.

Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative effect adjustment to the beginning balance of retained earnings.

		January 1, 2019	We do not expect the adoption of this guidance to have a material impact on our financial condition and results of operations.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

		January 1, 2019	We do not expect the adoption of this guidance to have a material impact on our financial condition and results of operations.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments

These amendments adopt a new model to measure and recognize credit losses for most financial assets.  The method used to measure estimated credit losses for AFS debt securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those debt securities.  The amendments will permit entities to recognize improvements in credit loss estimates on AFS debt securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations, with a primary focus on our fixed maturity securities, mortgage loans and reinsurance recoverables.

ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  Early adoption is permitted.

		January 1, 2021	We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations.

3.  Investments

AFS Securities

In 2018, we adopted ASU 2016-01, which resulted in a new classification and measurement of our equity securities.  See Note 2 for additional information.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2018
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$6,321	$250	$233	$-	$6,338
ABS	82	1	3	(4)	84
U.S. government bonds	15	3	-	-	18
Foreign government bonds	32	3	-	-	35
RMBS	292	11	5	(2)	300
CMBS	16	-	-	-	16
CLOs	19	-	-	-	19
State and municipal bonds	377	48	4	-	421
Hybrid and redeemable preferred securities	46	4	1	-	49
Total AFS securities	$7,200	$320	$246	$(6)	$7,280

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	As of December 31, 2017
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$6,310	$591	$36	$-	$6,865
ABS	93	1	3	(4)	95
U.S. government bonds	20	3	-	-	23
Foreign government bonds	33	4	-	-	37
RMBS	274	14	3	(3)	288
CMBS	17	1	-	-	18
CLOs	24	-	-	-	24
State and municipal bonds	349	63	1	-	411
Hybrid and redeemable preferred securities	45	8	1	-	52
Total fixed maturity securities	7,165	685	44	(7)	7,813
Equity AFS securities	3	-	1	-	2
Total AFS securities	$7,168	$685	$45	$(7)	$7,815

(1)	Includes unrealized (gains) and losses on credit-impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2018, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$328	$331
Due after one year through five years	962	952
Due after five years through ten years	1,084	1,103
Due after ten years	4,417	4,475
Subtotal	6,791	6,861
Structured securities (ABS, MBS, CLOs)	409	419
Total fixed maturity AFS securities	$7,200	$7,280

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2018
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$2,469	$157	$533	$76	$3,002	$233
ABS	10	-	25	5	35	5
RMBS	56	1	54	4	110	5
State and municipal bonds	65	3	8	1	73	4
Hybrid and redeemable
preferred securities	-	-	18	1	18	1
Total AFS securities	$2,600	$161	$638	$87	$3,238	$248

Total number of AFS securities in an unrealized loss position						589

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	As of December 31, 2017
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$269	$3	$461	$33	$730	$36
ABS	9	1	25	5	34	6
RMBS	14	-	45	3	59	3
State and municipal bonds	1	-	11	1	12	1
Hybrid and redeemable
preferred securities	4	-	13	1	17	1
Total fixed maturity AFS securities	297	4	555	43	852	47
Equity AFS securities	2	1	-	-	2	1
Total AFS securities	$299	$5	$555	$43	$854	$48

Total number of AFS securities in an unrealized loss position						179

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2018
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$31	$9	$-	6
Six months or greater, but less than nine months	25	14	-	3
Nine months or greater, but less than twelve months	11	8	-	2
Twelve months or greater	14	4	2	7
Total	$81	$35	$2	18

	As of December 31, 2017
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$11	$4	$-	4
Nine months or greater, but less than twelve months	1	1	-	1
Twelve months or greater	46	14	2	10
Total	$58	$19	$2	15

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on fixed maturity AFS securities increased by $201 million for the year ended December 31, 2018.  As discussed further below, we believe the unrealized loss position as of December 31, 2018, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities.

Based upon this evaluation as of December 31, 2018, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2018, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

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As of December 31, 2018, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2018, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$39	$47	$42
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	-	1	18
Credit losses on securities for which an
OTTI was previously recognized	-	-	2
Decreases attributable to:
Securities sold, paid down or matured	-	(9)	(15)
Balance as of end-of-year	$39	$39	$47

During 2018, there were no credit losses on securities for which an OTTI was not previously recognized.  During 2017 and 2016, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on fixed maturity AFS securities.

Determination of Credit Losses on Corporate Bonds

As of December 31, 2018 and 2017, we reviewed our corporate bond portfolio for potential shortfalls in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near-term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Determination of Credit Losses on MBS and ABS

As of December 31, 2018 and 2017, default rates were projected by considering underlying MBS and ABS loan performance and collateral type.  Projected default rates on existing delinquencies vary depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

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Mortgage Loans on Real Estate

There were no past due or impaired mortgage loans on real estate as of December 31, 2018 and 2017.

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2018			As of December 31, 2017
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$784	96.0%	2.70	$728	95.3%	2.78
65% to 74%	33	4.0%	1.42	36	4.7%	1.54
Total mortgage loans on real estate	$817	100.0%		$764	100.0%

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in New York and California, which accounted for 55% and 15%, respectively, as of December 31, 2018 and 64% and 11%, respectively, as of December 31, 2017.

Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Fixed maturity AFS securities	$349	$358	$371
Mortgage loans on real estate	32	30	26
Policy loans	5	18	19
Invested cash	1	1	-
Commercial mortgage loan prepayment
and bond make-whole premiums	7	11	11
Consent fees	-	1	-
Investment income	394	419	427
Investment expense	(3)	(3)	(4)
Net investment income	$391	$416	$423

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Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Fixed maturity AFS securities: (1)
Gross gains	$1	$-	$4
Gross losses	(8)	(1)	(12)
Gross OTTI	-	(1)	(20)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(1)	(1)	(1)
Total realized gain (loss) related to certain investments	(8)	(3)	(29)
Realized gain (loss) on the mark-to-market on certain instruments (2)	1	-	-
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	(10)	(11)	(10)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(2)	(2)
Total realized gain (loss)	$(19)	$(16)	$(41)

(1)	These amounts are represented net of related fair value hedging activity. See Note 4 for more information.
(2)	Represents changes in the fair values of certain derivative investments and reinsurance related embedded derivatives.

Details underlying write-downs taken as a result of OTTI (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
OTTI Recognized in Net Income (Loss)
Fixed maturity AFS securities:
Corporate bonds	$-	$(1)	$(18)
ABS	-	-	(1)
RMBS	-	-	(1)
Gross OTTI recognized in net income (loss)	-	(1)	(20)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	1
Net OTTI recognized in net income (loss)	$-	$(1)	$(19)

We recognized less than $1 million of OTTI in OCI for the years ended December 31, 2018 and 2017.  We recognized $10 million of gross OTTI in OCI, offset by $3 million for the change in DAC, VOBA, DSI and DFEL, for the year ended December 31, 2016.

Investment Commitments

As of December 31, 2018, our investment commitments were $50 million, which included $45 million of mortgage loans on real estate and $5 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2018, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association with a fair value of $128 million and $77 million, respectively, or 2% and 1%, respectively, of our invested assets portfolio.  As of December 31, 2017, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation and Ecolab Inc. with a fair value of $124 million and $47 million, respectively, or 1% of our invested assets portfolio.  These concentrations include fixed maturity AFS securities and equity securities.

As of December 31, 2018, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry and financial services industry with a fair value of $1.2 billion and $1.1 billion, respectively, or 14% and 13%, respectively, of our invested assets portfolio.  As of December 31, 2017, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry and the utilities industry with a fair value of $1.3 billion and $1.2 billion, respectively, or 14% and 13%, respectively, of our invested assets portfolio.  These concentrations include fixed maturity AFS securities and equity securities.

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Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair value of $15 million as of December 31, 2018 and 2017.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 14 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We transfer the majority of the liability for our GWB and GIB features to LNL, who uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and Indexed Universal Life Contracts Embedded Derivatives

Our indexed annuity and indexed universal life (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index®.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.

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Reinsurance Related Embedded Derivatives

We have certain modified coinsurance (“Modco”) arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2018			As of December 31, 2017
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$150	$1	$2	$50	$-	$-
Non-Qualifying Hedges
Economic hedges:
Interest rate contracts (1)	100	1	-	-	-	-
Embedded derivatives:
GLB direct (2) (3)	-	-	16	-	21	-
GLB ceded (2) (3)	-	15	-	-	-	21
Reinsurance related (4)	-	12	-	-	14	-
Indexed annuity and IUL contracts (5)	-	-	1	-	-	2
Total derivative instruments	$250	$29	$19	$50	$35	$23

(1)	Reported in derivative investments and other liabilities on our Balance Sheets.
(2)	Reported in other assets on our Balance Sheets.
(3)	Reported in other liabilities on our Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Balance Sheets.
(5)	Reported in future contract benefits on our Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2018
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$45	$105	$-	$-	$100	$250
Total derivative instruments
with notional amounts	$45	$105	$-	$-	$100	$250

(1)	As of December 31, 2018, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was March 2021.

The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$1	$-	$-
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cash flow hedges:
Interest rate contracts	(1)	1	-
Balance as of end-of-year	$-	$1	$-

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The gains (losses) on derivative instruments (in millions) recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Non-Qualifying Hedges
Interest rate contracts (1)	$1	$-	$-
Embedded derivatives:
GLB reserves (1)	(1)	-	-
Indexed annuity and IUL contracts (1)	-	-	1
Total derivative instruments	$-	$-	$1

(1)	Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

As of December 31, 2018, less than $1 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or Non-Performance Risk (“NPR”).  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2018, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  Our ISDA agreements are supported by credit support annexes requiring the parties to collateralize outstanding exposures.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  As of December 31, 2018 and 2017, our exposure was zero.

The amounts recognized (in millions) by Standard & Poor (“S&P”) credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2018		As of December 31, 2017
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$-	$-	$-	$-
A+	-	(1)	-	-
A	-	-	-	-
A-	-	-	-	-
BBB+	-	-	-	-
	$-	$(1)	$-	$-

Balance Sheet Offsetting

As of December 31, 2018 and 2017, the offset on our Balance Sheets associated with our derivative instruments was less than $2 million.  There is no offsetting on our Balance Sheets associated with our embedded derivative instruments.

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5.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Current	$15	$72	$(49)
Deferred	(13)	(222)	119
Federal income tax expense (benefit)	$2	$(150)	$70

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Tax rate times pre-tax income	$16	$46	$79
Effect of:
Tax-preferred investment income	(3)	(8)	(8)
Tax credits	(1)	(1)	(1)
Goodwill impairment	-	12	-
Deferred tax impact from the Tax Cuts
and Jobs Act	(9)	(197)	-
Other items	(1)	(2)	-
Federal income tax expense (benefit)	$2	$(150)	$70
Effective tax rate	3%	-115%	31%

The effective tax rate is the ratio of tax expense (benefit) over pre-tax income (loss).  Tax-preferred investment income as reflected above relates primarily to the separate account dividends-received deduction, which generated a total tax benefit of $3 million, $8 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.  As a result of the Tax Act, the recorded tax benefit for the separate account dividends-received deduction was lower in our 2018 income tax provision as compared to prior years.

As a result of the enactment of the Tax Act on December 22, 2017, we remeasured our existing deferred tax balances at the 21% marginal corporate income tax rate and recognized a $197 million tax benefit in 2017.  The SEC previously issued rules that allow for a one-year measurement period after the enactment of the Tax Act to finalize calculations and recording of the related tax impacts.  Subsequent to the enactment date, we completed our review of the provisions of the Tax Act, including the impact of the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance provisions on our financial statements.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2018	2017
Current	$13	$(3)
Deferred	(211)	(313)
Total federal income tax asset (liability)	$(198)	$(316)

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Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2018	2017
Deferred Tax Assets
Investment activity	$-	$2
Other	1	1
Total deferred tax assets	$1	$3
Deferred Tax Liabilities
DAC	$57	$54
VOBA	39	39
Net unrealized gain on AFS securities	17	136
Future contract benefits and other contract holder funds	93	78
Other	6	9
Total deferred tax liabilities	$212	$316
Net deferred tax asset (liability)	$(211)	$(313)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2018 and 2017, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2018, 2017 and 2016, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2015 and forward remain open under the applicable statute of limitations.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact our results.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$372	$386	$439
Deferrals	31	53	54
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(40)	(46)	(54)
Unlocking	(28)	4	(15)
Adjustment related to realized gains (losses)	(3)	(3)	-
Adjustment related to unrealized gains (losses)	60	(22)	(38)
Balance as of end-of-year	$392	$372	$386

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$187	$225	$137
Amortization:
Amortization, excluding unlocking	(33)	(34)	(33)
Unlocking	(13)	4	72
Accretion of interest (1)	12	13	10
Adjustment related to unrealized gains (losses)	33	(21)	39
Balance as of end-of-year	$186	$187	$225

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 5.7% to 6.6%.

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Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2018, was as follows:

2019	$22
2020	21
2021	20
2022	18
2023	16

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$8	$9	$10
Deferrals	1	1	-
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(2)	(2)	(1)
Balance as of end-of-year	$7	$8	$9

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$129	$131	$125
Deferrals	23	23	23
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(6)	(11)	(20)
Unlocking	(13)	(1)	(1)
Adjustment related to realized (gains) losses	(1)	(1)	2
Adjustment related to unrealized (gains) losses	27	(12)	2
Balance as of end-of-year	$159	$129	$131

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2018	2017	2016
Direct insurance premiums and fee income	$679	$673	$660
Reinsurance ceded	(184)	(179)	(174)
Total insurance premiums and fee income	$495	$494	$486

Direct insurance benefits	$595	$525	$494
Reinsurance recoveries netted against benefits	(231)	(191)	(200)
Total benefits	$364	$334	$294

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 17, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2018, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 40% of the mortality risk on newly issued life insurance contracts in 2018.  Approximately 40% and 41% of our total individual life in-force amount was reinsured as of December 31, 2018 and 2017, respectively.  Portions of our variable and deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2018 and 2017, the reserves associated with these reinsurance arrangements totaled $3 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.  Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $527 million and $420 million as of December 31, 2018 and 2017, respectively.

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8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2018
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

	For the Year Ended December 31, 2017
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(102)	(34)	-
Total goodwill	$162	$(102)	$(34)	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2018, we performed our annual quantitative goodwill impairment test for our reporting unit, and the fair value was in excess of the reporting unit’s carrying value for Annuities.

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities reporting unit had a fair value that exceeded its carrying value.  Our early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $34 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value, bringing the Life Insurance goodwill to zero as of December 31, 2017.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2018		As of December 31, 2017
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$4	$7	$3

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2018.

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9.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2018 (1)	2017 (1)
Return of Net Deposits
Total account value	$4,316	$4,521
Net amount at risk (2)	55	2
Average attained age of contract holders	63 years	62 years

Minimum Return
Average attained age of contract holders	88 years	87 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$1,166	$1,312
Net amount at risk (2)	96	4
Average attained age of contract holders	69 years	68 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$3	$3	$3
Changes in reserves	3	-	1
Benefits paid	-	-	(1)
Balance as of end-of-year	$6	$3	$3

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2018	2017
Asset Type
Domestic equity	$2,079	$2,235
International equity	733	817
Fixed income	1,743	1,833
Total	$4,555	$4,885

Percent of total variable annuity
separate account values	91%	91%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 32% of total life insurance in-force reserves as of December 31, 2018 and 2017.

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10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the Securities and Exchange Commission, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and unclaimed property laws.

From time to time we may have various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2018.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY’s financial condition.

Hanks v. The Lincoln Life and Annuity Company of New York and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  We are vigorously defending this matter.

Commitments

Vulnerability from Concentrations

As of December 31, 2018, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2018 and 2017, 89% and 91%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(3) million and $(5) million as of December 31, 2018 and 2017, respectively.

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11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$310	$173	$93
Cumulative effect from adoption of new accounting standards	62	-	-
Unrealized holding gains (losses) arising during the year	(573)	242	95
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	114	(44)	1
Income tax benefit (expense)	95	(63)	(35)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(7)	(2)	(28)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(1)	(2)
Income tax benefit (expense)	3	1	11
Balance as of end-of-year	$13	$310	$173
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$7	$5	$(1)
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	-	-	(10)
Change in DAC, VOBA, DSI and DFEL	-	-	3
Income tax benefit (expense)	1	-	2
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	(1)	5	12
Change in DAC, VOBA, DSI and DFEL	-	(1)	1
Income tax benefit (expense)	-	(2)	(2)
Balance as of end-of-year	$7	$7	$5
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$1	$1	$1
Unrealized holding gains (losses) arising during the year	(1)	-	-
Income tax benefit (expense)	-	-	-
Balance as of end-of-year	$-	$1	$1

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2018	2017	2016

Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(7)	$(2)	$(28)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(1)	(1)	(2)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(8)	(3)	(30)	operations before taxes
Income tax benefit (expense)	3	1	11	Federal income tax expense (benefit)
Reclassification, net of income tax	$(5)	$(2)	$(19)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$-	$-	$1	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	-	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	-	-	1	operations before taxes
Income tax benefit (expense)	-	-	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$-	$-	$1	Net income (loss)

12.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Commissions	$62	$77	$77
General and administrative expenses	65	80	82
Expenses associated with reserve financing and unrelated letters of credit	13	10	5
DAC and VOBA deferrals and interest, net of amortization	71	6	(34)
Taxes, licenses and fees	22	21	17
Total	$233	$194	$147

13.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

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Specified statutory information (in millions) was as follows:

	As of December 31,
	2018	2017
U.S. capital and surplus	$1,118	$1,187

	For the Years Ended December 31,
	2018	2017	2016
U.S. net gain (loss) from operations, after-tax	$85	$238	$395
U.S. net income (loss)	80	237	379

Comparison of 2018 to 2017

Statutory net income (loss) decreased due primarily to increased reserve strain on certain life and annuity products partially offset by decreased taxes incurred as a result of the Tax Act.

Comparison of 2017 to 2016

Statutory net income (loss) decreased due primarily to increased reserve strain on certain annuity products and increased taxes incurred related to reinsurance transactions, partially offset by increased ceded commission allowances and higher fees on separate accounts.

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities.

The favorable (unfavorable) effect on statutory surplus compared to NAIC statutory surplus from the use of this prescribed practice (in millions) was as follows:

	As of December 31,
	2018	2017
State Prescribed Practices
Conservative valuation rate on certain annuities	$(3)	$(2)

The New York State Department of Financial Services did not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, which was effective as of December 31, 2013, impacted the Company.  Although the Company discontinued the sale of these products in early 2013, the change affected those policies previously sold.  As a result, we phased in an increase in reserves over five years, from 2013 to 2017, resulting in a total increase of $450 million.

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2018, the Company’s RBC ratio was in excess of nine times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of $85 million in 2019 without New York Department of Insurance approval.

35

14.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2018		As of December 31, 2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$7,280	$7,280	$7,813	$7,813
Equity securities	-	-	2	2
Equity securities	2	2	-	-
Mortgage loans on real estate	817	811	764	773
Other investments	1	1	-	-
Cash and invested cash	31	31	65	65
Reinsurance related embedded derivatives	12	12	14	14
Other assets:
GLB direct embedded derivatives	-	-	21	21
GLB ceded embedded derivatives	15	15	-	-
Separate account assets	6,028	6,028	6,357	6,357

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(1)	(1)	(2)	(2)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(29)	(29)	(34)	(34)
Account values of certain investment contracts	(1,234)	(1,370)	(1,281)	(1,499)
Other liabilities:
Short-term debt	(49)	(49)	-	-
GLB direct embedded derivatives	(16)	(16)	-	-
GLB ceded embedded derivatives	-	-	(21)	(21)

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and includes cash collateral receivables. The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2018 and 2017, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

36

Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 or 2017, and we noted no changes in our valuation methodologies between these periods. The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2018
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,275	$63	$6,338
ABS	-	84	-	84
U.S. government bonds	18	-	-	18
Foreign government bonds	-	33	2	35
RMBS	-	300	-	300
CMBS	-	16	-	16
CLOs	-	19	-	19
State and municipal bonds	-	421	-	421
Hybrid and redeemable preferred securities	-	47	2	49
Equity securities	2	-	-	2
Derivative investments (1)	-	-	2	2
Cash and invested cash	-	31	-	31
Reinsurance related embedded derivatives	-	12	-	12
Other assets – GLB ceded embedded derivatives	-	-	15	15
Separate account assets	39	5,989	-	6,028
Total assets	$59	$13,227	$84	$13,370

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1)	$(1)
Other liabilities:
Derivative liabilities (1)	-	-	(2)	(2)
GLB direct embedded derivatives	-	-	(16)	(16)
Total liabilities	$-	$-	$(19)	$(19)

37

	As of December 31, 2017
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,776	$89	$6,865
ABS	-	94	1	95
U.S. government bonds	23	-	-	23
Foreign government bonds	-	35	2	37
RMBS	-	283	5	288
CMBS	-	18	-	18
CLOs	-	19	5	24
State and municipal bonds	-	411	-	411
Hybrid and redeemable preferred securities	-	50	2	52
Equity AFS securities	2	-	-	2
Cash and invested cash	-	65	-	65
Reinsurance related embedded derivatives	-	14	-	14
Other assets – GLB direct embedded derivatives	-	-	21	21
Separate account assets	49	6,308	-	6,357
Total assets	$74	$14,073	$125	$14,272

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities – GLB ceded embedded derivatives	-	-	(21)	(21)
Total liabilities	$-	$-	$(23)	$(23)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

38

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2018
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other	Net	Net (1)	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$89	$5	$(12)	$(19)	$-	$63
ABS	1	-	-	-	(1)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	5	-	-	-	(5)	-
CLOs	5	-	-	-	(5)	-
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets: (3)
GLB direct embedded derivatives	21	(21)	-	-	-	-
GLB ceded embedded derivatives	-	15	-	-	-	15
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	-	-	1	-	(1)
Other liabilities: (3)
GLB direct embedded derivatives	-	(16)	-	-	-	(16)
GLB ceded embedded derivatives	(21)	21	-	-	-	-
Total, net	$102	$4	$(12)	$(18)	$(11)	$65

	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other	Net	Net (1)	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$72	$3	$7	$(8)	$15	$89
ABS	1	-	-	-	-	1
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	7	(2)	5
CLOs	-	-	-	7	(2)	5
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets: (3)
GLB direct embedded derivatives	-	21	-	-	-	21
GLB ceded embedded derivatives	38	(38)	-	-	-	-
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(1)	(1)	-	-	-	(2)
Other liabilities: (3)
GLB direct embedded derivatives	(38)	38	-	-	-	-
GLB ceded embedded derivatives	-	(21)	-	-	-	(21)
Total, net	$76	$2	$7	$6	$11	$102

39

	For the Year Ended December 31, 2016
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other	Net	Net (1)	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$62	$5	$2	$3	$-	$72
ABS	-	-	-	-	1	1
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	7	(7)	-
CMBS	1	-	-	(1)	-	-
CLOs	11	-	-	10	(21)	-
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets – GLB ceded
embedded derivatives (3)	71	(33)	-	-	-	38
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	1	-	-	-	(1)
Other liabilities – GLB direct
embedded derivatives (3)	(71)	33	-	-	-	(38)
Total, net	$76	$6	$2	$19	$(27)	$76

(1)

Transfers into or out of Level 3 for AFS securities are reported at amortized cost as of the beginning-of-year.  The difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in the prior years.

(2)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(3)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2018
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$(11)	$-	$(1)	$(7)	$(19)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	1	-	1
Total, net	$-	$(11)	$-	$-	$(7)	$(18)

	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1	$(5)	$-	$(1)	$(3)	$(8)
RMBS	7	-	-	-	-	7
CLOs	7	-	-	-	-	7
Total, net	$15	$(5)	$-	$(1)	$(3)	$6

40

	For the Year Ended December 31, 2016
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$13	$-	$-	$(1)	$(9)	$3
RMBS	7	-	-	-	-	7
CMBS	-	(1)	-	-	-	(1)
CLOs	10	-	-	-	-	10
Total, net	$30	$(1)	$-	$(1)	$(9)	$19

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Embedded derivatives:
Other assets – GLB direct and ceded	$(7)	$86	$54
Other liabilities – GLB direct and ceded	7	(86)	(54)
Total, net (1)	$-	$-	$-

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2018
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
ABS	$-	$(1)	$(1)
RMBS	-	(5)	(5)
CLOs	-	(5)	(5)
Total, net	$-	$(11)	$(11)

	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$15	$-	$15
RMBS	-	(2)	(2)
CLOs	3	(5)	(2)
Total, net	$18	$(7)	$11

41

	For the Year Ended December 31, 2016
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$16	$(16)	$-
ABS	1	-	1
RMBS	-	(7)	(7)
CLOs	-	(21)	(21)
Total, net	$17	$(44)	$(27)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2018, 2017 and 2016, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2018, 2017 and 2016, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

42

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2018:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$55	Discounted cash flow	Liquidity/duration adjustment (1)	1.5%	-	28.6%
Foreign government bonds	2	Discounted cash flow	Liquidity/duration adjustment (1)	2.6%	-	2.6%
Other assets – GLB ceded
embedded derivatives	15	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.03%	-	0.41%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	(1)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB direct
embedded derivatives	(16)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.03%	-	0.41%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

43

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

15.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, including short and long-term disability, absence management services, term life, dental, vision and accident and critical illness benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital; other corporate investments; benefit plan net liability; and the results of certain disability income business.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL;
▪	The net valuation premium of the GLB attributed rider fees; and
▪	Changes in the fair value of equity securities;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act. 44

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rates of 21% and 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our segment measures of performance to the GAAP measures presented in our results of operations.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Revenues
Operating revenues:
Annuities	$167	$170	$164
Retirement Plan Services	69	67	66
Life Insurance	548	572	597
Group Protection	82	81	80
Other Operations	30	30	10
Excluded realized gain (loss), pre-tax	(29)	(25)	(49)
Total revenues	$867	$895	$868

	For the Years Ended December 31,
	2018	2017	2016
Net Income (Loss)
Income (loss) from operations:
Annuities	$58	$54	$47
Retirement Plan Services	4	2	3
Life Insurance	8	57	131
Group Protection	(8)	2	2
Other Operations	23	20	5
Excluded realized gain (loss), after-tax	(23)	(17)	(32)
Net impact from the Tax Cuts and Jobs Act	9	197	-
Impairment of intangibles, after-tax	-	(34)	-
Net income (loss)	$71	$281	$156

45

	For the Years Ended December 31,
	2018	2017	2016
Net Investment Income
Annuities	$37	$41	$49
Retirement Plan Services	60	58	59
Life Insurance	256	279	295
Group Protection	8	8	10
Other Operations	30	30	10
Total net investment income	$391	$416	$423

	For the Years Ended December 31,
	2018	2017	2016
Amortization of DAC and VOBA, Net of Interest
Annuities	$16	$19	$17
Retirement Plan Services	1	1	1
Life Insurance	84	36	(3)
Group Protection	2	3	5
Total amortization of DAC and VOBA, net of interest	$103	$59	$20

	For the Years Ended December 31,
	2018	2017	2016
Federal Income Tax Expense (Benefit)
Annuities	$11	$14	$12
Retirement Plan Services	-	-	1
Life Insurance	1	30	70
Group Protection	(2)	1	1
Other Operations	7	11	3
Excluded realized gain (loss)	(6)	(9)	(17)
Net impact from the Tax Cuts and Jobs Act	(9)	(197)	-
Total federal income tax expense (benefit)	$2	$(150)	$70

	As of December 31,
	2018	2017
Assets
Annuities	$5,790	$6,138
Retirement Plan Services	2,305	2,305
Life Insurance	8,356	8,626
Group Protection	156	157
Other Operations	726	808
Total assets	$17,333	$18,034

16.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Income taxes paid (received)	$27	$61	$(21)

46

17.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2018	2017
Assets with affiliates:
Ceded reinsurance contracts	$131	$57	Reinsurance recoverables
Ceded reinsurance contracts	12	14	Reinsurance related embedded derivatives
Ceded reinsurance contracts	24	9	Other assets
Service agreement receivable	27	15	Other assets

Liabilities with affiliates:
Inter-company short-term debt	49	-	Other liabilities
Ceded reinsurance contracts	1	24	Other liabilities
Service agreement payable	1	-	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2018	2017	2016
Revenues with affiliates:
Premiums received on assumed (paid on ceded)	$(10)	$(5)	$(6)	Insurance premiums
reinsurance contracts
Fees for management of general account	(3)	(3)	(4)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	37	(59)	(33)	Realized gain (loss)
Other gains (losses)	(49)	46	21	Realized gain (loss)
Ceded reinsurance contracts	1	-	-	Other revenues

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(2)	-	-	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(16)	(4)	(10)	Benefits
Ceded reinsurance contracts	(23)	-	-	Commissions and other
				expenses
Service agreement payments	68	77	80	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2018.

Service Agreement

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and Lincoln National Reinsurance Company (Barbados) Ltd., a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

47

18.  Subsequent Events

Management evaluated subsequent events for the Company through April 1, 2019, the date the financial statements were available to be issued.  On March 22, 2019, LLANY paid a cash dividend in the amount of $85 million to LNL.  Management identified no other items or events required for disclosure.

48

Lincoln Life & Annuity Variable Annuity Account H

Lincoln Life & Annuity Variable Annuity Account H

Statements of assets and liabilities

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
American Funds Asset Allocation Fund - Class 2	$79,998,901	$1,695	$80,000,596	$—	$9,860	$79,990,736
American Funds Asset Allocation Fund - Class 4	6,620,671	1,140	6,621,811	—	791	6,621,020
American Funds Blue Chip Income and Growth Fund - Class 2	80,214,890	26,275	80,241,165	—	10,426	80,230,739
American Funds Blue Chip Income and Growth Fund - Class 4	1,445,479	—	1,445,479	—	184	1,445,295
American Funds Bond Fund - Class 2	65,406,322	—	65,406,322	140,604	8,395	65,257,323
American Funds Bond Fund - Class 4	4,177,019	—	4,177,019	2,138	525	4,174,356
American Funds Capital Income Builder® - Class 4	7,703,968	—	7,703,968	153	909	7,702,906
American Funds Global Balanced Fund - Class 2	5,165,162	1,853	5,167,015	—	734	5,166,281
American Funds Global Balanced Fund - Class 4	1,389,378	—	1,389,378	—	172	1,389,206
American Funds Global Bond Fund - Class 2	30,907,715	—	30,907,715	117,420	4,067	30,786,228
American Funds Global Bond Fund - Class 4	140,281	—	140,281	—	17	140,264
American Funds Global Growth and Income Fund - Class 2	35,508,740	—	35,508,740	800	4,467	35,503,473
American Funds Global Growth and Income Fund - Class 4	387,574	—	387,574	—	46	387,528
American Funds Global Growth Fund - Class 2	49,154,419	15,138	49,169,557	—	6,417	49,163,140
American Funds Global Growth Fund - Class 4	1,396,139	—	1,396,139	—	195	1,395,944
American Funds Global Growth PortfolioSM - Class 4	3,421,930	1,577	3,423,507	—	397	3,423,110
American Funds Global Small Capitalization Fund - Class 2	23,889,890	33,660	23,923,550	—	3,078	23,920,472
American Funds Global Small Capitalization Fund - Class 4	956,090	—	956,090	—	109	955,981
American Funds Growth and Income PortfolioSM - Class 4	7,445,528	—	7,445,528	805	1,017	7,443,706
American Funds Growth Fund - Class 2	141,661,533	76,910	141,738,443	—	18,452	141,719,991
American Funds Growth Fund - Class 4	6,298,278	—	6,298,278	—	734	6,297,544
American Funds Growth-Income Fund - Class 2	126,824,020	40,472	126,864,492	—	16,242	126,848,250
American Funds Growth-Income Fund - Class 4	2,712,368	—	2,712,368	—	374	2,711,994
American Funds High-Income Bond Fund - Class 2	18,830,941	—	18,830,941	12,368	2,395	18,816,178
American Funds High-Income Bond Fund - Class 4	182,925	—	182,925	—	20	182,905
American Funds International Fund - Class 2	44,434,744	19,738	44,454,482	—	5,900	44,448,582
American Funds International Fund - Class 4	938,578	—	938,578	—	116	938,462
American Funds International Growth and Income Fund - Class 2	8,373,296	952	8,374,248	—	1,054	8,373,194
American Funds International Growth and Income Fund - Class 4	594,882	—	594,882	—	77	594,805

See accompanying notes.

Lincoln Life & Annuity Variable Annuity Account H

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
American Funds Managed Risk Asset Allocation Fund - Class P2	$52,563,295	$3,837	$52,567,132	$—	$6,534	$52,560,598
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2	17,378,989	3,479	17,382,468	—	2,157	17,380,311
American Funds Managed Risk Global Allocation PortfolioSM - Class P2	14,827,671	—	14,827,671	1,162	1,959	14,824,550
American Funds Managed Risk Growth and Income PortfolioSM - Class P2	32,487,536	—	32,487,536	879	4,171	32,482,486
American Funds Managed Risk Growth Fund - Class P2	12,116,399	15,560	12,131,959	—	1,508	12,130,451
American Funds Managed Risk Growth PortfolioSM - Class P2	39,725,129	508	39,725,637	—	5,000	39,720,637
American Funds Managed Risk Growth- Income Fund - Class P2	9,811,295	1,113	9,812,408	—	1,249	9,811,159
American Funds Managed Risk International Fund - Class P2	7,981,787	3,534	7,985,321	—	1,017	7,984,304
American Funds Mortgage Fund - Class 2	1,687,677	—	1,687,677	5,309	213	1,682,155
American Funds Mortgage Fund - Class 4	298,196	—	298,196	—	34	298,162
American Funds New World Fund® - Class 2	19,950,809	1,097	19,951,906	—	2,565	19,949,341
American Funds New World Fund® - Class 4	177,742	—	177,742	—	20	177,722
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2	38,974,122	—	38,974,122	86,170	5,377	38,882,575
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	1,102,388	—	1,102,388	1,442	126	1,100,820
American Funds Ultra-Short Bond Fund - Class 2	17,164,500	—	17,164,500	77,234	2,238	17,085,028
American Funds Ultra-Short Bond Fund - Class 4	163,117	—	163,117	—	20	163,097
LVIP American Balanced Allocation Fund - Service Class	34,409,757	—	34,409,757	3,894	4,563	34,401,300
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	70,349,763	—	70,349,763	3,471	8,971	70,337,321
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	111,879,945	1,654	111,881,599	—	14,323	111,867,276
LVIP American Growth Allocation Fund - Service Class	25,983,964	—	25,983,964	1,413	3,799	25,978,752
LVIP American Income Allocation Fund - Service Class	4,202,885	—	4,202,885	9	579	4,202,297
LVIP American Preservation Fund - Service Class	39,693,066	—	39,693,066	46,308	5,149	39,641,609

See accompanying notes.

Lincoln Life & Annuity Variable Annuity Account H

Statements of operations

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
American Funds Asset Allocation Fund - Class 2	$1,443,402	$(1,373,127)	$70,275	$2,312,153
American Funds Asset Allocation Fund - Class 4	99,296	(85,618)	13,678	47,434
American Funds Blue Chip Income and Growth Fund - Class 2	1,753,384	(1,507,523)	245,861	3,043,813
American Funds Blue Chip Income and Growth Fund - Class 4	25,718	(16,181)	9,537	(1,432)
American Funds Bond Fund - Class 2	1,633,230	(1,093,212)	540,018	(420,841)
American Funds Bond Fund - Class 4	84,682	(41,323)	43,359	(11,751)
American Funds Capital Income Builder® - Class 4	212,461	(111,809)	100,652	10,398
American Funds Global Balanced Fund - Class 2	71,084	(97,083)	(25,999)	159,405
American Funds Global Balanced Fund - Class 4	16,402	(20,173)	(3,771)	14,484
American Funds Global Bond Fund - Class 2	686,043	(547,913)	138,130	(120,666)
American Funds Global Bond Fund - Class 4	2,675	(1,439)	1,236	(999)
American Funds Global Growth and Income Fund - Class 2	646,843	(642,968)	3,875	1,743,955
American Funds Global Growth and Income Fund - Class 4	6,081	(5,068)	1,013	(9,382)
American Funds Global Growth Fund - Class 2	380,416	(940,430)	(560,014)	1,832,108
American Funds Global Growth Fund - Class 4	7,594	(19,158)	(11,564)	(5,992)
American Funds Global Growth PortfolioSM - Class 4	39,052	(48,557)	(9,505)	74,729
American Funds Global Small Capitalization Fund - Class 2	23,840	(469,805)	(445,965)	903,326
American Funds Global Small Capitalization Fund - Class 4	103	(9,430)	(9,327)	7
American Funds Growth and Income PortfolioSM - Class 4	99,597	(113,260)	(13,663)	41,244
American Funds Growth Fund - Class 2	689,716	(2,650,629)	(1,960,913)	6,641,498
American Funds Growth Fund - Class 4	15,925	(65,351)	(49,426)	1,816
American Funds Growth-Income Fund - Class 2	1,997,563	(2,340,032)	(342,469)	5,150,168
American Funds Growth-Income Fund - Class 4	32,119	(28,916)	3,203	(2,953)
American Funds High-Income Bond Fund - Class 2	1,220,063	(326,431)	893,632	(147,166)
American Funds High-Income Bond Fund - Class 4	10,162	(2,414)	7,748	(1,733)
American Funds International Fund - Class 2	867,286	(843,371)	23,915	875,194
American Funds International Fund - Class 4	16,171	(16,083)	88	(11,437)
American Funds International Growth and Income Fund - Class 2	209,459	(147,888)	61,571	142,303
American Funds International Growth and Income Fund - Class 4	12,839	(8,304)	4,535	(3,629)
American Funds Managed Risk Asset Allocation Fund - Class P2	719,268	(827,971)	(108,703)	564,034
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2	582,563	(276,353)	306,210	195,543
American Funds Managed Risk Global Allocation PortfolioSM - Class P2	127,972	(224,916)	(96,944)	81,412
American Funds Managed Risk Growth and Income PortfolioSM - Class P2	515,516	(499,634)	15,882	268,724
American Funds Managed Risk Growth Fund - Class P2	51,654	(182,150)	(130,496)	287,277
American Funds Managed Risk Growth PortfolioSM - Class P2	482,291	(611,946)	(129,655)	494,973
American Funds Managed Risk Growth-Income Fund - Class P2	99,715	(153,530)	(53,815)	164,837
American Funds Managed Risk International Fund - Class P2	144,458	(124,407)	20,051	58,577
American Funds Mortgage Fund - Class 2	33,535	(28,485)	5,050	(11,400)
American Funds Mortgage Fund - Class 4	5,133	(3,100)	2,033	(327)
American Funds New World Fund® - Class 2	196,849	(370,323)	(173,474)	457,128
American Funds New World Fund® - Class 4	2,204	(5,790)	(3,586)	(2,375)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2	708,825	(683,592)	25,233	(400,596)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	15,154	(10,041)	5,113	(2,094)
American Funds Ultra-Short Bond Fund - Class 2	191,073	(256,863)	(65,790)	6,246
American Funds Ultra-Short Bond Fund - Class 4	1,403	(3,737)	(2,334)	1,490
LVIP American Balanced Allocation Fund - Service Class	620,093	(600,719)	19,374	464,847
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	1,200,427	(1,223,679)	(23,252)	925,021
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,414,197	(1,927,026)	(512,829)	1,319,663
LVIP American Growth Allocation Fund - Service Class	469,568	(496,094)	(26,526)	319,309
LVIP American Income Allocation Fund - Service Class	81,300	(74,495)	6,805	14,992
LVIP American Preservation Fund - Service Class	592,546	(636,699)	(44,153)	(117,416)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
American Funds Asset Allocation Fund - Class 2	$3,949,752	$6,261,905	$(11,440,743)	$(5,108,563)
American Funds Asset Allocation Fund - Class 4	259,181	306,615	(785,817)	(465,524)
American Funds Blue Chip Income and Growth Fund - Class 2	7,402,956	10,446,769	(19,631,691)	(8,939,061)
American Funds Blue Chip Income and Growth Fund - Class 4	70,187	68,755	(250,819)	(172,527)
American Funds Bond Fund - Class 2	98,192	(322,649)	(1,924,257)	(1,706,888)
American Funds Bond Fund - Class 4	3,454	(8,297)	(60,815)	(25,753)
American Funds Capital Income Builder® - Class 4	17,229	27,627	(824,836)	(696,557)
American Funds Global Balanced Fund - Class 2	63,694	223,099	(655,263)	(458,163)
American Funds Global Balanced Fund - Class 4	17,183	31,667	(150,791)	(122,895)
American Funds Global Bond Fund - Class 2	120,260	(406)	(1,193,656)	(1,055,932)
American Funds Global Bond Fund - Class 4	307	(692)	(3,142)	(2,598)
American Funds Global Growth and Income Fund - Class 2	3,137,047	4,881,002	(9,272,562)	(4,387,685)
American Funds Global Growth and Income Fund - Class 4	27,786	18,404	(70,032)	(50,615)
American Funds Global Growth Fund - Class 2	4,079,470	5,911,578	(10,952,643)	(5,601,079)
American Funds Global Growth Fund - Class 4	76,716	70,724	(247,675)	(188,515)
American Funds Global Growth PortfolioSM - Class 4	75,742	150,471	(569,666)	(428,700)
American Funds Global Small Capitalization Fund - Class 2	1,358,479	2,261,805	(4,997,146)	(3,181,306)
American Funds Global Small Capitalization Fund - Class 4	20,628	20,635	(166,943)	(155,635)
American Funds Growth and Income PortfolioSM - Class 4	159,898	201,142	(627,997)	(440,518)
American Funds Growth Fund - Class 2	16,488,106	23,129,604	(22,164,315)	(995,624)
American Funds Growth Fund - Class 4	526,327	528,143	(973,884)	(495,167)
American Funds Growth-Income Fund - Class 2	10,228,161	15,378,329	(18,324,704)	(3,288,844)
American Funds Growth-Income Fund - Class 4	92,329	89,376	(306,453)	(213,874)
American Funds High-Income Bond Fund - Class 2	—	(147,166)	(1,506,328)	(759,862)
American Funds High-Income Bond Fund - Class 4	—	(1,733)	(13,722)	(7,707)
American Funds International Fund - Class 2	2,469,564	3,344,758	(10,955,450)	(7,586,777)
American Funds International Fund - Class 4	66,613	55,176	(217,949)	(162,685)
American Funds International Growth and Income Fund - Class 2	—	142,303	(1,437,014)	(1,233,140)
American Funds International Growth and Income Fund - Class 4	—	(3,629)	(74,670)	(73,764)
American Funds Managed Risk Asset Allocation Fund - Class P2	2,077,964	2,641,998	(6,078,848)	(3,545,553)
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2	612,195	807,738	(2,790,664)	(1,676,716)
American Funds Managed Risk Global Allocation PortfolioSM - Class P2	163,062	244,474	(1,511,852)	(1,364,322)
American Funds Managed Risk Growth and Income PortfolioSM - Class P2	798,486	1,067,210	(3,175,436)	(2,092,344)
American Funds Managed Risk Growth Fund - Class P2	754,252	1,041,529	(1,240,262)	(329,229)
American Funds Managed Risk Growth PortfolioSM - Class P2	1,141,479	1,636,452	(3,858,750)	(2,351,953)
American Funds Managed Risk Growth-Income Fund - Class P2	412,316	577,153	(917,373)	(394,035)
American Funds Managed Risk International Fund - Class P2	40,154	98,731	(1,179,050)	(1,060,268)
American Funds Mortgage Fund - Class 2	—	(11,400)	(20,402)	(26,752)
American Funds Mortgage Fund - Class 4	—	(327)	(2,070)	(364)
American Funds New World Fund® - Class 2	645,506	1,102,634	(4,621,663)	(3,692,503)
American Funds New World Fund® - Class 4	17,752	15,377	(61,914)	(50,123)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2	—	(400,596)	(85,216)	(460,579)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	—	(2,094)	(144)	2,875
American Funds Ultra-Short Bond Fund - Class 2	—	6,246	23,578	(35,966)
American Funds Ultra-Short Bond Fund - Class 4	—	1,490	(265)	(1,109)
LVIP American Balanced Allocation Fund - Service Class	1,135,773	1,600,620	(3,794,800)	(2,174,806)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	1,407,951	2,332,972	(5,951,042)	(3,641,322)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	2,081,550	3,401,213	(9,778,911)	(6,890,527)
LVIP American Growth Allocation Fund - Service Class	1,112,821	1,432,130	(3,372,258)	(1,966,654)
LVIP American Income Allocation Fund - Service Class	76,104	91,096	(301,987)	(204,086)
LVIP American Preservation Fund - Service Class	—	(117,416)	(272,335)	(433,904)

Lincoln Life & Annuity Variable Annuity Account H

Statements of changes in net assets

Years Ended December 31, 2017 and 2018

	American Funds Asset Allocation Fund - Class 2 Subaccount	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 2 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount	American Funds Bond Fund - Class 2 Subaccount	American Funds Bond Fund - Class 4 Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$89,171,694	$—	$98,150,065	$—	$72,886,376	$—	$5,122,419
Changes From Operations:
• Net investment income (loss)	(26,355)	18,730	350,905	5,921	265,745	13,124	73,058
• Net realized gain (loss) on investments	10,535,956	111,083	9,308,528	296	1,059,538	(3)	38,970
• Net change in unrealized appreciation or depreciation on investments	2,089,987	138,550	4,258,264	32,813	168,772	(17,325)	552,800
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,599,588	268,363	13,917,697	39,030	1,494,055	(4,204)	664,828
Change From Unit Transactions:
• Net unit transactions	(6,350,808)	4,352,565	(11,357,293)	596,370	(752,972)	1,481,802	1,725,579
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,350,808)	4,352,565	(11,357,293)	596,370	(752,972)	1,481,802	1,725,579
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,248,780	4,620,928	2,560,404	635,400	741,083	1,477,598	2,390,407
NET ASSETS AT DECEMBER 31, 2017	95,420,474	4,620,928	100,710,469	635,400	73,627,459	1,477,598	7,512,826
Changes From Operations:
• Net investment income (loss)	70,275	13,678	245,861	9,537	540,018	43,359	100,652
• Net realized gain (loss) on investments	6,261,905	306,615	10,446,769	68,755	(322,649)	(8,297)	27,627
• Net change in unrealized appreciation or depreciation on investments	(11,440,743)	(785,817)	(19,631,691)	(250,819)	(1,924,257)	(60,815)	(824,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,108,563)	(465,524)	(8,939,061)	(172,527)	(1,706,888)	(25,753)	(696,557)
Change From Unit Transactions:
• Net unit transactions	(10,321,175)	2,465,616	(11,540,669)	982,422	(6,663,248)	2,722,511	886,637
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(10,321,175)	2,465,616	(11,540,669)	982,422	(6,663,248)	2,722,511	886,637
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,429,738)	2,000,092	(20,479,730)	809,895	(8,370,136)	2,696,758	190,080
NET ASSETS AT DECEMBER 31, 2018	$79,990,736	$6,621,020	$80,230,739	$1,445,295	$65,257,323	$4,174,356	$7,702,906

See accompanying notes.

	American Funds Global Balanced Fund - Class 2 Subaccount	American Funds Global Balanced Fund - Class 4 Subaccount	American Funds Global Bond Fund - Class 2 Subaccount	American Funds Global Bond Fund - Class 4 Subaccount	American Funds Global Growth and Income Fund - Class 2 Subaccount	American Funds Global Growth and Income Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$4,501,182	$—	$32,760,542	$—	$40,947,011	$—
Changes From Operations:
• Net investment income (loss)	(29,677)	(960)	(420,137)	5	224,531	2,857
• Net realized gain (loss) on investments	237,670	32,271	133,944	(61)	3,424,617	110
• Net change in unrealized appreciation or depreciation on investments	606,137	52,236	1,955,373	(63)	5,649,908	6,071
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	814,130	83,547	1,669,180	(119)	9,299,056	9,038
Change From Unit Transactions:
• Net unit transactions	144,607	837,914	744,553	46,741	(5,892,591)	245,830
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	144,607	837,914	744,553	46,741	(5,892,591)	245,830
TOTAL INCREASE (DECREASE) IN NET ASSETS	958,737	921,461	2,413,733	46,622	3,406,465	254,868
NET ASSETS AT DECEMBER 31, 2017	5,459,919	921,461	35,174,275	46,622	44,353,476	254,868
Changes From Operations:
• Net investment income (loss)	(25,999)	(3,771)	138,130	1,236	3,875	1,013
• Net realized gain (loss) on investments	223,099	31,667	(406)	(692)	4,881,002	18,404
• Net change in unrealized appreciation or depreciation on investments	(655,263)	(150,791)	(1,193,656)	(3,142)	(9,272,562)	(70,032)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(458,163)	(122,895)	(1,055,932)	(2,598)	(4,387,685)	(50,615)
Change From Unit Transactions:
• Net unit transactions	164,525	590,640	(3,332,115)	96,240	(4,462,318)	183,275
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	164,525	590,640	(3,332,115)	96,240	(4,462,318)	183,275
TOTAL INCREASE (DECREASE) IN NET ASSETS	(293,638)	467,745	(4,388,047)	93,642	(8,850,003)	132,660
NET ASSETS AT DECEMBER 31, 2018	$5,166,281	$1,389,206	$30,786,228	$140,264	$35,503,473	$387,528

Lincoln Life & Annuity Variable Annuity Account H

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount	American Funds Global Growth PortfolioSM - Class 4 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth and Income PortfolioSM - Class 4 Subaccount	American Funds Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$56,354,862	$—	$629,811	$28,527,446	$—	$2,040,557	$153,336,171
Changes From Operations:
• Net investment income (loss)	(584,874)	(7)	(13,392)	(347,518)	(1,014)	(12,945)	(1,810,678)
• Net realized gain (loss) on investments	5,372,185	7,535	67,168	689,765	16	126,796	24,362,725
• Net change in unrealized appreciation or depreciation on investments	10,677,957	31,797	398,396	6,094,821	15,528	369,326	15,025,986
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,465,268	39,325	452,172	6,437,068	14,530	483,177	37,578,033
Change From Unit Transactions:
• Net unit transactions	(10,732,369)	824,080	2,271,771	(3,894,062)	221,676	2,712,970	(25,125,203)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(10,732,369)	824,080	2,271,771	(3,894,062)	221,676	2,712,970	(25,125,203)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,732,899	863,405	2,723,943	2,543,006	236,206	3,196,147	12,452,830
NET ASSETS AT DECEMBER 31, 2017	61,087,761	863,405	3,353,754	31,070,452	236,206	5,236,704	165,789,001
Changes From Operations:
• Net investment income (loss)	(560,014)	(11,564)	(9,505)	(445,965)	(9,327)	(13,663)	(1,960,913)
• Net realized gain (loss) on investments	5,911,578	70,724	150,471	2,261,805	20,635	201,142	23,129,604
• Net change in unrealized appreciation or depreciation on investments	(10,952,643)	(247,675)	(569,666)	(4,997,146)	(166,943)	(627,997)	(22,164,315)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,601,079)	(188,515)	(428,700)	(3,181,306)	(155,635)	(440,518)	(995,624)
Change From Unit Transactions:
• Net unit transactions	(6,323,542)	721,054	498,056	(3,968,674)	875,410	2,647,520	(23,073,386)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,323,542)	721,054	498,056	(3,968,674)	875,410	2,647,520	(23,073,386)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,924,621)	532,539	69,356	(7,149,980)	719,775	2,207,002	(24,069,010)
NET ASSETS AT DECEMBER 31, 2018	$49,163,140	$1,395,944	$3,423,110	$23,920,472	$955,981	$7,443,706	$141,719,991

See accompanying notes.

	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 2 Subaccount	American Funds High-Income Bond Fund - Class 4 Subaccount	American Funds International Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$145,181,373	$—	$22,888,533	$—	$49,528,102
Changes From Operations:
• Net investment income (loss)	(2,882)	(334,262)	3,753	1,123,090	8,216	(213,570)
• Net realized gain (loss) on investments	2,078	16,744,759	2,813	(120,433)	(191)	2,067,997
• Net change in unrealized appreciation or depreciation on investments	81,307	11,557,331	42,298	159,324	(7,673)	12,203,179
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,503	27,967,828	48,864	1,161,981	352	14,057,606
Change From Unit Transactions:
• Net unit transactions	1,428,584	(20,098,223)	842,358	(1,727,434)	177,203	(7,985,400)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,428,584	(20,098,223)	842,358	(1,727,434)	177,203	(7,985,400)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,509,087	7,869,605	891,222	(565,453)	177,555	6,072,206
NET ASSETS AT DECEMBER 31, 2017	1,509,087	153,050,978	891,222	22,323,080	177,555	55,600,308
Changes From Operations:
• Net investment income (loss)	(49,426)	(342,469)	3,203	893,632	7,748	23,915
• Net realized gain (loss) on investments	528,143	15,378,329	89,376	(147,166)	(1,733)	3,344,758
• Net change in unrealized appreciation or depreciation on investments	(973,884)	(18,324,704)	(306,453)	(1,506,328)	(13,722)	(10,955,450)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(495,167)	(3,288,844)	(213,874)	(759,862)	(7,707)	(7,586,777)
Change From Unit Transactions:
• Net unit transactions	5,283,624	(22,913,884)	2,034,646	(2,747,040)	13,057	(3,564,949)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,283,624	(22,913,884)	2,034,646	(2,747,040)	13,057	(3,564,949)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,788,457	(26,202,728)	1,820,772	(3,506,902)	5,350	(11,151,726)
NET ASSETS AT DECEMBER 31, 2018	$6,297,544	$126,848,250	$2,711,994	$18,816,178	$182,905	$44,448,582

Lincoln Life & Annuity Variable Annuity Account H

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 2 Subaccount	American Funds International Growth and Income Fund - Class 4 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2 Subaccount	American Funds Managed Risk Global Allocation PortfolioSM - Class P2 Subaccount	American Funds Managed Risk Growth and Income PortfolioSM - Class P2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$9,622,879	$—	$40,367,545	$14,523,442	$7,165,445	$17,870,087
Changes From Operations:
• Net investment income (loss)	4,105	61,800	6,931	(382,994)	(15,345)	(85,459)	(87,622)
• Net realized gain (loss) on investments	630	163,803	73	892,136	456,642	113,795	225,249
• Net change in unrealized appreciation or depreciation on investments	63,571	1,876,175	13,423	5,330,604	1,699,714	1,298,631	3,145,660
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,306	2,101,778	20,427	5,839,746	2,141,011	1,326,967	3,283,287
Change From Unit Transactions:
• Net unit transactions	997,699	(1,460,079)	531,672	6,849,782	2,172,383	2,561,660	8,685,407
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	997,699	(1,460,079)	531,672	6,849,782	2,172,383	2,561,660	8,685,407
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,066,005	641,699	552,099	12,689,528	4,313,394	3,888,627	11,968,694
NET ASSETS AT DECEMBER 31, 2017	1,066,005	10,264,578	552,099	53,057,073	18,836,836	11,054,072	29,838,781
Changes From Operations:
• Net investment income (loss)	88	61,571	4,535	(108,703)	306,210	(96,944)	15,882
• Net realized gain (loss) on investments	55,176	142,303	(3,629)	2,641,998	807,738	244,474	1,067,210
• Net change in unrealized appreciation or depreciation on investments	(217,949)	(1,437,014)	(74,670)	(6,078,848)	(2,790,664)	(1,511,852)	(3,175,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(162,685)	(1,233,140)	(73,764)	(3,545,553)	(1,676,716)	(1,364,322)	(2,092,344)
Change From Unit Transactions:
• Net unit transactions	35,142	(658,244)	116,470	3,049,078	220,191	5,134,800	4,736,049
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,142	(658,244)	116,470	3,049,078	220,191	5,134,800	4,736,049
TOTAL INCREASE (DECREASE) IN NET ASSETS	(127,543)	(1,891,384)	42,706	(496,475)	(1,456,525)	3,770,478	2,643,705
NET ASSETS AT DECEMBER 31, 2018	$938,462	$8,373,194	$594,805	$52,560,598	$17,380,311	$14,824,550	$32,482,486

See accompanying notes.

	American Funds Managed Risk Growth Fund - Class P2 Subaccount	American Funds Managed Risk Growth PortfolioSM - Class P2 Subaccount	American Funds Managed Risk Growth-Income Fund - Class P2 Subaccount	American Funds Managed Risk International Fund - Class P2 Subaccount	American Funds Mortgage Fund - Class 2 Subaccount	American Funds Mortgage Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$8,618,922	$25,276,012	$7,461,953	$5,514,456	$2,188,925	$—
Changes From Operations:
• Net investment income (loss)	(114,494)	(209,039)	(51,770)	(52,806)	(3,780)	569
• Net realized gain (loss) on investments	266,939	1,056,079	422,480	138,421	9,837	(79)
• Net change in unrealized appreciation or depreciation on investments	1,819,997	3,849,785	1,008,744	1,424,088	(12,440)	(1,610)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,972,442	4,696,825	1,379,454	1,509,703	(6,383)	(1,120)
Change From Unit Transactions:
• Net unit transactions	(219,899)	6,883,012	353,444	103,504	(245,525)	118,622
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(219,899)	6,883,012	353,444	103,504	(245,525)	118,622
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,752,543	11,579,837	1,732,898	1,613,207	(251,908)	117,502
NET ASSETS AT DECEMBER 31, 2017	10,371,465	36,855,849	9,194,851	7,127,663	1,937,017	117,502
Changes From Operations:
• Net investment income (loss)	(130,496)	(129,655)	(53,815)	20,051	5,050	2,033
• Net realized gain (loss) on investments	1,041,529	1,636,452	577,153	98,731	(11,400)	(327)
• Net change in unrealized appreciation or depreciation on investments	(1,240,262)	(3,858,750)	(917,373)	(1,179,050)	(20,402)	(2,070)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(329,229)	(2,351,953)	(394,035)	(1,060,268)	(26,752)	(364)
Change From Unit Transactions:
• Net unit transactions	2,088,215	5,216,741	1,010,343	1,916,909	(228,110)	181,024
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,088,215	5,216,741	1,010,343	1,916,909	(228,110)	181,024
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,758,986	2,864,788	616,308	856,641	(254,862)	180,660
NET ASSETS AT DECEMBER 31, 2018	$12,130,451	$39,720,637	$9,811,159	$7,984,304	$1,682,155	$298,162

Lincoln Life & Annuity Variable Annuity Account H

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds New World Fund® - Class 2 Subaccount	American Funds New World Fund® - Class 4 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 2 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 4 Subaccount	American Funds Ultra-Short Bond Fund - Class 2 Subaccount	American Funds Ultra-Short Bond Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$23,955,270	$—	$43,395,588	$—	$16,656,118	$—
Changes From Operations:
• Net investment income (loss)	(171,995)	858	(156,478)	826	(216,437)	(35)
• Net realized gain (loss) on investments	736,586	120	(163,911)	292	(55,267)	—
• Net change in unrealized appreciation or depreciation on investments	5,507,699	43,131	293,839	(3,913)	84,078	(1)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,072,290	44,109	(26,550)	(2,795)	(187,626)	(36)
Change From Unit Transactions:
• Net unit transactions	(4,506,655)	614,034	(795,314)	480,381	147,824	13,073
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,506,655)	614,034	(795,314)	480,381	147,824	13,073
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,565,635	658,143	(821,864)	477,586	(39,802)	13,037
NET ASSETS AT DECEMBER 31, 2017	25,520,905	658,143	42,573,724	477,586	16,616,316	13,037
Changes From Operations:
• Net investment income (loss)	(173,474)	(3,586)	25,233	5,113	(65,790)	(2,334)
• Net realized gain (loss) on investments	1,102,634	15,377	(400,596)	(2,094)	6,246	1,490
• Net change in unrealized appreciation or depreciation on investments	(4,621,663)	(61,914)	(85,216)	(144)	23,578	(265)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,692,503)	(50,123)	(460,579)	2,875	(35,966)	(1,109)
Change From Unit Transactions:
• Net unit transactions	(1,879,061)	(430,298)	(3,230,570)	620,359	504,678	151,169
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,879,061)	(430,298)	(3,230,570)	620,359	504,678	151,169
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,571,564)	(480,421)	(3,691,149)	623,234	468,712	150,060
NET ASSETS AT DECEMBER 31, 2018	$19,949,341	$177,722	$38,882,575	$1,100,820	$17,085,028	$163,097
See accompanying notes.

	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Income Allocation Fund - Service Class Subaccount	LVIP American Preservation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$35,847,158	$82,357,618	$125,366,667	$25,446,161	$4,994,104	$35,042,601
Changes From Operations:
• Net investment income (loss)	89,561	172,441	(283,165)	(46,570)	17,428	(121,857)
• Net realized gain (loss) on investments	1,283,968	941,807	1,960,893	1,305,142	66,122	(33,201)
• Net change in unrealized appreciation or depreciation on investments	2,948,081	6,779,206	15,558,229	2,488,242	293,213	40,332
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,321,610	7,893,454	17,235,957	3,746,814	376,763	(114,726)
Change From Unit Transactions:
• Net unit transactions	(2,199,605)	(6,483,684)	(15,925,505)	(1,237,196)	(527,230)	4,852,319
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,199,605)	(6,483,684)	(15,925,505)	(1,237,196)	(527,230)	4,852,319
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,122,005	1,409,770	1,310,452	2,509,618	(150,467)	4,737,593
NET ASSETS AT DECEMBER 31, 2017	37,969,163	83,767,388	126,677,119	27,955,779	4,843,637	39,780,194
Changes From Operations:
• Net investment income (loss)	19,374	(23,252)	(512,829)	(26,526)	6,805	(44,153)
• Net realized gain (loss) on investments	1,600,620	2,332,972	3,401,213	1,432,130	91,096	(117,416)
• Net change in unrealized appreciation or depreciation on investments	(3,794,800)	(5,951,042)	(9,778,911)	(3,372,258)	(301,987)	(272,335)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,174,806)	(3,641,322)	(6,890,527)	(1,966,654)	(204,086)	(433,904)
Change From Unit Transactions:
• Net unit transactions	(1,393,057)	(9,788,745)	(7,919,316)	(10,373)	(437,254)	295,319
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,393,057)	(9,788,745)	(7,919,316)	(10,373)	(437,254)	295,319
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,567,863)	(13,430,067)	(14,809,843)	(1,977,027)	(641,340)	(138,585)
NET ASSETS AT DECEMBER 31, 2018	$34,401,300	$70,337,321	$111,867,276	$25,978,752	$4,202,297	$39,641,609

Lincoln Life & Annuity Variable Annuity
Account H

Notes to financial statements

December 31, 2018

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life & Annuity Variable Annuity Account H (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 1, 2000, are part of the operations of the Company. The Variable Account consists of eighteen products as follows:

• American Legacy III
• American Legacy III (B Class)
• American Legacy III C Share
• American Legacy III Plus
• American Legacy III View
• American Legacy Shareholder's Advantage
• American Legacy Shareholder's Advantage Fee-Based
• American Legacy Shareholder's Advantage (A Class)
• American Legacy Design 1	• American Legacy Design 2
• American Legacy Design 3
• American Legacy Signature 1
• American Legacy Signature 2
• American Legacy Fusion
• American Legacy Series B Share
• American Legacy Series C Share
• American Legacy Series L Share
• American Legacy Advisory

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material)

reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of fifty-one mutual funds (the Funds) of three open-ended management investment companies, each Fund with its own investment objective. The Funds are:

American Funds Insurance Series® - Portfolio SeriesSM:

American Funds Global Growth PortfolioSM - Class 4

American Funds Growth and Income PortfolioSM - Class 4

American Funds Managed Risk Global Allocation PortfolioSM - Class P2

American Funds Managed Risk Growth and Income PortfolioSM - Class P2

American Funds Managed Risk Growth PortfolioSM - Class P2

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 2

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 2

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 2

American Funds Bond Fund - Class 4

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 2

American Funds Global Balanced Fund - Class 4

American Funds Global Bond Fund - Class 2

American Funds Global Bond Fund - Class 4

American Funds Global Growth and Income Fund - Class 2

American Funds Global Growth and Income Fund - Class 4

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 2

American Funds High-Income Bond Fund - Class 4

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 2

American Funds International Growth and Income Fund - Class 4

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2

Lincoln Life & Annuity Variable Annuity
Account H

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds Managed Risk Growth Fund - Class P2

American Funds Managed Risk Growth-Income Fund - Class P2

American Funds Managed Risk International Fund - Class P2

American Funds Mortgage Fund - Class 2

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 2

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 2

American Funds U.S. Government/AAA-Rated Securities Fund - Class 4

American Funds Ultra-Short Bond Fund - Class 2

American Funds Ultra-Short Bond Fund - Class 4

Lincoln Variable Insurance Products Trust*:

LVIP American Balanced Allocation Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Growth Allocation Fund - Service Class

LVIP American Income Allocation Fund - Service Class

LVIP American Preservation Fund - Service Class

*  Denotes an affiliate of the Company.

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2018. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2017, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2017, the 2017 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2017:

American Funds Blue Chip Income and Growth Fund - Class 4	American Funds Growth-Income Fund - Class 4
American Funds Bond Fund - Class 4	American Funds High-Income Bond Fund - Class 4
American Funds Global Bond Fund - Class 4	American Funds International Fund - Class 4
American Funds Global Growth and Income Fund - Class 4	American Funds International Growth and Income Fund - Class 4
American Funds Global Growth Fund - Class 4	American Funds Mortgage Fund - Class 4
American Funds Global Small Capitalization Fund - Class 4	American Funds New World Fund® - Class 4
American Funds Growth Fund - Class 4	American Funds Ultra-Short Bond Fund - Class 4

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the eighteen contract types within the Variable Account:

•  American Legacy III at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  American Legacy III (B Class) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  American Legacy III C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  American Legacy III Plus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis)

•  American Legacy III View at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  American Legacy Shareholder's Advantage at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis)

•  American Legacy Shareholder's Advantage Fee-Based issued prior to 5/22/17 at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis) For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis)

•  American Legacy Shareholder's Advantage (A Class) at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)

•  American Legacy Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis)

•  American Legacy Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  American Legacy Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  American Legacy Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  American Legacy Signature 2 at a daily rate of .0038536% to .0094521% (1.40% to 3.45% on an annual basis)

•  American Legacy Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis)

•  American Legacy Series B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  American Legacy Series C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  American Legacy Series L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  American Legacy Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis)

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2018 and 2017 were $7,963,510 and $7,901,177, respectively.

For the Shareholder's Advantage product, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the years ended December 31, 2018 and 2017, sales charges were $7,357 and $19,059, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2018, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Asset Allocation Fund - Class 2
	2018		0.60%	3.20%	$2.20	$26.32	12,471,179	$79,990,736	-7.61%	-5.18%	1.60%
	2017		0.60%	3.20%	2.35	27.88	13,982,740	95,420,474	12.57%	15.54%	1.51%
	2016		0.60%	3.20%	2.06	24.24	14,780,259	89,171,694	5.96%	8.76%	1.45%
	2015		0.60%	3.20%	1.92	22.39	16,907,394	89,627,961	-1.55%	0.79%	1.59%
	2014		0.60%	2.95%	1.93	22.31	18,829,380	99,364,379	2.33%	4.77%	1.43%
American Funds Asset Allocation Fund - Class 4
	2018		1.15%	3.05%	10.69	11.04	603,804	6,621,020	-7.32%	-5.92%	1.65%
	2017	1/26/17	1.15%	2.65%	11.53	11.73	394,745	4,620,928	1.99%	11.50%	1.95%
American Funds Blue Chip Income and Growth Fund - Class 2
	2018		0.60%	3.45%	1.96	28.96	10,906,362	80,230,739	-11.49%	-9.20%	1.85%
	2017		0.60%	3.15%	2.18	32.04	12,260,926	100,710,469	13.41%	16.34%	1.95%
	2016		0.60%	3.15%	1.89	27.66	13,562,948	98,150,065	15.03%	17.99%	1.81%
	2015		0.60%	3.15%	1.62	23.55	15,535,209	94,713,212	-5.94%	-3.51%	1.87%
	2014		0.60%	3.15%	1.70	24.52	17,176,933	108,305,514	11.78%	14.67%	3.00%
American Funds Blue Chip Income and Growth Fund - Class 4
	2018		1.15%	2.90%	9.78	10.02	145,193	1,445,295	-11.30%	-9.96%	2.38%
	2017	6/14/17	1.15%	2.65%	11.02	11.13	57,197	635,400	0.91%	11.51%	2.80%
American Funds Bond Fund - Class 2
	2018		0.60%	3.45%	1.40	14.03	11,152,926	65,257,323	-3.84%	-1.31%	2.33%
	2017		0.60%	3.20%	1.44	14.28	12,420,490	73,627,459	0.40%	3.04%	1.92%
	2016		0.60%	3.20%	1.41	13.92	12,662,084	72,886,376	-0.30%	2.33%	1.51%
	2015		0.60%	3.20%	1.39	13.66	13,833,881	77,724,887	-2.84%	-0.33%	1.62%
	2014		0.60%	3.15%	1.41	13.77	15,280,547	86,273,625	2.01%	4.65%	1.89%
American Funds Bond Fund - Class 4
	2018		0.85%	3.05%	9.65	9.89	424,705	4,174,356	-3.48%	-2.02%	3.10%
	2017	7/5/17	1.15%	2.65%	10.00	10.09	146,763	1,477,598	-0.88%	0.43%	3.18%
American Funds Capital Income Builder® - Class 4
	2018		0.60%	3.20%	9.12	10.30	778,266	7,702,906	-10.17%	-7.80%	2.73%
	2017		0.60%	3.20%	10.16	11.17	693,972	7,512,826	9.10%	11.99%	2.57%
	2016		0.60%	3.20%	9.31	9.97	526,496	5,122,419	0.52%	3.19%	2.77%
	2015		0.60%	3.20%	9.38	9.63	388,028	3,700,667	-4.12%	-2.62%	2.67%
	2014	5/30/14	0.85%	2.40%	9.79	9.89	164,090	1,615,483	-2.88%	0.86%	1.86%
American Funds Global Balanced Fund - Class 2
	2018		0.65%	3.25%	10.77	13.87	410,175	5,166,281	-9.01%	-6.62%	1.22%
	2017		0.65%	3.25%	12.60	14.88	394,299	5,459,919	16.10%	18.80%	0.92%
	2016		0.65%	2.95%	10.86	12.55	381,839	4,501,182	1.44%	3.80%	1.06%
	2015		0.65%	2.95%	10.70	12.12	436,313	4,992,176	-3.83%	-1.59%	0.95%
	2014		0.65%	2.95%	11.13	12.10	510,866	5,987,133	-1.33%	0.97%	1.28%
American Funds Global Balanced Fund - Class 4
	2018		1.15%	2.65%	10.74	10.86	128,904	1,389,206	-7.89%	-7.38%	1.23%
	2017	2/17/17	1.15%	1.70%	11.65	11.73	78,893	921,461	11.54%	13.70%	1.12%
American Funds Global Bond Fund - Class 2
	2018		0.60%	3.45%	8.73	13.98	2,505,230	30,786,228	-4.39%	-1.92%	2.01%
	2017		0.60%	3.15%	9.13	14.26	2,774,862	35,174,275	3.54%	6.22%	0.36%
	2016		0.60%	3.15%	8.82	13.42	2,719,965	32,760,542	-0.47%	2.10%	0.52%
	2015		0.60%	3.15%	8.86	13.15	2,851,365	33,918,224	-7.04%	-4.64%	0.05%
	2014		0.60%	3.15%	9.53	13.79	3,047,841	38,387,220	-1.75%	0.78%	1.23%
American Funds Global Bond Fund - Class 4
	2018		1.15%	1.70%	9.88	9.97	14,155	140,264	-3.27%	-2.66%	2.76%
	2017	8/17/17	1.15%	1.70%	10.21	10.24	4,558	46,622	-1.32%	0.12%	0.54%

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth and Income Fund - Class 2
	2018		0.60%	3.45%	$14.40	$19.29	2,076,071	$35,503,473	-12.26%	-10.17%	1.55%
	2017		0.60%	2.95%	16.38	21.98	2,307,945	44,353,476	22.44%	25.31%	2.06%
	2016		0.60%	2.95%	13.36	17.95	2,643,449	40,947,011	4.23%	6.70%	1.64%
	2015		0.60%	2.95%	12.79	17.23	2,915,507	42,685,119	-4.21%	-1.93%	1.87%
	2014		0.60%	2.95%	13.32	17.98	3,160,456	47,611,173	2.57%	5.01%	3.42%
American Funds Global Growth and Income Fund - Class 4
	2018		0.85%	2.90%	9.72	9.96	39,103	387,528	-12.25%	-10.92%	1.75%
	2017	7/27/17	1.15%	2.65%	11.08	11.18	22,838	254,868	0.73%	5.98%	2.55%
American Funds Global Growth Fund - Class 2
	2018		0.60%	3.45%	1.88	32.09	5,722,912	49,163,140	-11.87%	-9.59%	0.65%
	2017		0.60%	3.15%	2.10	35.94	6,429,328	61,087,761	27.40%	30.68%	0.63%
	2016		0.60%	3.15%	1.62	27.84	7,372,910	56,354,862	-2.50%	0.02%	0.82%
	2015		0.60%	3.15%	1.63	28.19	8,236,362	62,841,435	3.62%	6.30%	0.98%
	2014		0.60%	3.15%	1.55	26.85	9,426,943	67,976,569	-0.86%	1.70%	1.13%
American Funds Global Growth Fund - Class 4
	2018		1.15%	3.05%	9.81	10.06	140,074	1,395,944	-11.61%	-10.26%	0.62%
	2017	7/24/17	1.15%	2.65%	11.10	11.21	77,217	863,405	0.52%	6.78%	0.62%
American Funds Global Growth PortfolioSM - Class 4
	2018		0.72%	3.45%	10.58	11.05	318,033	3,423,110	-11.47%	-10.41%	1.05%
	2017		0.72%	1.90%	11.95	12.14	275,043	3,353,754	25.70%	26.46%	0.51%
	2016		1.30%	1.90%	9.51	9.60	65,797	629,811	2.46%	3.07%	0.48%
	2015	7/1/15	1.30%	1.90%	9.28	9.32	52,706	490,290	-6.06%	1.69%	0.00%
American Funds Global Small Capitalization Fund - Class 2
	2018		0.60%	3.00%	1.78	30.83	2,617,744	23,920,472	-13.19%	-11.08%	0.08%
	2017		0.60%	3.00%	2.02	35.22	3,025,726	31,070,452	22.18%	25.14%	0.43%
	2016		0.60%	3.00%	1.62	28.58	3,501,348	28,527,446	-0.87%	1.49%	0.22%
	2015		0.60%	2.95%	1.61	28.60	3,841,890	31,011,478	-2.65%	-0.33%	0.00%
	2014		0.60%	2.95%	1.63	30.19	4,376,225	35,504,602	-0.85%	1.51%	0.12%
American Funds Global Small Capitalization Fund - Class 4
	2018		1.30%	1.70%	9.86	9.90	96,706	955,981	-12.18%	-11.96%	0.02%
	2017	6/14/17	1.30%	1.55%	11.23	11.25	21,015	236,206	7.25%	10.16%	0.07%
American Funds Growth and Income PortfolioSM - Class 4
	2018		0.72%	3.25%	10.12	11.04	694,510	7,443,706	-6.60%	-4.33%	1.46%
	2017		0.85%	3.25%	10.92	11.43	464,539	5,236,704	12.08%	14.00%	1.36%
	2016		1.25%	2.95%	9.92	10.02	204,317	2,040,557	4.40%	5.09%	0.76%
	2015	6/25/15	1.25%	1.90%	9.50	9.54	82,626	786,788	-4.33%	0.81%	0.07%
American Funds Growth Fund - Class 2
	2018		0.60%	3.45%	2.02	37.71	15,041,722	141,719,991	-3.34%	-0.84%	0.42%
	2017		0.60%	3.15%	2.06	38.22	17,181,627	165,789,001	24.33%	27.52%	0.49%
	2016		0.60%	3.15%	1.63	30.11	19,968,591	153,336,171	6.09%	8.83%	0.70%
	2015		0.60%	3.15%	1.51	27.80	22,552,992	161,050,849	3.55%	6.22%	0.58%
	2014		0.60%	3.15%	1.44	26.29	24,797,447	172,575,935	5.15%	7.86%	0.78%
American Funds Growth Fund - Class 4
	2018		0.85%	3.05%	10.71	10.98	576,192	6,297,544	-3.11%	-1.65%	0.35%
	2017	6/14/17	1.15%	2.65%	11.06	11.16	135,502	1,509,087	0.14%	9.94%	0.50%
American Funds Growth-Income Fund - Class 2
	2018		0.60%	3.45%	2.56	31.35	14,739,222	126,848,250	-4.83%	-2.37%	1.34%
	2017		0.60%	3.15%	2.65	32.26	17,159,274	153,050,978	18.59%	21.65%	1.35%
	2016		0.60%	3.15%	2.20	26.63	19,624,364	145,181,373	8.06%	10.85%	1.33%
	2015		0.60%	3.15%	2.01	24.13	22,094,908	147,629,031	-1.69%	0.85%	1.26%
	2014		0.60%	3.15%	2.01	24.04	25,235,532	165,069,126	7.21%	9.97%	1.26%
American Funds Growth-Income Fund - Class 4
	2018		1.15%	3.05%	10.56	10.82	252,842	2,711,994	-4.62%	-3.20%	1.77%
	2017	6/23/17	1.15%	2.65%	11.07	11.18	80,012	891,222	0.48%	9.84%	1.59%

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds High-Income Bond Fund - Class 2
	2018		0.60%	3.45%	$2.07	$18.33	2,670,191	$18,816,178	-5.42%	-2.92%	5.81%
	2017		0.60%	3.20%	2.16	19.12	2,962,673	22,323,080	3.52%	6.25%	6.51%
	2016		0.60%	3.20%	2.06	18.23	3,202,632	22,888,533	13.99%	16.99%	5.48%
	2015		0.60%	3.20%	1.78	15.77	3,504,616	21,691,336	-9.99%	-7.85%	5.31%
	2014		0.60%	2.95%	1.96	17.33	4,125,658	27,956,838	-2.29%	0.03%	5.40%
American Funds High-Income Bond Fund - Class 4
	2018		1.15%	1.70%	9.71	9.79	18,725	182,905	-4.28%	-3.79%	5.65%
	2017	6/26/17	1.15%	1.70%	10.14	10.18	17,459	177,555	-0.13%	1.75%	16.00%
American Funds International Fund - Class 2
	2018		0.60%	3.45%	1.24	25.01	6,404,767	44,448,582	-15.87%	-13.65%	1.67%
	2017		0.60%	3.20%	1.45	29.33	6,918,670	55,600,308	27.99%	31.35%	1.22%
	2016		0.60%	3.20%	1.11	22.61	7,906,280	49,528,102	0.27%	2.91%	1.24%
	2015		0.60%	3.20%	1.09	22.24	8,753,153	54,117,870	-7.49%	-5.10%	1.46%
	2014		0.60%	3.15%	1.16	23.73	9,730,285	63,055,859	-5.67%	-3.24%	1.34%
American Funds International Fund - Class 4
	2018		0.85%	2.90%	9.39	9.62	98,096	938,462	-15.67%	-14.39%	1.47%
	2017	6/12/17	1.15%	2.65%	11.14	11.24	94,974	1,066,005	1.66%	10.96%	1.33%
American Funds International Growth and Income Fund - Class 2
	2018		0.60%	2.95%	11.55	20.07	465,882	8,373,194	-13.81%	-11.76%	2.16%
	2017		0.60%	2.95%	13.39	22.75	498,091	10,264,578	21.39%	24.28%	2.13%
	2016		0.60%	2.95%	11.02	18.30	573,363	9,622,879	-1.51%	0.83%	2.37%
	2015		0.60%	2.95%	11.19	18.15	579,055	9,701,156	-8.35%	-6.17%	2.17%
	2014		0.60%	2.95%	12.20	19.35	534,042	9,657,788	-5.97%	-3.73%	2.91%
American Funds International Growth and Income Fund - Class 4
	2018		1.30%	1.95%	9.46	9.53	62,722	594,805	-12.95%	-12.60%	2.29%
	2017	6/14/17	1.30%	1.70%	10.87	10.90	50,679	552,099	3.35%	7.33%	2.50%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2018		0.60%	3.05%	12.20	14.18	3,921,830	52,560,598	-7.75%	-5.46%	1.34%
	2017		0.60%	3.05%	13.30	15.00	3,715,028	53,057,073	11.47%	14.12%	0.77%
	2016		0.60%	2.95%	11.93	13.15	3,196,170	40,367,545	4.16%	6.63%	1.20%
	2015		0.60%	2.95%	11.47	12.33	1,789,966	21,384,826	-3.90%	-1.66%	1.51%
	2014		0.60%	2.90%	11.94	12.54	1,301,350	15,950,575	-0.03%	2.29%	0.07%
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2
	2018		0.90%	3.25%	11.09	12.62	1,425,509	17,380,311	-10.29%	-8.21%	3.19%
	2017		0.90%	3.20%	12.36	13.75	1,409,703	18,836,836	11.41%	14.00%	1.43%
	2016		0.90%	3.20%	11.10	12.06	1,231,189	14,523,442	9.82%	12.38%	1.60%
	2015		0.90%	3.20%	10.20	10.64	622,302	6,572,243	-10.03%	-8.58%	0.47%
	2014		1.25%	2.85%	11.33	11.64	235,342	2,725,020	5.07%	6.76%	3.96%
American Funds Managed Risk Global Allocation PortfolioSM - Class P2
	2018		0.75%	3.25%	9.30	10.17	1,501,945	14,824,550	-9.88%	-7.64%	0.93%
	2017		0.80%	3.25%	10.39	10.92	1,025,650	11,054,072	15.51%	17.73%	0.68%
	2016		1.10%	3.00%	8.99	9.27	779,250	7,165,445	-1.91%	-0.07%	0.00%
	2015	6/1/15	1.15%	3.00%	9.17	9.28	504,804	4,671,805	-7.29%	-0.06%	1.53%
American Funds Managed Risk Growth and Income PortfolioSM - Class P2
	2018		0.75%	3.35%	9.74	10.57	3,161,015	32,482,486	-7.59%	-5.48%	1.61%
	2017		0.80%	3.05%	10.55	11.18	2,723,061	29,838,781	13.11%	15.62%	1.21%
	2016		0.80%	3.00%	9.33	9.67	1,869,740	17,870,087	0.63%	2.87%	0.32%
	2015	5/20/15	0.80%	3.00%	9.27	9.40	814,144	7,612,523	-7.04%	-0.34%	1.53%
American Funds Managed Risk Growth Fund - Class P2
	2018		1.15%	3.25%	12.45	13.78	899,044	12,130,451	-3.27%	-1.51%	0.43%
	2017		1.15%	2.95%	12.87	13.99	754,080	10,371,465	22.33%	24.55%	0.29%
	2016		1.15%	2.95%	10.52	11.23	778,086	8,618,922	-0.46%	1.34%	0.17%
	2015		0.65%	2.95%	10.60	11.06	622,556	6,838,849	-2.13%	-0.55%	0.00%
	2014		1.25%	2.85%	10.83	11.12	188,106	2,082,022	-1.09%	0.51%	1.56%

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Managed Risk Growth PortfolioSM - Class P2
	2018		0.75%	3.05%	$9.97	$10.83	3,769,824	$39,720,637	-6.87%	-4.75%	1.22%
	2017		0.80%	3.05%	10.72	11.36	3,308,912	36,855,849	14.51%	17.06%	0.90%
	2016		0.80%	3.00%	9.36	9.71	2,634,416	25,276,012	0.90%	3.14%	0.04%
	2015	5/20/15	0.80%	3.00%	9.28	9.41	1,166,067	10,924,763	-7.21%	-0.38%	1.84%
American Funds Managed Risk Growth-Income Fund - Class P2
	2018		1.15%	2.95%	12.03	13.31	754,057	9,811,159	-4.82%	-3.09%	1.02%
	2017		1.15%	2.95%	12.64	13.74	683,238	9,194,851	16.90%	19.02%	0.97%
	2016		1.15%	2.95%	10.81	11.54	657,242	7,461,953	3.00%	4.87%	1.13%
	2015		0.65%	2.95%	10.53	10.96	422,725	4,601,388	-6.35%	-4.88%	0.08%
	2014		1.30%	2.85%	11.24	11.53	127,395	1,460,512	1.48%	3.07%	0.87%
American Funds Managed Risk International Fund - Class P2
	2018		1.15%	3.25%	8.92	9.87	827,888	7,984,304	-13.10%	-11.52%	1.80%
	2017		1.15%	2.95%	10.26	11.16	650,680	7,127,663	24.96%	27.22%	0.73%
	2016		1.15%	2.95%	8.21	8.77	638,778	5,514,456	-5.87%	-4.16%	0.81%
	2015		1.15%	2.95%	8.75	9.12	404,577	3,663,384	-9.15%	-7.69%	0.02%
	2014		1.25%	2.85%	9.63	9.88	160,522	1,579,906	-8.33%	-6.85%	2.63%
American Funds Mortgage Fund - Class 2
	2018		0.75%	3.20%	9.12	10.99	162,699	1,682,155	-2.84%	-0.43%	1.83%
	2017		0.75%	3.20%	9.38	11.04	185,228	1,937,017	-1.97%	0.46%	1.38%
	2016		0.75%	3.20%	9.57	10.99	209,103	2,188,925	-0.97%	1.48%	1.58%
	2015		0.75%	3.20%	9.78	10.83	157,728	1,636,880	-1.11%	1.09%	1.46%
	2014		0.75%	2.95%	9.89	10.71	151,504	1,573,823	2.18%	4.45%	0.82%
American Funds Mortgage Fund - Class 4
	2018		1.30%	2.65%	9.73	9.80	30,483	298,162	-1.62%	-1.23%	2.33%
	2017	7/5/17	1.30%	1.70%	9.89	9.92	11,858	117,502	-1.51%	-1.03%	1.38%
American Funds New World Fund® - Class 2
	2018		0.60%	3.45%	2.43	28.57	1,846,508	19,949,341	-16.54%	-14.55%	0.84%
	2017		0.60%	2.95%	2.87	33.96	2,017,361	25,520,905	25.68%	28.67%	0.89%
	2016		0.60%	2.95%	2.25	26.80	2,560,316	23,955,270	2.20%	4.63%	0.70%
	2015		0.60%	2.95%	2.17	26.02	2,879,046	25,608,131	-5.96%	-3.72%	0.56%
	2014		0.60%	2.95%	2.27	27.45	3,308,643	29,707,792	-10.55%	-8.42%	0.96%
American Funds New World Fund® - Class 4
	2018		0.85%	1.55%	9.41	9.46	18,837	177,722	-15.57%	-15.26%	0.51%
	2017	6/14/17	1.15%	1.55%	11.14	11.17	58,989	658,143	1.44%	11.59%	0.93%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2
	2018		0.60%	3.45%	1.28	13.87	5,372,972	38,882,575	-2.24%	0.13%	1.73%
	2017		0.60%	3.00%	1.30	13.86	5,828,321	42,573,724	-1.41%	0.98%	1.31%
	2016		0.60%	3.00%	1.30	13.73	5,914,090	43,395,588	-1.75%	0.58%	1.24%
	2015		0.60%	2.95%	1.30	13.66	6,541,174	47,739,049	-1.36%	0.98%	1.37%
	2014		0.60%	2.95%	1.30	13.54	7,319,679	53,724,332	1.96%	4.39%	1.04%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4
	2018		1.15%	2.65%	9.40	9.71	114,009	1,100,820	-2.13%	-0.65%	2.18%
	2017	1/17/17	1.15%	2.65%	9.60	9.77	49,024	477,586	-2.07%	-0.13%	1.68%
American Funds Ultra-Short Bond Fund - Class 2
	2018		0.60%	2.80%	0.86	10.11	4,597,361	17,085,028	-1.44%	0.76%	1.17%
	2017		0.60%	2.80%	0.87	10.04	4,627,796	16,616,316	-2.33%	-0.11%	0.28%
	2016		0.60%	2.80%	0.88	10.07	5,026,860	16,656,118	-2.93%	-0.77%	0.00%
	2015		0.60%	2.80%	0.89	10.17	4,745,894	10,804,429	-3.20%	-1.03%	0.00%
	2014		0.60%	2.80%	0.91	10.29	4,987,296	12,745,899	-3.28%	-1.17%	0.00%
American Funds Ultra-Short Bond Fund - Class 4
	2018		0.85%	1.70%	9.85	9.91	16,497	163,097	-0.56%	-0.23%	0.64%
	2017	8/17/17	1.30%	1.70%	9.91	9.94	1,314	13,037	-0.52%	-0.32%	0.11%
LVIP American Balanced Allocation Fund - Service Class
	2018		0.30%	3.25%	11.14	15.47	2,433,682	34,401,300	-7.45%	-4.96%	1.67%
	2017		0.60%	3.25%	13.67	16.27	2,518,742	37,969,163	11.08%	13.72%	1.85%
	2016		0.60%	2.95%	12.31	14.31	2,672,700	35,847,158	2.75%	5.20%	1.57%
	2015		0.60%	2.95%	11.98	13.60	2,829,421	36,415,876	-3.91%	-1.62%	2.48%
	2014		0.60%	2.95%	12.46	13.83	2,939,792	38,798,271	2.31%	4.75%	2.03%

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2018		0.60%	3.00%	$10.91	$12.85	5,845,930	$70,337,321	-6.25%	-3.97%	1.54%
	2017		0.60%	3.00%	11.64	13.38	6,627,334	83,767,388	8.39%	11.02%	1.79%
	2016		0.60%	3.00%	10.74	12.05	7,167,788	82,357,618	1.19%	3.65%	1.53%
	2015		0.60%	3.00%	10.61	11.63	7,516,102	84,158,366	-5.34%	-3.03%	2.99%
	2014		0.60%	3.00%	11.21	11.95	6,712,100	78,300,023	2.02%	4.37%	2.07%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2018		0.60%	3.20%	11.01	13.14	9,096,407	111,867,276	-7.31%	-4.85%	1.15%
	2017		0.60%	3.20%	11.88	13.81	9,702,555	126,677,119	12.70%	15.67%	1.33%
	2016		0.60%	3.20%	10.54	11.94	10,988,715	125,366,667	-0.30%	2.29%	1.25%
	2015		0.60%	3.20%	10.57	11.65	12,154,615	136,776,315	-6.53%	-4.12%	2.97%
	2014		0.65%	3.20%	11.37	12.15	11,101,624	131,380,467	-0.82%	1.54%	2.02%
LVIP American Growth Allocation Fund - Service Class
	2018		0.60%	3.35%	12.48	16.20	1,776,116	25,978,752	-8.28%	-5.88%	1.69%
	2017		0.60%	3.15%	13.61	17.21	1,772,628	27,955,779	13.52%	16.45%	1.60%
	2016		0.60%	3.15%	11.99	14.78	1,853,877	25,446,161	2.79%	5.45%	1.55%
	2015		0.60%	3.15%	11.66	13.90	1,934,693	25,479,809	-4.30%	-1.97%	2.41%
	2014		0.75%	3.15%	12.19	14.18	2,038,426	27,666,196	1.99%	4.47%	1.92%
LVIP American Income Allocation Fund - Service Class
	2018		0.60%	2.80%	11.67	14.05	328,079	4,202,297	-5.59%	-3.49%	1.78%
	2017		0.60%	2.80%	12.36	14.55	359,254	4,843,637	6.85%	9.23%	1.98%
	2016		0.60%	2.80%	11.57	13.33	400,787	4,994,104	2.34%	4.62%	1.76%
	2015		0.60%	2.80%	11.31	12.74	412,165	4,962,581	-3.77%	-1.63%	2.62%
	2014		0.60%	2.80%	11.75	12.95	451,184	5,570,400	2.91%	5.20%	2.06%
LVIP American Preservation Fund - Service Class
	2018		0.60%	3.25%	8.50	10.03	4,209,653	39,641,609	-2.66%	-0.09%	1.46%
	2017		0.60%	3.20%	8.73	10.03	4,174,530	39,780,194	-1.87%	0.72%	1.25%
	2016		0.60%	3.20%	8.90	9.96	3,671,670	35,042,601	-1.63%	0.96%	1.35%
	2015		0.60%	3.20%	9.12	9.87	2,464,386	23,510,530	-2.95%	-0.63%	1.59%
	2014		0.60%	2.95%	9.42	9.93	1,419,739	13,748,929	-1.08%	1.18%	1.02%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2018:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds Asset Allocation Fund - Class 2	$6,259,674	$12,659,043
American Funds Asset Allocation Fund - Class 4	3,007,517	269,908
American Funds Blue Chip Income and Growth Fund - Class 2	9,771,163	13,700,151
American Funds Blue Chip Income and Growth Fund - Class 4	1,160,486	98,231
American Funds Bond Fund - Class 2	4,178,698	10,050,315
American Funds Bond Fund - Class 4	3,019,795	159,744
American Funds Capital Income Builder® - Class 4	1,879,320	874,669
American Funds Global Balanced Fund - Class 2	1,007,169	806,753
American Funds Global Balanced Fund - Class 4	1,035,679	431,570
American Funds Global Bond Fund - Class 2	2,829,276	5,775,089
American Funds Global Bond Fund - Class 4	135,258	37,463
American Funds Global Growth and Income Fund - Class 2	4,364,113	5,687,368
American Funds Global Growth and Income Fund - Class 4	341,744	129,655
American Funds Global Growth Fund - Class 2	5,263,807	8,085,945
American Funds Global Growth Fund - Class 4	957,986	171,694
American Funds Global Growth PortfolioSM - Class 4	1,364,382	801,583
American Funds Global Small Capitalization Fund - Class 2	1,869,177	4,962,789
American Funds Global Small Capitalization Fund - Class 4	902,441	15,648
American Funds Growth and Income PortfolioSM - Class 4	3,703,767	909,413
American Funds Growth Fund - Class 2	19,790,104	28,430,838
American Funds Growth Fund - Class 4	5,936,164	175,094
American Funds Growth-Income Fund - Class 2	13,151,019	26,234,245
American Funds Growth-Income Fund - Class 4	2,230,130	99,702
American Funds High-Income Bond Fund - Class 2	1,790,152	3,629,919
American Funds High-Income Bond Fund - Class 4	61,462	40,656
American Funds International Fund - Class 2	4,658,134	5,754,438
American Funds International Fund - Class 4	640,097	538,262
American Funds International Growth and Income Fund - Class 2	667,816	1,265,358
American Funds International Growth and Income Fund - Class 4	529,140	408,121
American Funds Managed Risk Asset Allocation Fund - Class P2	10,048,382	4,872,300
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2	3,425,385	2,290,913
American Funds Managed Risk Global Allocation PortfolioSM - Class P2	5,900,270	705,194
American Funds Managed Risk Growth and Income PortfolioSM - Class P2	7,479,243	1,804,139
American Funds Managed Risk Growth Fund - Class P2	4,808,917	2,112,455
American Funds Managed Risk Growth PortfolioSM - Class P2	9,161,796	2,815,691
American Funds Managed Risk Growth-Income Fund - Class P2	2,733,839	1,366,180
American Funds Managed Risk International Fund - Class P2	2,697,750	724,081
American Funds Mortgage Fund - Class 2	111,548	329,333
American Funds Mortgage Fund - Class 4	198,144	15,067
American Funds New World Fund® - Class 2	1,521,916	2,932,640
American Funds New World Fund® - Class 4	98,334	514,518
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2	3,568,715	6,684,475
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	717,323	90,338
American Funds Ultra-Short Bond Fund - Class 2	4,964,636	4,448,418
American Funds Ultra-Short Bond Fund - Class 4	815,727	666,874
LVIP American Balanced Allocation Fund - Service Class	5,039,525	5,273,877
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	3,729,960	12,170,305
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	6,159,965	12,685,218
LVIP American Growth Allocation Fund - Service Class	3,739,986	2,777,468
LVIP American Income Allocation Fund - Service Class	533,839	888,292
LVIP American Preservation Fund - Service Class	6,370,329	5,911,485

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

5. Investments

The following is a summary of investments owned at December 31, 2018:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Funds Asset Allocation Fund - Class 2	3,795,014	$21.08	$79,998,901	$75,165,239
American Funds Asset Allocation Fund - Class 4	315,420	20.99	6,620,671	7,267,938
American Funds Blue Chip Income and Growth Fund - Class 2	6,553,504	12.24	80,214,890	77,198,644
American Funds Blue Chip Income and Growth Fund - Class 4	118,579	12.19	1,445,479	1,663,485
American Funds Bond Fund - Class 2	6,325,563	10.34	65,406,322	68,017,940
American Funds Bond Fund - Class 4	404,358	10.33	4,177,019	4,255,159
American Funds Capital Income Builder® - Class 4	823,954	9.35	7,703,968	8,136,471
American Funds Global Balanced Fund - Class 2	443,362	11.65	5,165,162	5,002,763
American Funds Global Balanced Fund - Class 4	120,293	11.55	1,389,378	1,487,933
American Funds Global Bond Fund - Class 2	2,725,548	11.34	30,907,715	31,999,639
American Funds Global Bond Fund - Class 4	12,480	11.24	140,281	143,486
American Funds Global Growth and Income Fund - Class 2	2,733,544	12.99	35,508,740	31,536,741
American Funds Global Growth and Income Fund - Class 4	30,256	12.81	387,574	451,535
American Funds Global Growth Fund - Class 2	1,927,624	25.50	49,154,419	47,146,390
American Funds Global Growth Fund - Class 4	54,988	25.39	1,396,139	1,612,017
American Funds Global Growth PortfolioSM - Class 4	320,405	10.68	3,421,930	3,584,183
American Funds Global Small Capitalization Fund - Class 2	1,129,012	21.16	23,889,890	23,633,500
American Funds Global Small Capitalization Fund - Class 4	44,929	21.28	956,090	1,107,505
American Funds Growth and Income PortfolioSM - Class 4	703,072	10.59	7,445,528	7,640,400
American Funds Growth Fund - Class 2	2,038,882	69.48	141,661,533	130,998,690
American Funds Growth Fund - Class 4	91,758	68.64	6,298,278	7,190,855
American Funds Growth-Income Fund - Class 2	2,824,588	44.90	126,824,020	118,839,306
American Funds Growth-Income Fund - Class 4	60,993	44.47	2,712,368	2,976,523
American Funds High-Income Bond Fund - Class 2	2,049,069	9.19	18,830,941	21,422,407
American Funds High-Income Bond Fund - Class 4	18,366	9.96	182,925	204,320
American Funds International Fund - Class 2	2,524,701	17.60	44,434,744	46,566,435
American Funds International Fund - Class 4	53,941	17.40	938,578	1,092,956
American Funds International Growth and Income Fund - Class 2	547,274	15.30	8,373,296	8,557,850
American Funds International Growth and Income Fund - Class 4	39,086	15.22	594,882	656,129
American Funds Managed Risk Asset Allocation Fund - Class P2	4,301,415	12.22	52,563,295	52,409,100
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2	1,550,311	11.21	17,378,989	18,085,245
American Funds Managed Risk Global Allocation PortfolioSM - Class P2	1,472,460	10.07	14,827,671	15,045,413
American Funds Managed Risk Growth and Income PortfolioSM - Class P2	3,191,310	10.18	32,487,536	32,312,304
American Funds Managed Risk Growth Fund - Class P2	992,334	12.21	12,116,399	11,830,610
American Funds Managed Risk Growth PortfolioSM - Class P2	3,864,312	10.28	39,725,129	39,041,563
American Funds Managed Risk Growth-Income Fund - Class P2	840,728	11.67	9,811,295	9,814,617
American Funds Managed Risk International Fund - Class P2	817,806	9.76	7,981,787	8,272,442
American Funds Mortgage Fund - Class 2	164,171	10.28	1,687,677	1,734,337
American Funds Mortgage Fund - Class 4	29,264	10.19	298,196	301,876
American Funds New World Fund® - Class 2	959,635	20.79	19,950,809	20,278,254
American Funds New World Fund® - Class 4	8,582	20.71	177,742	196,525
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2	3,294,516	11.83	38,974,122	40,468,382
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	93,107	11.84	1,102,388	1,106,445
American Funds Ultra-Short Bond Fund - Class 2	1,556,165	11.03	17,164,500	17,159,492
American Funds Ultra-Short Bond Fund - Class 4	14,629	11.15	163,117	163,383
LVIP American Balanced Allocation Fund - Service Class	2,911,393	11.82	34,409,757	35,310,189
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	6,390,205	11.01	70,349,763	70,497,772
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	9,569,750	11.69	111,879,945	109,668,783
LVIP American Growth Allocation Fund - Service Class	2,136,312	12.16	25,983,964	26,226,473
LVIP American Income Allocation Fund - Service Class	381,768	11.01	4,202,885	4,382,700
LVIP American Preservation Fund - Service Class	4,092,069	9.70	39,693,066	40,465,315

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2018, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Asset Allocation Fund - Class 2	122,309	(1,633,870)	(1,511,561)
American Funds Asset Allocation Fund - Class 4	225,539	(16,480)	209,059
American Funds Blue Chip Income and Growth Fund - Class 2	188,710	(1,543,274)	(1,354,564)
American Funds Blue Chip Income and Growth Fund - Class 4	95,391	(7,395)	87,996
American Funds Bond Fund - Class 2	419,211	(1,686,775)	(1,267,564)
American Funds Bond Fund - Class 4	292,261	(14,319)	277,942
American Funds Capital Income Builder® - Class 4	160,916	(76,622)	84,294
American Funds Global Balanced Fund - Class 2	68,439	(52,563)	15,876
American Funds Global Balanced Fund - Class 4	85,382	(35,371)	50,011
American Funds Global Bond Fund - Class 2	186,177	(455,809)	(269,632)
American Funds Global Bond Fund - Class 4	13,168	(3,571)	9,597
American Funds Global Growth and Income Fund - Class 2	42,758	(274,632)	(231,874)
American Funds Global Growth and Income Fund - Class 4	27,619	(11,354)	16,265
American Funds Global Growth Fund - Class 2	138,259	(844,675)	(706,416)
American Funds Global Growth Fund - Class 4	76,523	(13,666)	62,857
American Funds Global Growth PortfolioSM - Class 4	104,337	(61,347)	42,990
American Funds Global Small Capitalization Fund - Class 2	115,939	(523,921)	(407,982)
American Funds Global Small Capitalization Fund - Class 4	76,320	(629)	75,691
American Funds Growth and Income PortfolioSM - Class 4	300,986	(71,015)	229,971
American Funds Growth Fund - Class 2	222,026	(2,361,931)	(2,139,905)
American Funds Growth Fund - Class 4	450,950	(10,260)	440,690
American Funds Growth-Income Fund - Class 2	174,837	(2,594,889)	(2,420,052)
American Funds Growth-Income Fund - Class 4	179,047	(6,217)	172,830
American Funds High-Income Bond Fund - Class 2	140,390	(432,872)	(292,482)
American Funds High-Income Bond Fund - Class 4	5,040	(3,774)	1,266
American Funds International Fund - Class 2	217,218	(731,121)	(513,903)
American Funds International Fund - Class 4	50,667	(47,545)	3,122
American Funds International Growth and Income Fund - Class 2	24,758	(56,967)	(32,209)
American Funds International Growth and Income Fund - Class 4	49,764	(37,721)	12,043
American Funds Managed Risk Asset Allocation Fund - Class P2	515,423	(308,621)	206,802
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2	179,148	(163,342)	15,806
American Funds Managed Risk Global Allocation PortfolioSM - Class P2	530,912	(54,617)	476,295
American Funds Managed Risk Growth and Income PortfolioSM - Class P2	573,797	(135,843)	437,954
American Funds Managed Risk Growth Fund - Class P2	282,263	(137,299)	144,964
American Funds Managed Risk Growth PortfolioSM - Class P2	676,503	(215,591)	460,912
American Funds Managed Risk Growth-Income Fund - Class P2	162,034	(91,215)	70,819
American Funds Managed Risk International Fund - Class P2	240,438	(63,230)	177,208
American Funds Mortgage Fund - Class 2	8,366	(30,895)	(22,529)
American Funds Mortgage Fund - Class 4	19,989	(1,364)	18,625
American Funds New World Fund® - Class 2	61,332	(232,185)	(170,853)
American Funds New World Fund® - Class 4	7,489	(47,641)	(40,152)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2	515,938	(971,287)	(455,349)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	73,796	(8,811)	64,985
American Funds Ultra-Short Bond Fund - Class 2	1,805,060	(1,835,495)	(30,435)
American Funds Ultra-Short Bond Fund - Class 4	82,536	(67,353)	15,183
LVIP American Balanced Allocation Fund - Service Class	230,815	(315,875)	(85,060)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	102,653	(884,057)	(781,404)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	221,415	(827,563)	(606,148)
LVIP American Growth Allocation Fund - Service Class	141,410	(137,922)	3,488
LVIP American Income Allocation Fund - Service Class	30,524	(61,699)	(31,175)
LVIP American Preservation Fund - Service Class	628,107	(592,984)	35,123

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

The change in units outstanding for the year ended December 31, 2017, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Asset Allocation Fund - Class 2	707,418	(1,504,937)	(797,519)
American Funds Asset Allocation Fund - Class 4	404,278	(9,533)	394,745
American Funds Blue Chip Income and Growth Fund - Class 2	210,567	(1,512,589)	(1,302,022)
American Funds Blue Chip Income and Growth Fund - Class 4	58,267	(1,070)	57,197
American Funds Bond Fund - Class 2	764,504	(1,006,098)	(241,594)
American Funds Bond Fund - Class 4	146,822	(59)	146,763
American Funds Capital Income Builder® - Class 4	271,044	(103,568)	167,476
American Funds Global Balanced Fund - Class 2	55,842	(43,382)	12,460
American Funds Global Balanced Fund - Class 4	82,545	(3,652)	78,893
American Funds Global Bond Fund - Class 2	290,923	(236,026)	54,897
American Funds Global Bond Fund - Class 4	4,613	(55)	4,558
American Funds Global Growth and Income Fund - Class 2	18,457	(353,961)	(335,504)
American Funds Global Growth and Income Fund - Class 4	22,862	(24)	22,838
American Funds Global Growth Fund - Class 2	85,686	(1,029,268)	(943,582)
American Funds Global Growth Fund - Class 4	77,413	(196)	77,217
American Funds Global Growth PortfolioSM - Class 4	228,214	(18,968)	209,246
American Funds Global Small Capitalization Fund - Class 2	64,803	(540,425)	(475,622)
American Funds Global Small Capitalization Fund - Class 4	21,367	(352)	21,015
American Funds Growth and Income PortfolioSM - Class 4	297,163	(36,941)	260,222
American Funds Growth Fund - Class 2	222,180	(3,009,144)	(2,786,964)
American Funds Growth Fund - Class 4	137,005	(1,503)	135,502
American Funds Growth-Income Fund - Class 2	186,157	(2,651,247)	(2,465,090)
American Funds Growth-Income Fund - Class 4	80,226	(214)	80,012
American Funds High-Income Bond Fund - Class 2	66,457	(306,416)	(239,959)
American Funds High-Income Bond Fund - Class 4	17,500	(41)	17,459
American Funds International Fund - Class 2	100,575	(1,088,185)	(987,610)
American Funds International Fund - Class 4	95,363	(389)	94,974
American Funds International Growth and Income Fund - Class 2	30,156	(105,428)	(75,272)
American Funds International Growth and Income Fund - Class 4	51,076	(397)	50,679
American Funds Managed Risk Asset Allocation Fund - Class P2	818,363	(299,505)	518,858
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2	391,807	(213,293)	178,514
American Funds Managed Risk Global Allocation PortfolioSM - Class P2	379,748	(133,348)	246,400
American Funds Managed Risk Growth and Income PortfolioSM - Class P2	929,249	(75,928)	853,321
American Funds Managed Risk Growth Fund - Class P2	122,597	(146,603)	(24,006)
American Funds Managed Risk Growth PortfolioSM - Class P2	1,000,363	(325,867)	674,496
American Funds Managed Risk Growth-Income Fund - Class P2	168,231	(142,235)	25,996
American Funds Managed Risk International Fund - Class P2	148,452	(136,550)	11,902
American Funds Mortgage Fund - Class 2	47,397	(71,272)	(23,875)
American Funds Mortgage Fund - Class 4	11,890	(32)	11,858
American Funds New World Fund® - Class 2	67,142	(610,097)	(542,955)
American Funds New World Fund® - Class 4	59,348	(359)	58,989
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2	368,625	(454,394)	(85,769)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	49,049	(25)	49,024
American Funds Ultra-Short Bond Fund - Class 2	846,567	(1,245,631)	(399,064)
American Funds Ultra-Short Bond Fund - Class 4	1,321	(7)	1,314
LVIP American Balanced Allocation Fund - Service Class	173,971	(327,929)	(153,958)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	148,132	(688,586)	(540,454)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	105,796	(1,391,956)	(1,286,160)
LVIP American Growth Allocation Fund - Service Class	158,499	(239,748)	(81,249)
LVIP American Income Allocation Fund - Service Class	19,005	(60,538)	(41,533)
LVIP American Preservation Fund - Service Class	817,696	(314,836)	502,860

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New

York and Contract Owners of Lincoln Life & Annuity Variable Annuity Account H

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln Life & Annuity Variable Annuity Account H ("Variable Account"), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 2000.
Philadelphia, Pennsylvania
April 16, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Asset Allocation Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Asset Allocation Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 26, 2017 (commencement of operations) through December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 14, 2017 (commencement of operations) through December 31, 2017
American Funds Bond Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Bond Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 5, 2017 (commencement of operations) through December 31, 2017
American Funds Capital Income Builder® - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Balanced Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Balanced Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 17, 2017 (commencement of operations) through December 31, 2017
American Funds Global Bond Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Bond Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from August 17, 2017 (commencement of operations) through December 31, 2017
American Funds Global Growth and Income Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth and Income Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 27, 2017 (commencement of operations) through December 31, 2017
American Funds Global Growth Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 24, 2017 (commencement of operations) through December 31, 2017
American Funds Global Growth PortfolioSM - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 14, 2017 (commencement of operations) through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Growth and Income PortfolioSM - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 14, 2017 (commencement of operations) through December 31, 2017
American Funds Growth-Income Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 23, 2017 (commencement of operations) through December 31, 2017
American Funds High-Income Bond Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds High-Income Bond Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 26, 2017 (commencement of operations) through December 31, 2017
American Funds International Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 12, 2017 (commencement of operations) through December 31, 2017
American Funds International Growth and Income Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Growth and Income Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 14, 2017 (commencement of operations) through December 31, 2017
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Global Allocation PortfolioSM - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Growth and Income PortfolioSM - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Growth Fund - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Growth PortfolioSM - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Growth-Income Fund - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk International Fund - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Mortgage Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Mortgage Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 5, 2017 (commencement of operations) through December 31, 2017
American Funds New World Fund® - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds New World Fund® - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 14, 2017 (commencement of operations) through December 31, 2017
American Funds U.S. Government/AAA-Rated Securities Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 17, 2017 (commencement of operations) through December 31, 2017
American Funds Ultra-Short Bond Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Ultra-Short Bond Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from August 17, 2017 (commencement of operations) through December 31, 2017
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Income Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Preservation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Lincoln Life & Annuity Variable Annuity Account H
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2018
Statement of Operations - Year ended December 31, 2018
Statements of Changes in Net Assets - Years ended December 31, 2018 and 2017
Notes to Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
Balance Sheets - Years ended December 31, 2018 and 2017
Statements of Comprehensive Income (Loss) - Years ended December 31, 2018, 2017 and 2016
Statements of Stockholder’s Equity - Years ended December 31, 2018, 2017 and 2016
Statements of Cash Flows - Years ended December 31, 2018, 2017 and 2016
Notes to Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.
(2) Not Applicable
(3)(a) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(b) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(4)(a) Annuity Contract (30070BNYL 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141754) filed on April 14, 2004.
(b) Contract Specifications (30070 - B Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.
(c) Contract Specifications (30070 - L Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.
(d) Persistency Credit Rider (32154B-NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.
(e) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(f) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(g) DCA Fixed Account Allocations (NYCPALGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-83718) filed on April 21, 2004.
(h) DCA Fixed Account Allocations (NYCPAGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(i) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(j) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(k) Variable Annuity Rider (32793 7/06 NY LSSA) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-93875) filed on December 21, 2006.
(l) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(m) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.
(n) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(o) Guaranteed Income Benefit Rider (GIB v4) AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(p) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(q) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(r) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(s) Contract Endorsement (AR514-DOMA) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.
(i) Amendatory Endorsement (AR-567 DOMA) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-170897) filed on November 5, 2013.
(t) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(u) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(v) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-181616) filed on April 8, 2015.
(w) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591 NY) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(x) Guaranteed Income Later Rider (4LATER Select Advantage) (AR-547 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(y) Variable Annuity Living Benefit Rider (LINC/MSA) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(z) Variable Annuity Living Benefit Rider (Max 6) (AR-600) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(a-2) Guaranteed Income Benefit Rider (GIB) (AR-528 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(5) Application (ANF06747NY-AL 11/11) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-171097) filed on April 11, 2012.
(6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.
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(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(i) Amendments to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(ii) Amendment No. 4 to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 333-141758) filed on April 12, 2018.
(c) Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(d) Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(8)(a) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(b) Fund Participation Agreements among Lincoln Life & Annuity Company of New York and:
(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(c) Rule 22c-2 Agreement between Lincoln Life & Annuity Company of New York and:
(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(9) Opinion and Consent of Mary Jo Ardington, Associate General Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-171097) filed on April 8, 2011.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York filed herein.
(11) Not Applicable
(12) Not Applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-222786) filed on May 14, 2018.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.
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Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Leon E. Roday**	Executive Vice President
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 120 Madison Street, Suite 1310, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of February 28, 2019 there were 8,166 contract owners under Account H.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
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b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.
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Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 16th day of April, 2019.
Lincoln Life & Annuity Variable Annuity Account H (Registrant) American Legacy® Signature
By:	/s/Delson R. Campbell Delson R. Campbell Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Michelle L. Grindle Michelle L. Grindle Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 16, 2019.
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Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ George W. Henderson, III George W. Henderson, III	Director
*/s/ Mark E. Konen Mark E. Konen	Director
*/s/ M. Leanne Lachman M. Leanne Lachman	Director
*/s/ Louis G. Marcoccia Louis G. Marcoccia	Director
*/s/ Patrick S. Pittard Patrick S. Pittard	Director
*By: /s/ Delson R. Campbell Delson R. Campbell	Pursuant to a Power of Attorney
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